JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 34.3%
Australia — 0.7%
AGL Energy Ltd.	979	5,531
APA Group	362	2,000
Atlas Arteria Ltd.	548	1,932
Bendigo & Adelaide Bank Ltd.	348	2,223
BHP Group Ltd.	107	3,281
CSR Ltd.	506	2,278
Glencore plc	697	3,689
Insignia Financial Ltd.	648	900
JB Hi-Fi Ltd.	24	898
Magellan Financial Group Ltd.	62	365
Origin Energy Ltd.	389	2,169
QBE Insurance Group Ltd.	513	5,286
Rio Tinto Ltd.	85	7,272
Rio Tinto plc	162	11,177
Sonic Healthcare Ltd.	112	2,335
Telstra Group Ltd.	2,108	5,558
Transurban Group	235	2,069
Woodside Energy Group Ltd.	186	3,880
Woolworths Group Ltd.	127	2,992
Yancoal Australia Ltd.	129	503
		66,338
Austria — 0.1%
ANDRITZ AG	36	2,250
Erste Group Bank AG	45	1,944
OMV AG	63	2,804
Verbund AG	14	1,120
		8,118
Belgium — 0.1%
Ageas SA	44	1,910
Euronav NV	70	1,238
KBC Group NV	19	1,212
Proximus SADP	421	3,992
		8,352
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	1,556	4,107
Banco do Brasil SA	618	7,047
Itau Unibanco Holding SA (Preference)	1,305	8,657
TIM SA	1,399	4,919
Yara International ASA	24	805
		25,535
Canada — 1.6%
Agnico Eagle Mines Ltd.	72	3,556
Algonquin Power & Utilities Corp. (a)	325	1,928
AltaGas Ltd.	94	1,949
Atco Ltd., Class I	68	1,913

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Bank of Nova Scotia (The)	123	5,753
Barrick Gold Corp.	275	4,300
BCE, Inc.	185	7,443
Canadian Imperial Bank of Commerce	110	4,959
Canadian Natural Resources Ltd.	44	2,816
Canadian Tire Corp. Ltd., Class A	20	2,152
Canadian Utilities Ltd., Class A	90	2,046
Capital Power Corp. (a)	73	2,001
Chartwell Retirement Residences	131	1,170
Emera, Inc.	55	1,958
Enbridge, Inc.	213	7,577
Fortis, Inc.	199	7,969
Gibson Energy, Inc.	133	2,119
Great-West Lifeco, Inc.	198	6,610
Hydro One Ltd. (b)	216	6,416
IGM Financial, Inc. (a)	79	2,143
Keyera Corp.	102	2,459
Manulife Financial Corp.	322	7,121
Northland Power, Inc.	123	2,259
Nutrien Ltd.	72	3,602
Pembina Pipeline Corp.	246	8,483
Power Corp. of Canada	224	6,521
Restaurant Brands International, Inc.	83	6,437
Sienna Senior Living, Inc.	79	710
Superior Plus Corp. (a)	218	1,493
TC Energy Corp.	173	6,833
Teekay Tankers Ltd., Class A	41	2,567
TELUS Corp.	426	7,622
Tourmaline Oil Corp.	123	5,325
		138,210
Chile — 0.0% ^
Banco Santander Chile, ADR	217	3,972
China — 1.5%
China Construction Bank Corp., Class H	12,443	7,389
China Merchants Bank Co. Ltd., Class H	1,664	6,066
China Overseas Land & Investment Ltd.	395	597
China Petroleum & Chemical Corp., Class H	9,002	4,683
China Resources Gas Group Ltd.	1,029	2,918
China Resources Land Ltd.	1,096	3,327
China Yangtze Power Co. Ltd., Class A	2,639	8,962
ENN Energy Holdings Ltd.	311	2,317
Fuyao Glass Industry Group Co. Ltd., Class A	453	2,401
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,282	5,798
Guangdong Investment Ltd.	1,944	1,130
Haier Smart Home Co. Ltd., Class A	876	2,725
Haier Smart Home Co. Ltd., Class H	3,090	8,732

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Huayu Automotive Systems Co. Ltd., Class A	1,676	3,792
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,239	12,215
JD.com, Inc., Class A	416	4,686
Lenovo Group Ltd.	1,902	1,992
Midea Group Co. Ltd., Class A	872	7,070
NetEase, Inc.	609	11,834
NXP Semiconductors NV	70	14,764
Ping An Insurance Group Co. of China Ltd., Class H	1,234	5,185
Shenzhou International Group Holdings Ltd.	478	4,260
Tingyi Cayman Islands Holding Corp.	3,646	3,630
Topsports International Holdings Ltd. (b)	2,583	1,674
Wuliangye Yibin Co. Ltd., Class A	318	5,613
Xinyi Glass Holdings Ltd.	2,232	1,850
Zhejiang Supor Co. Ltd., Class A	366	2,578
		138,188
Denmark — 0.3%
AP Moller - Maersk A/S, Class B (a)	1	2,677
D/S Norden A/S	20	1,053
Danske Bank A/S	61	1,650
Novo Nordisk A/S, Class B	142	16,217
Sydbank A/S	39	1,739
		23,336
Finland — 0.5%
Elisa OYJ	80	3,634
Fortum OYJ	294	4,028
Kone OYJ, Class B	49	2,411
Mandatum OYJ *	196	884
Nordea Bank Abp	1,581	19,481
Orion OYJ, Class B	88	4,041
Sampo OYJ, Class A	52	2,183
UPM-Kymmene OYJ	251	9,150
Wartsila OYJ Abp	154	2,267
		48,079
France — 1.5%
Air Liquide SA	21	3,893
Amundi SA (b)	27	1,814
AXA SA	123	4,127
BNP Paribas SA	60	4,056
Cie Generale des Etablissements Michelin SCA	424	14,087
Coface SA	149	2,010
Danone SA	30	2,019
Engie SA	583	9,307
Eurazeo SE	23	1,984
Gaztransport Et Technigaz SA	19	2,637
Getlink SE	44	756
Klepierre SA, REIT	223	5,784

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Legrand SA	84	8,108
LVMH Moet Hennessy Louis Vuitton SE	16	13,593
Orange SA	411	4,891
Publicis Groupe SA	38	3,782
Rexel SA	79	2,095
Rubis SCA	62	1,562
TotalEnergies SE	200	12,937
Vallourec SA *	119	1,708
Veolia Environnement SA	64	2,098
Verallia SA (b)	22	778
Vinci SA	195	24,610
Vivendi SE	236	2,660
		131,296
Germany — 0.9%
Allianz SE (Registered)	71	18,878
BASF SE	54	2,596
Bayerische Motoren Werke AG	14	1,455
Commerzbank AG	108	1,239
Covestro AG * (b)	37	1,944
Daimler Truck Holding AG	56	2,024
Deutsche Telekom AG (Registered)	298	7,316
E.ON SE	430	5,814
Freenet AG	165	4,568
HOCHTIEF AG	22	2,367
LEG Immobilien SE *	38	3,124
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22	9,285
SAP SE	29	4,973
Scout24 SE (b)	11	819
Siemens AG (Registered)	35	6,226
Telefonica Deutschland Holding AG (a)	2,077	5,266
Vonovia SE	164	5,109
		83,003
Hong Kong — 0.4%
AIA Group Ltd.	752	5,899
CK Infrastructure Holdings Ltd.	467	2,770
CLP Holdings Ltd.	277	2,203
Hang Lung Properties Ltd.	130	151
Henderson Land Development Co. Ltd.	165	430
HK Electric Investments & HK Electric Investments Ltd. (b)	1,046	649
HKBN Ltd.	1,284	534
HKT Trust & HKT Ltd.	1,842	2,213
Hong Kong & China Gas Co. Ltd.	2,988	2,126
Hong Kong Exchanges & Clearing Ltd.	212	6,421
Hysan Development Co. Ltd.	82	141
New World Development Co. Ltd.	1,439	1,764
Orient Overseas International Ltd.	153	2,277

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
PCCW Ltd.	2,266	1,172
Power Assets Holdings Ltd.	538	3,153
VTech Holdings Ltd.	125	726
Yue Yuen Industrial Holdings Ltd.	734	693
		33,322
India — 0.5%
HCL Technologies Ltd.	530	10,044
HDFC Bank Ltd.	463	8,138
Infosys Ltd., ADR	910	18,067
Shriram Finance Ltd.	182	5,421
Tata Consultancy Services Ltd.	92	4,235
		45,905
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	38,039	13,703
Telkom Indonesia Persero Tbk. PT	38,193	9,580
		23,283
Ireland — 0.0% ^
AIB Group plc	260	1,141
Ardmore Shipping Corp.	146	2,425
		3,566
Israel — 0.0% ^
Bezeq The Israeli Telecommunication Corp. Ltd.	1,496	1,979
Italy — 0.7%
A2A SpA	1,191	2,361
ACEA SpA	48	754
Assicurazioni Generali SpA	253	5,643
Azimut Holding SpA	78	2,181
Banca Generali SpA	53	2,019
Banca Mediolanum SpA	467	4,778
BFF Bank SpA (b)	186	2,013
Enel SpA	1,416	9,661
Eni SpA	492	7,835
Hera SpA	763	2,688
Intesa Sanpaolo SpA	3,091	9,525
Iren SpA	480	1,008
Italgas SpA	390	2,222
Mediobanca Banca di Credito Finanziario SpA	140	1,853
Poste Italiane SpA (b)	174	1,884
Snam SpA	482	2,355
Terna - Rete Elettrica Nazionale	298	2,513
UniCredit SpA	110	3,233
Unipol Gruppo SpA	219	1,362
		65,888

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — 1.2%
Activia Properties, Inc., REIT	—	294
AEON REIT Investment Corp., REIT	—	227
Aozora Bank Ltd. (a)	260	5,722
Bridgestone Corp.	234	10,131
Canon, Inc.	104	2,859
Chubu Electric Power Co., Inc.	105	1,361
Dai Nippon Printing Co. Ltd.	105	3,050
Electric Power Development Co. Ltd.	278	4,675
ENEOS Holdings, Inc.	476	1,922
FANUC Corp.	105	2,899
Frontier Real Estate Investment Corp., REIT	—	225
Hokkaido Electric Power Co., Inc.	153	682
Idemitsu Kosan Co. Ltd.	646	3,586
Industrial & Infrastructure Fund Investment Corp., REIT	—	270
Japan Metropolitan Fund Invest, REIT	4	2,986
Japan Post Holdings Co. Ltd.	394	3,772
Kansai Electric Power Co., Inc. (The)	166	2,263
KDDI Corp.	78	2,571
Kirin Holdings Co. Ltd.	222	3,188
Kyushu Railway Co.	149	3,275
Mitsubishi Chemical Group Corp.	541	3,261
Nippon Steel Corp. (a)	164	3,954
Nippon Telegraph & Telephone Corp.	8,244	10,352
Niterra Co. Ltd.	8	202
Okinawa Electric Power Co., Inc. (The)	54	429
Sharp Corp. *	153	1,032
Shin-Etsu Chemical Co. Ltd.	148	5,845
SoftBank Corp.	719	9,553
Takeda Pharmaceutical Co. Ltd.	194	5,705
Tokio Marine Holdings, Inc.	372	9,801
United Urban Investment Corp., REIT	2	1,847
		107,939
Luxembourg — 0.1%
Intelsat SA ‡ *	270	7,571
Malta — 0.0% ^
Kindred Group plc, SDR	89	1,045
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	1,108	11,271
Kimberly-Clark de Mexico SAB de CV, Class A	1,285	2,919
Southern Copper Corp.	78	6,379
Wal-Mart de Mexico SAB de CV	2,114	8,729
		29,298
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (b)	186	2,738
ASML Holding NV	25	21,350

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
ASR Nederland NV	42	1,950
BE Semiconductor Industries NV	29	4,409
ING Groep NV	194	2,758
Koninklijke KPN NV	2,272	7,728
NN Group NV	54	2,225
OCI NV	36	1,039
Shell plc	590	18,299
Wolters Kluwer NV	17	2,465
		64,961
New Zealand — 0.1%
Contact Energy Ltd.	170	840
Spark New Zealand Ltd.	1,251	4,063
		4,903
Norway — 0.3%
Aker BP ASA	41	1,080
DNB Bank ASA	93	1,810
Equinor ASA	285	8,154
Hoegh Autoliners ASA	204	2,053
Mowi ASA	76	1,363
Norsk Hydro ASA	213	1,252
SFL Corp. Ltd.	221	2,695
Telenor ASA	841	9,328
Wallenius Wilhelmsen ASA	36	354
		28,089
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	262	3,153
Portugal — 0.0% ^
Navigator Co. SA (The)	372	1,532
NOS SGPS SA	139	493
Redes Energeticas Nacionais SGPS SA	242	595
		2,620
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡	2,552	61
Severstal PAO, GDR ‡ * (b)	132	42
Severstal PAO, GDR ‡ * (b)	10	3
		106
Saudi Arabia — 0.2%
Al Rajhi Bank	197	4,402
Saudi National Bank (The)	837	9,034
		13,436
Singapore — 0.4%
BW LPG Ltd. (b)	175	2,159
CapitaLand Ascendas, REIT	824	1,785
DBS Group Holdings Ltd.	453	10,734

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Hafnia Ltd.	279	2,032
Keppel Infrastructure Trust	1,544	580
NetLink NBN Trust (b)	1,267	798
Singapore Airlines Ltd.	129	642
Singapore Exchange Ltd.	1,143	7,981
Singapore Telecommunications Ltd.	2,686	4,793
		31,504
South Africa — 0.4%
Anglo American plc	178	4,248
AVI Ltd.	161	715
Bid Corp. Ltd.	194	4,703
Bidvest Group Ltd. (The)	292	3,847
FirstRand Ltd.	848	3,073
Sanlam Ltd.	1,779	6,786
Shoprite Holdings Ltd.	163	2,363
Standard Bank Group Ltd.	441	4,704
Vodacom Group Ltd.	993	4,951
		35,390
South Korea — 0.6%
Hana Financial Group, Inc.	75	2,685
KB Financial Group, Inc.	159	6,726
Kia Corp. *	84	6,410
LG Uplus Corp.	250	1,915
Samsung Electronics Co. Ltd.	453	24,634
Samsung Electronics Co. Ltd. (Preference)	49	2,146
Shinhan Financial Group Co. Ltd.	206	6,321
SK Telecom Co. Ltd.	120	4,528
		55,365
Spain — 0.7%
Acerinox SA	196	2,066
ACS Actividades de Construccion y Servicios SA	68	2,672
Aena SME SA (b)	13	2,307
Atlantica Sustainable Infrastructure plc	103	1,976
Banco Bilbao Vizcaya Argentaria SA	387	3,622
Banco Santander SA	897	3,607
CaixaBank SA	462	1,970
Cia de Distribucion Integral Logista Holdings SA	75	2,106
Enagas SA	118	1,915
Endesa SA	416	8,248
Iberdrola SA *	10	125
Iberdrola SA	1,397	16,816
Industria de Diseno Textil SA	98	4,170
Mapfre SA	790	1,739
Naturgy Energy Group SA	243	6,544
Redeia Corp. SA	131	2,183

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Repsol SA	155	2,295
Telefonica SA	571	2,325
		66,686
Sweden — 0.5%
Skandinaviska Enskilda Banken AB, Class A	159	2,251
SSAB AB, Class B	304	2,325
Svenska Handelsbanken AB, Class A (a)	149	1,611
Tele2 AB, Class B	1,193	10,175
Telia Co. AB	983	2,534
Trelleborg AB, Class B	52	1,567
Volvo AB, Class B	947	22,705
		43,168
Switzerland — 0.5%
ABB Ltd. (Registered)	64	2,688
Accelleron Industries AG	33	1,068
Adecco Group AG (Registered)	41	1,754
Novartis AG (Registered)	129	13,354
Partners Group Holding AG	2	2,974
Swisscom AG (Registered)	4	2,336
UBS Group AG (Registered)	169	5,062
Zurich Insurance Group AG	30	15,226
		44,462
Taiwan — 1.2%
ASE Technology Holding Co. Ltd.	2,106	9,106
Delta Electronics, Inc.	197	1,766
MediaTek, Inc.	59	1,821
Mega Financial Holding Co. Ltd.	1,717	2,063
Novatek Microelectronics Corp.	366	5,962
President Chain Store Corp.	615	5,185
Quanta Computer, Inc.	494	3,905
Realtek Semiconductor Corp.	587	8,785
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	197	22,182
Taiwan Semiconductor Manufacturing Co. Ltd.	1,851	37,065
Vanguard International Semiconductor Corp.	1,798	4,219
Wiwynn Corp.	58	4,058
		106,117
Thailand — 0.1%
SCB X PCL	1,930	5,649
Siam Cement PCL (The) (Registered)	360	2,739
		8,388
United Kingdom — 2.0%
3i Group plc	86	2,682
Admiral Group plc	34	1,073
AstraZeneca plc	62	8,178
Aviva plc	412	2,247

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
B&M European Value Retail SA	350	2,291
Balfour Beatty plc	485	2,040
Barratt Developments plc	1,144	7,797
Berkeley Group Holdings plc	42	2,569
BP plc	1,970	11,507
Britvic plc	152	1,700
BT Group plc	1,369	1,940
Centrica plc	1,619	2,833
Coca-Cola Europacific Partners plc	129	8,855
Compass Group plc	99	2,727
Direct Line Insurance Group plc *	578	1,234
Dunelm Group plc	141	1,948
Games Workshop Group plc	9	1,177
Harbour Energy plc	337	1,184
HSBC Holdings plc	936	7,305
IG Group Holdings plc	105	947
Imperial Brands plc	257	6,167
InterContinental Hotels Group plc	30	2,806
Intermediate Capital Group plc	93	2,103
Investec plc	304	1,979
J Sainsbury plc	599	2,047
Lancashire Holdings Ltd.	155	1,190
Land Securities Group plc, REIT	182	1,538
Legal & General Group plc	778	2,504
Lloyds Banking Group plc	4,542	2,435
M&G plc	125	354
Man Group plc	750	2,255
Mitie Group plc	1,593	2,088
National Grid plc	187	2,490
NatWest Group plc	1,453	4,100
Next plc	18	1,919
Pagegroup plc	274	1,594
Persimmon plc	103	1,899
Phoenix Group Holdings plc	145	923
RELX plc	302	12,474
Sage Group plc (The)	287	4,272
Segro plc, REIT	29	320
Severn Trent plc	105	3,457
SSE plc	710	15,121
Taylor Wimpey plc	1,506	2,811
Telecom Plus plc	62	1,141
Tesco plc	1,611	5,839
Unilever plc	41	1,987
United Utilities Group plc	376	5,060
Vodafone Group plc	8,356	7,104
WPP plc	258	2,494
		174,705

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 15.6%
3M Co.	54	5,124
Abbott Laboratories	22	2,437
AbbVie, Inc.	274	45,101
Accenture plc, Class A	5	1,779
Air Products and Chemicals, Inc.	12	3,186
ALLETE, Inc.	16	971
Altria Group, Inc.	128	5,152
American Electric Power Co., Inc.	69	5,353
American Express Co.	14	2,886
Amgen, Inc.	23	7,343
Analog Devices, Inc.	20	3,872
Annaly Capital Management, Inc., REIT	299	5,733
Antero Midstream Corp.	184	2,250
Arthur J Gallagher & Co.	10	2,310
AT&T, Inc.	493	8,718
Avangrid, Inc.	172	5,220
Avista Corp.	59	2,004
Baker Hughes Co.	136	3,877
Bank of America Corp.	425	14,470
Best Buy Co., Inc.	74	5,355
Black Hills Corp.	29	1,487
BlackRock, Inc.	4	3,018
Boston Properties, Inc., REIT	97	6,427
Bristol-Myers Squibb Co.	98	4,791
Campbell Soup Co.	127	5,677
Cardinal Health, Inc.	60	6,521
CF Industries Holdings, Inc.	59	4,491
Chesapeake Energy Corp. (a)	43	3,311
Chevron Corp.	219	32,256
Chubb Ltd.	17	4,101
Cigna Group (The)	10	2,937
Cisco Systems, Inc.	115	5,793
Citizens Financial Group, Inc.	99	3,230
Claire's Stores, Inc. ‡ *	4	837
Clear Channel Outdoor Holdings, Inc. * (a)	287	494
Clearway Energy, Inc., Class C	80	1,946
Clorox Co. (The)	40	5,761
CME Group, Inc.	112	23,014
CMS Energy Corp.	35	1,990
Coca-Cola Co. (The)	652	38,767
Cogent Communications Holdings, Inc.	37	2,891
Comcast Corp., Class A	667	31,046
Conagra Brands, Inc.	190	5,541
ConocoPhillips	40	4,527
Consolidated Edison, Inc.	63	5,726
Coterra Energy, Inc.	224	5,568
CRH plc	29	2,091

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Crown Castle, Inc., REIT	46	5,017
Cummins, Inc.	23	5,615
CVS Health Corp.	78	5,767
Deere & Co.	34	13,208
Devon Energy Corp.	81	3,421
DHT Holdings, Inc.	236	2,630
Digital Realty Trust, Inc., REIT	43	6,103
Dominion Energy, Inc.	162	7,384
Dover Corp.	20	3,053
Dow, Inc.	347	18,573
DT Midstream, Inc.	42	2,276
Duke Energy Corp.	83	7,980
Eastman Chemical Co.	68	5,643
Eaton Corp. plc	34	8,379
Edison International	90	6,047
Eli Lilly & Co.	2	1,559
Emerson Electric Co.	65	5,928
Entergy Corp.	56	5,553
Envision Healthcare Corp. ‡ *	11	119
EOG Resources, Inc.	70	7,931
Equitrans Midstream Corp.	250	2,550
Evergy, Inc.	145	7,336
Eversource Energy	41	2,224
Exxon Mobil Corp.	430	44,173
Fastenal Co.	105	7,183
Federal Realty Investment Trust, REIT	52	5,330
Ferguson plc	10	1,881
FirstEnergy Corp.	209	7,670
Frontier Communications Parent, Inc. * (a)	122	2,997
General Dynamics Corp.	16	4,210
General Mills, Inc.	65	4,246
Genuine Parts Co.	35	4,927
Gilead Sciences, Inc.	75	5,848
Goodman Networks, Inc. ‡ *	54	—
GSK plc	587	11,616
Gulfport Energy Corp. *	26	3,332
Hasbro, Inc.	114	5,598
Hawaiian Electric Industries, Inc.	152	1,975
Healthpeak Properties, Inc., REIT	298	5,509
Hewlett Packard Enterprise Co.	376	5,744
Holcim AG	50	3,832
Home Depot, Inc. (The)	13	4,412
Honeywell International, Inc.	41	8,235
HP, Inc.	56	1,593
iHeartMedia, Inc., Class A *	122	331
Intel Corp.	139	6,004
International Business Machines Corp.	49	8,910

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
International Flavors & Fragrances, Inc.	71	5,690
International Paper Co.	174	6,232
Interpublic Group of Cos., Inc. (The)	161	5,308
Iron Mountain, Inc., REIT	97	6,546
J M Smucker Co. (The)	30	3,932
Johnson & Johnson	185	29,352
Juniper Networks, Inc.	197	7,281
Kellanova	28	1,514
Kenvue, Inc.	315	6,535
Keurig Dr Pepper, Inc.	266	8,367
KeyCorp	494	7,181
Kimberly-Clark Corp.	45	5,480
Kimco Realty Corp., REIT	144	2,914
Kinder Morgan, Inc.	480	8,120
Kraft Heinz Co. (The)	164	6,103
Laureate Education, Inc., Class A	179	2,252
Lowe's Cos., Inc.	86	18,406
LyondellBasell Industries NV, Class A	64	6,033
Marriott International, Inc., Class A	34	8,185
McDonald's Corp.	46	13,453
Medtronic plc	24	2,140
Merck & Co., Inc.	248	29,987
Microchip Technology, Inc.	10	836
Microsoft Corp.	24	9,440
Mnk Common Stock ‡ *	66	2,526
Mondelez International, Inc., Class A	38	2,863
Moran Foods Backstop Equity ‡ *	17,743	177
Morgan Stanley	50	4,322
Motorola Solutions, Inc.	20	6,299
MYT Holding LLC ‡ *	1,342	336
National CineMedia, Inc. *	107	438
Nestle SA (Registered)	308	35,136
NetApp, Inc.	71	6,160
New Fortress Energy, Inc.	65	2,175
Newmont Corp.	128	4,411
NextEra Energy, Inc.	407	23,887
NMG, Inc. ‡ * (a)	41	4,599
NMG, Inc. ‡ *	4	488
Nordic American Tankers Ltd.	537	2,387
Norfolk Southern Corp.	14	3,351
Northrop Grumman Corp.	4	1,903
Northwestern Energy Group, Inc.	43	2,085
OGE Energy Corp.	60	1,996
Omnicom Group, Inc.	67	6,026
ONE Gas, Inc.	33	2,050
ONEOK, Inc.	129	8,783
PACCAR, Inc. *	31	3,139

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Packaging Corp. of America	39	6,421
Parker-Hannifin Corp.	4	1,823
PepsiCo, Inc.	19	3,201
Pfizer, Inc.	116	3,138
Philip Morris International, Inc.	106	9,594
Phillips 66	50	7,228
Pinnacle West Capital Corp.	107	7,381
Pioneer Natural Resources Co.	27	6,306
PNC Financial Services Group, Inc. (The)	17	2,622
PPG Industries, Inc.	21	2,912
PPL Corp.	136	3,568
Procter & Gamble Co. (The)	117	18,419
Progressive Corp. (The)	69	12,369
Prologis, Inc., REIT	126	15,935
Prudential Financial, Inc.	59	6,185
Public Service Enterprise Group, Inc.	239	13,881
Public Storage, REIT	19	5,413
Regency Centers Corp., REIT	89	5,547
Republic Services, Inc.	13	2,208
Roche Holding AG	72	20,540
Ross Stores, Inc.	61	8,544
RTX Corp.	91	8,275
Schneider Electric SE	49	9,545
Seagate Technology Holdings plc	147	12,555
Shenandoah Telecommunications Co.	31	631
Simon Property Group, Inc., REIT	49	6,780
Sirius XM Holdings, Inc.	942	4,797
Southern Co. (The)	175	12,159
Steel Dynamics, Inc.	25	2,971
Stellantis NV	194	4,269
Sysco Corp.	31	2,496
T. Rowe Price Group, Inc.	50	5,445
Telephone and Data Systems, Inc.	132	2,528
Texas Instruments, Inc.	143	22,843
TJX Cos., Inc. (The)	35	3,304
T-Mobile US, Inc.	27	4,390
Truist Financial Corp.	165	6,131
Ubiquiti, Inc.	7	884
UDR, Inc., REIT	118	4,234
UGI Corp.	89	1,973
United Parcel Service, Inc., Class B	123	17,466
UnitedHealth Group, Inc.	33	16,950
US Bancorp	86	3,569
Valero Energy Corp.	43	6,015
Venator Materials plc *	4	4,029
Ventas, Inc., REIT	118	5,451
Verizon Communications, Inc.	263	11,133

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
VF Corp.	54	881
VICI Properties, Inc., REIT	511	15,383
Walgreens Boots Alliance, Inc.	267	6,036
Walmart, Inc.	18	2,951
Wells Fargo & Co.	269	13,479
Welltower, Inc., REIT	35	3,042
Weyerhaeuser Co., REIT	181	5,945
Whirlpool Corp.	36	3,992
Williams Cos., Inc. (The)	246	8,523
Windstream Holdings, Inc. ‡ *	4	43
WP Carey, Inc., REIT	85	5,252
Xcel Energy, Inc.	36	2,139
Yum! Brands, Inc.	93	12,017
		1,387,797
Total Common Stocks (Cost $2,553,288)		3,065,073
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 34.3%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.57%, 11/25/2035 (b) (c) (d)	800	658
FMG Resources August 2006 Pty. Ltd.
4.50%, 9/15/2027 (e)	218	210
4.38%, 4/1/2031 (e)	1,432	1,289
6.13%, 4/15/2032 (e)	1,001	990
Glencore Funding LLC
4.63%, 4/29/2024 (e)	687	685
2.50%, 9/1/2030 (e)	180	156
2.63%, 9/23/2031 (e)	63	53
Macquarie Group Ltd.
6.21%, 11/22/2024 (e)	4,600	4,626
(SOFR + 0.69%), 1.20%, 10/14/2025 (d) (e)	1,293	1,253
Mineral Resources Ltd.
8.13%, 5/1/2027 (e)	200	202
8.00%, 11/1/2027 (e)	149	152
8.50%, 5/1/2030 (e)	750	772
		11,046
Austria — 0.0% ^
ams-OSRAM AG 12.25%, 3/30/2029 (e)	2,065	2,232
Azerbaijan — 0.0% ^
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (b)	950	961
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030 (b)	1,180	1,214
		2,175

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Bahrain — 0.0% ^
Bapco Energies BSCC 7.50%, 10/25/2027 (b)	1,150	1,201
Belgium — 0.0% ^
KBC Group NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (d) (e)	200	203
Brazil — 0.1%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (e)	287	254
CSN Resources SA 4.63%, 6/10/2031 (e)	450	363
Guara Norte SARL 5.20%, 6/15/2034 (e)	297	270
Klabin Austria GmbH 7.00%, 4/3/2049 (b)	1,150	1,152
Minerva Luxembourg SA 8.88%, 9/13/2033 (e)	928	972
MV24 Capital BV 6.75%, 6/1/2034 (e)	548	511
Nexa Resources SA 5.38%, 5/4/2027 (b)	580	563
Petrobras Global Finance BV 6.85%, 6/5/2115	300	277
Vale Overseas Ltd. 3.75%, 7/8/2030	57	51
		4,413
Canada — 1.9%
1011778 BC ULC
3.88%, 1/15/2028 (e)	1,705	1,605
3.50%, 2/15/2029 (e)	1,291	1,181
4.00%, 10/15/2030 (e)	3,505	3,133
Athabasca Oil Corp. 9.75%, 11/1/2026 (e)	311	329
ATS Corp. 4.13%, 12/15/2028 (e)	1,494	1,356
Bank of Montreal
Series H, 4.25%, 9/14/2024	419	416
5.20%, 12/12/2024	4,215	4,215
5.72%, 9/25/2028	105	109
Bank of Nova Scotia (The)
5.25%, 12/6/2024	417	417
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (c) (d) (f) (g)	2,497	2,378
5.45%, 6/12/2025	1,000	1,006
1.30%, 9/15/2026	280	256
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.63%, 10/27/2081 (c) (d)	1,900	1,476
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (c) (d)	4,942	5,113
Baytex Energy Corp.
8.75%, 4/1/2027 (e)	4,909	5,108
8.50%, 4/30/2030 (e)	3,640	3,779
Bombardier, Inc.
7.88%, 4/15/2027 (e)	6,550	6,542
8.75%, 11/15/2030 (e)	1,243	1,304
Canadian Imperial Bank of Commerce
1.00%, 10/18/2024	468	454
5.99%, 10/3/2028	3,870	4,056
Emera US Finance LP 2.64%, 6/15/2031	75	62
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (d)	11,016	10,795
Enbridge, Inc.
3.50%, 6/10/2024	589	584
Series 16-A, (3-MONTH CME TERM SOFR + 4.15%), 6.00%, 1/15/2077 (d)	2,237	2,153

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (d)	11,810	11,046
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (d)	4,722	4,772
Federation des Caisses Desjardins du Quebec
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (d) (e)	1,415	1,411
4.55%, 8/23/2027 (e)	2,820	2,804
5.70%, 3/14/2028 (e)	1,205	1,236
5.25%, 4/26/2029 (e)	1,445	1,456
Garda World Security Corp. 4.63%, 2/15/2027 (e)	2,751	2,600
GFL Environmental, Inc.
4.25%, 6/1/2025 (e)	2,670	2,623
3.75%, 8/1/2025 (e)	3,238	3,149
4.00%, 8/1/2028 (e)	3,477	3,189
4.75%, 6/15/2029 (a) (e)	2,430	2,281
6.75%, 1/15/2031 (e)	1,177	1,204
goeasy Ltd. 9.25%, 12/1/2028 (e)	1,110	1,179
New Gold, Inc. 7.50%, 7/15/2027 (e)	1,184	1,178
NOVA Chemicals Corp.
4.88%, 6/1/2024 (e)	2,498	2,485
5.00%, 5/1/2025 (e)	3,760	3,666
5.25%, 6/1/2027 (e)	4,031	3,749
8.50%, 11/15/2028 (e)	1,451	1,518
Open Text Holdings, Inc.
4.13%, 2/15/2030 (e)	201	182
4.13%, 12/1/2031 (e)	1,162	1,032
Precision Drilling Corp.
7.13%, 1/15/2026 (e)	3,425	3,400
6.88%, 1/15/2029 (e)	1,018	1,002
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028 (e)	1,012	1,032
7.75%, 3/15/2031 (e)	1,684	1,775
Rogers Communications, Inc.
3.80%, 3/15/2032	135	123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (d) (e)	6,303	6,002
Royal Bank of Canada
5.66%, 10/25/2024	584	585
2.25%, 11/1/2024	453	443
4.95%, 4/25/2025	1,000	1,001
4.88%, 1/12/2026	3,350	3,360
5.20%, 7/20/2026 (a)	800	809
Superior Plus LP 4.50%, 3/15/2029 (e)	1,621	1,469
Toronto-Dominion Bank (The)
2.65%, 6/12/2024	440	436
4.29%, 9/13/2024	418	415
5.53%, 7/17/2026	2,955	3,008
(SOFR + 1.08%), 6.41%, 7/17/2026 (d)	1,600	1,608
4.69%, 9/15/2027	95	95
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (c) (d)	13,713	14,243

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
TransAlta Corp.
7.75%, 11/15/2029	988	1,039
6.50%, 3/15/2040	114	113
TransCanada PipeLines Ltd.
1.00%, 10/12/2024	395	383
4.75%, 5/15/2038	119	111
Transcanada Trust
Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (d)	3,021	2,902
(SOFR + 4.42%), 5.50%, 9/15/2079 (d)	8,775	7,816
Vermilion Energy, Inc. 6.88%, 5/1/2030 (e)	1,174	1,130
Videotron Ltd.
5.13%, 4/15/2027 (e)	264	260
3.63%, 6/15/2029 (e)	74	68
		165,215
China — 0.2%
Central Plaza Development Ltd.
3.85%, 7/14/2025 (b)	200	177
4.65%, 1/19/2026 (b)	1,800	1,511
China Oil & Gas Group Ltd. 4.70%, 6/30/2026 (b)	1,200	1,114
Chong Hing Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024 (b) (c) (d) (f) (g)	650	642
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026 (b)	1,700	1,601
Fortune Star BVI Ltd. 6.85%, 7/2/2024 (b)	600	585
Franshion Brilliant Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.54%), 7.13%, 12/6/2024 (b) (d) (f) (g)	600	558
4.25%, 7/23/2029 (b)	600	403
GLP China Holdings Ltd. 2.95%, 3/29/2026 (b)	700	483
Greentown China Holdings Ltd. 5.65%, 7/13/2025 (b)	1,200	1,056
Huarong Finance 2017 Co. Ltd. 4.75%, 4/27/2027 (b)	400	377
Huarong Finance 2019 Co. Ltd. 3.88%, 11/13/2029 (b)	700	601
Huarong Finance II Co. Ltd.
5.00%, 11/19/2025 (b)	2,500	2,416
4.63%, 6/3/2026 (b)	1,500	1,430
Longfor Group Holdings Ltd.
4.50%, 1/16/2028 (b)	1,300	695
3.95%, 9/16/2029 (b)	600	264
Prosus NV
3.68%, 1/21/2030 (b)	200	173
4.03%, 8/3/2050 (b)	200	127
3.83%, 2/8/2051 (b)	500	307
RKPF Overseas Ltd. 6.70%, 9/30/2024 (b)	1,400	1,183
Shandong Iron And Steel Xinheng International Co. Ltd. 4.80%, 7/28/2024 (b)	950	932
Shui On Development Holding Ltd.
5.50%, 3/3/2025 (b)	1,350	954
5.50%, 6/29/2026 (b)	400	232
Vanke Real Estate Hong Kong Co. Ltd. 3.98%, 11/9/2027 (b)	400	256
Xiaomi Best Time International Ltd. 4.10%, 7/14/2051 (b)	300	216

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — continued
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024 (b)	1,200	1,187
Yunda Holding Investment Ltd. 2.25%, 8/19/2025 (b)	600	557
Zhongsheng Group Holdings Ltd. 3.00%, 1/13/2026 (b)	450	419
		20,456
Colombia — 0.0% ^
Ecopetrol SA
5.38%, 6/26/2026	760	748
8.63%, 1/19/2029	600	634
8.38%, 1/19/2036	439	444
7.38%, 9/18/2043	412	375
5.88%, 5/28/2045	350	259
EnfraGen Energia Sur SA 5.38%, 12/30/2030 (b)	750	583
		3,043
Denmark — 0.1%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (d)	657	638
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (d) (e)	4,395	4,429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (d) (e)	200	188
		5,255
Finland — 0.1%
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f) (g)	5,682	5,616
1.50%, 9/30/2026 (e)	2,615	2,393
		8,009
France — 1.1%
Altice France SA
8.13%, 2/1/2027 (e)	3,019	2,698
5.50%, 1/15/2028 (e)	370	289
5.13%, 7/15/2029 (e)	3,800	2,778
5.50%, 10/15/2029 (e)	2,932	2,160
Banque Federative du Credit Mutuel SA
0.65%, 2/27/2024 (a) (e)	1,515	1,510
2.38%, 11/21/2024 (e)	529	517
1.00%, 2/4/2025 (a) (e)	1,108	1,063
4.94%, 1/26/2026 (e)	1,420	1,417
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (c) (d) (e) (f) (g)	4,792	5,104
4.40%, 8/14/2028 (e)	2,155	2,104
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.13%, 1/13/2029 (d) (e)	2,000	2,010
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (d) (e) (f) (g)	8,839	8,928
BPCE SA
4.50%, 3/15/2025 (e)	3,850	3,789
(SOFR + 1.52%), 1.65%, 10/6/2026 (d) (e)	8,105	7,575
(SOFR + 2.10%), 5.98%, 1/18/2027 (d) (e)	996	1,005
(SOFR + 1.98%), 6.61%, 10/19/2027 (d) (e)	2,345	2,418

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
CGG SA 8.75%, 4/1/2027 (a) (e)	500	441
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (c) (d) (e) (f) (g)	2,164	2,218
(GBP Swap Semi 5 Year + 4.81%), 7.50%, 6/23/2026 (c) (d) (e) (f) (g)	GBP3,130	3,919
4.13%, 1/10/2027 (a) (e)	2,180	2,127
5.30%, 7/12/2028 (e)	1,615	1,651
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (c) (d) (e) (f) (g)	5,291	4,523
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	2,805	2,817
Societe Generale SA
2.63%, 1/22/2025 (e)	2,225	2,164
4.25%, 4/14/2025 (e)	450	442
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (d) (e)	2,735	2,778
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (c) (d) (e) (f) (g)	8,298	8,611
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (d) (e)	4,934	4,564
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (d) (e)	4,060	4,061
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f) (g)	6,316	5,160
7.37%, 1/10/2053 (e)	2,872	3,044
		93,885
Germany — 0.1%
Bayer US Finance II LLC 4.63%, 6/25/2038 (e)	200	171
Daimler Truck Finance North America LLC 5.20%, 1/17/2025 (e)	1,190	1,190
Deutsche Bank AG (SOFR + 1.87%), 2.13%, 11/24/2026 (d)	5,655	5,324
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	286	341
Mercer International, Inc. 5.13%, 2/1/2029	50	43
		7,069
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (b)	1,147	1,093
Hong Kong — 0.2%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025 (b) (c) (d) (f) (g)	1,750	1,564
CAS Capital No. 1 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026 (b) (d) (f) (g)	2,500	2,156
Elect Global Investments Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 4.10%, 6/3/2025 (b) (d) (f) (g)	300	255
FWD Group Holdings Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 8.05%, 6/15/2024 (b) (d) (f) (g)	1,200	1,121
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 6.68%, 8/1/2024 (b) (d) (f) (g)	1,000	836
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.88%), 6.38%, 9/13/2024 (b) (d) (f) (g)	300	275
Goodman HK Finance 4.38%, 6/19/2024 (b)	300	298
Melco Resorts Finance Ltd.
5.25%, 4/26/2026 (b)	800	764
5.63%, 7/17/2027 (b)	2,300	2,165
5.75%, 7/21/2028 (b)	600	558
Nan Fung Treasury Ltd. 3.63%, 8/27/2030 (b)	300	249
NWD Finance BVI Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.20%), 6.15%, 3/16/2025 (b) (d) (f) (g)	2,150	1,699
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.89%), 5.25%, 3/22/2026 (b) (d) (f) (g)	500	326

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hong Kong — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.86%), 4.13%, 3/10/2028 (b) (d) (f) (g)	1,300	678
NWD MTN Ltd. 4.13%, 7/18/2029 (b)	1,600	1,200
Prudential Funding Asia plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.52%), 2.95%, 11/3/2033 (b) (d)	1,600	1,409
		15,553
India — 0.4%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (b)	1,500	1,493
Axis Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.10%, 9/8/2026 (b) (c) (d) (f) (g)	700	643
Continuum Energy Aura Pte. Ltd. 9.50%, 2/24/2027 (b)	300	310
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027 (b)	624	594
Delhi International Airport Ltd. 6.13%, 10/31/2026 (b)	600	594
GMR Hyderabad International Airport Ltd. 4.25%, 10/27/2027 (b)	1,800	1,662
Greenko Dutch BV 3.85%, 3/29/2026 (b)	2,174	2,044
Greenko Power II Ltd.
4.30%, 12/13/2028 (e)	831	757
4.30%, 12/13/2028 (b)	360	328
Greenko Solar Mauritius Ltd. 5.95%, 7/29/2026 (b)	2,600	2,544
Greenko Wind Projects Mauritius Ltd. 5.50%, 4/6/2025 (e)	1,000	980
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (c) (d) (e) (f) (g)	1,100	1,009
HPCL-Mittal Energy Ltd.
5.45%, 10/22/2026 (b)	400	390
5.25%, 4/28/2027 (b)	2,100	2,019
India Clean Energy Holdings 4.50%, 4/18/2027 (b)	2,450	2,197
India Green Power Holdings 4.00%, 2/22/2027 (b)	2,900	2,682
JSW Infrastructure Ltd.
4.95%, 1/21/2029 (e)	800	745
4.95%, 1/21/2029 (b)	1,500	1,397
JSW Steel Ltd.
5.38%, 4/4/2025 (b)	2,200	2,164
3.95%, 4/5/2027 (e)	600	557
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (b) (d) (f) (g)	2,900	2,866
ReNew Pvt Ltd. 5.88%, 3/5/2027 (b)	703	680
Shriram Finance Ltd. 6.63%, 4/22/2027 (e)	600	605
TML Holdings Pte. Ltd.
5.50%, 6/3/2024 (b)	600	596
4.35%, 6/9/2026 (b)	1,000	951
Vedanta Resources Finance II plc 13.88%, 1/21/2027 (b)	600	564
Vedanta Resources Ltd. 13.88%, 12/9/2028 (b) (h)	200	167
		31,538
Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024 (b)	2,350	2,304
Bank Negara Indonesia Persero Tbk. PT (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027 (b) (c) (d) (f) (g)	1,700	1,540
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025 (b) (c)	1,000	977
Cikarang Listrindo Tbk. PT 4.95%, 9/14/2026 (b)	1,600	1,542
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024 (b)	250	249
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025 (b)	3,400	3,401

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Medco Bell Pte. Ltd. 6.38%, 1/30/2027 (b)	894	860
Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028 (b)	1,850	1,762
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026 (b)	1,000	994
Minejesa Capital BV 5.63%, 8/10/2037 (b)	1,000	868
Pelabuhan Indonesia Persero PT 4.88%, 10/1/2024 (b)	300	298
		14,795
Ireland — 0.2%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.88%, 10/10/2079 (d)	4,984	4,950
AerCap Ireland Capital DAC
3.15%, 2/15/2024	2,135	2,133
6.45%, 4/15/2027 (e)	1,039	1,075
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (d) (e)	2,810	2,900
Avolon Holdings Funding Ltd. 3.95%, 7/1/2024 (e)	2,265	2,244
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (d) (e)	2,100	2,122
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (d) (e)	200	182
Cimpress plc 7.00%, 6/15/2026	1,152	1,135
		16,741
Israel — 0.0% ^
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (b)	210	193
5.38%, 3/30/2028 (b)	220	192
Leviathan Bond Ltd. 6.50%, 6/30/2027 (b)	720	668
		1,053
Italy — 0.1%
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (e)	1,463	1,499
Telecom Italia Capital SA
6.38%, 11/15/2033	1,000	969
6.00%, 9/30/2034	4,506	4,224
7.72%, 6/4/2038	725	748
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (f) (g)	EUR1,200	1,328
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (d) (e)	200	184
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (b) (c) (d) (f) (g)	EUR202	188
		9,140
Japan — 0.1%
Mitsubishi HC Capital, Inc.
3.56%, 2/28/2024 (e)	524	523
3.64%, 4/13/2025 (e)	200	196
Mitsubishi UFJ Financial Group, Inc.
2.80%, 7/18/2024	404	399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (d)	1,723	1,686
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (a) (d)	932	916
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,195	1,099
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (d)	3,000	2,746

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — continued
Mizuho Financial Group, Inc.
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (d)	1,140	1,094
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (d)	1,210	1,108
NTT Finance Corp. 4.14%, 7/26/2024 (e)	200	199
Sumitomo Mitsui Financial Group, Inc. 2.45%, 9/27/2024	450	441
Suntory Holdings Ltd. 2.25%, 10/16/2024 (e)	250	244
		10,651
Kazakhstan — 0.0% ^
KazMunayGas National Co. JSC
5.75%, 4/19/2047 (b)	1,380	1,196
6.38%, 10/24/2048 (b)	1,040	957
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026 (b)	800	752
		2,905
Luxembourg — 0.3%
Altice Financing SA 5.75%, 8/15/2029 (e)	3,756	3,273
Altice France Holding SA 10.50%, 5/15/2027 (e)	4,564	2,623
INEOS Finance plc
6.75%, 5/15/2028 (a) (e)	1,677	1,640
7.50%, 4/15/2029 (e)	3,358	3,335
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (e)	12,381	11,695
		22,566
Macau — 0.2%
Champion Path Holdings Ltd. 4.85%, 1/27/2028 (b)	2,500	2,193
MGM China Holdings Ltd.
5.38%, 5/15/2024 (b)	300	299
4.75%, 2/1/2027 (b)	1,400	1,309
Sands China Ltd. 5.65%, 8/8/2028 (h)	350	343
Studio City Finance Ltd.
6.00%, 7/15/2025 (b)	2,273	2,225
6.50%, 1/15/2028 (b)	650	601
5.00%, 1/15/2029 (b)	1,850	1,573
Wynn Macau Ltd.
4.88%, 10/1/2024 (b)	300	296
5.50%, 1/15/2026 (b)	2,300	2,222
5.63%, 8/26/2028 (b)	3,500	3,239
		14,300
Mexico — 0.2%
Alfa SAB de CV 6.88%, 3/25/2044 (e)	712	703
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	950	656
Petroleos Mexicanos
4.25%, 1/15/2025 (a)	470	457
4.25%, 1/15/2025	550	535
6.88%, 10/16/2025	510	504
6.88%, 8/4/2026	1,605	1,559
6.49%, 1/23/2027	470	442

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
5.35%, 2/12/2028	1,900	1,660
6.50%, 1/23/2029 (a)	420	371
5.95%, 1/28/2031	1,460	1,142
6.70%, 2/16/2032	1,767	1,434
10.00%, 2/7/2033 (a)	725	713
10.00%, 2/7/2033	600	590
5.63%, 1/23/2046	1,999	1,174
6.75%, 9/21/2047	850	544
6.35%, 2/12/2048	500	309
7.69%, 1/23/2050	4,727	3,292
6.95%, 1/28/2060	2,100	1,341
		17,426
Morocco — 0.0% ^
OCP SA
3.75%, 6/23/2031 (b)	950	800
6.88%, 4/25/2044 (b)	1,030	944
5.13%, 6/23/2051 (b)	1,000	718
		2,462
Netherlands — 0.4%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (f) (g)	EUR5,700	5,914
Cooperatieve Rabobank UA
3.88%, 8/22/2024	438	434
4.38%, 8/4/2025	1,600	1,575
3.75%, 7/21/2026	1,694	1,631
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (f) (g)	EUR6,000	6,071
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (d) (e)	2,400	2,193
ING Groep NV
3.55%, 4/9/2024	423	421
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (f) (g)	9,718	9,138
3.95%, 3/29/2027	3,300	3,205
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (c) (d) (f) (g)	5,500	4,510
Trivium Packaging Finance BV
5.50%, 8/15/2026 (e) (h)	1,941	1,895
8.50%, 8/15/2027 (e) (h)	2,181	2,128
		39,115
Norway — 0.1%
DNB Bank ASA
(SOFRINDX + 0.81%), 2.97%, 3/28/2025 (d) (e)	2,955	2,943
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (d) (e)	3,028	2,823
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (d) (e)	1,531	1,548
Seadrill Finance Ltd. 8.38%, 8/1/2030 (e)	1,112	1,157
		8,471
Panama — 0.0% ^
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (e)	943	806

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (e)	364	262
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (e)	1,400	1,012
5.63%, 6/19/2047 (b)	600	383
		1,395
Philippines — 0.0% ^
Globe Telecom, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 4.20%, 8/2/2026 (b) (d) (f) (g)	1,700	1,625
Rizal Commercial Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025 (b) (c) (d) (f) (g)	1,200	1,162
		2,787
Singapore — 0.0% ^
GLP Pte. Ltd.
3.88%, 6/4/2025 (b)	800	617
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.74%), 4.50%, 5/17/2026 (b) (d) (f) (g)	1,400	547
		1,164
South Africa — 0.0% ^
Eskom Holdings SOC Ltd. 7.13%, 2/11/2025 (b)	1,150	1,143
Transnet SOC Ltd. 8.25%, 2/6/2028 (e)	1,000	1,005
		2,148
South Korea — 0.0% ^
Hana Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026 (c) (d) (e) (f) (g)	250	232
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.38%, 2/4/2032 (b) (d)	500	461
Kia Corp. 1.00%, 4/16/2024 (e)	710	703
SK Hynix, Inc. 2.38%, 1/19/2031 (b)	700	577
		1,973
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (b) (c) (d) (f) (g)	EUR4,000	4,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (d)	6,600	6,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (f) (g)	8,150	8,642
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 5.74%, 6/30/2024 (d)	6,800	6,804
3.50%, 3/24/2025	6,600	6,465
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (c) (d) (f) (g)	2,200	1,893
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (f) (g)	4,800	5,078
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (f) (g)	3,400	3,646
Grifols SA 4.75%, 10/15/2028 (e)	3,524	3,031
		46,477
Sweden — 0.2%
Skandinaviska Enskilda Banken AB 1.20%, 9/9/2026 (a) (e)	2,385	2,171
Svenska Handelsbanken AB
5.50%, 6/15/2028 (a) (e)	3,875	3,945

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (f) (g)	3,200	2,699
Swedbank AB 6.14%, 9/12/2026 (e)	3,805	3,884
		12,699
Switzerland — 0.4%
Credit Suisse AG 3.63%, 9/9/2024	3,360	3,319
UBS AG (SOFR + 0.45%), 5.83%, 8/9/2024 (d) (e)	420	420
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (b) (c) (d) (f) (g)	876	873
(USD Swap Semi 5 Year + 4.59%), 6.88%, 8/7/2025 (b) (c) (d) (f) (g)	1,990	1,966
(SOFR + 1.56%), 2.59%, 9/11/2025 (d) (e)	2,035	1,997
4.13%, 4/15/2026 (e)	7,170	7,016
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (d) (e)	735	725
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.13%, 7/29/2026 (b) (c) (d) (f) (g)	1,577	1,489
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (d) (e)	250	230
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (c) (d) (e) (f) (g)	1,931	1,743
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (c) (d) (e) (f) (g)	2,633	2,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (c) (d) (e) (f) (g)	6,826	7,436
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a) (e)	2,150	1,822
		31,853
Thailand — 0.0% ^
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025 (b) (c) (d) (f) (g)	1,000	974
Kasikornbank PCL
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.34%), 4.00%, 2/10/2027 (b) (c) (d) (f) (g)	576	522
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/2/2031 (b) (c) (d)	900	833
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (c) (d) (f) (g)	900	852
Thaioil Treasury Center Co. Ltd. 4.88%, 1/23/2043 (b)	500	425
		3,606
United Kingdom — 1.4%
180 Medical, Inc. 3.88%, 10/15/2029 (e)	2,570	2,297
Barclays plc
(3-MONTH SOFR + 1.61%), 3.93%, 5/7/2025 (d)	4,340	4,319
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.38%, 12/15/2025 (b) (c) (d) (f) (g)	GBP400	482
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (c) (d) (f) (g)	3,196	3,091
BAT Capital Corp. 4.39%, 8/15/2037	232	196
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.89%), 4.25%, 3/22/2027 (b) (d) (f) (g)	GBP2,300	2,740
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (b) (d) (f) (g)	EUR7,400	7,522
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	2,553	2,415
Drax Finco plc 6.63%, 11/1/2025 (e)	348	345
HSBC Holdings plc
(3-MONTH CME TERM SOFR + 1.47%), 3.80%, 3/11/2025 (d)	2,140	2,135
(SOFR + 0.71%), 0.98%, 5/24/2025 (d)	2,280	2,245
(SOFR + 1.54%), 1.65%, 4/18/2026 (d)	4,590	4,378
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.00%, 3/7/2028 (c) (d) (f) (g)	10,579	11,010
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	3,000	2,681

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (b) (c) (d) (f) (g)	EUR330	329
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (f) (g)	7,641	6,337
INEOS Quattro Finance 2 plc 9.63%, 3/15/2029 (e)	1,867	1,961
Ithaca Energy North Sea plc 9.00%, 7/15/2026 (e)	883	879
Lloyds Banking Group plc
4.45%, 5/8/2025	400	396
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (d)	3,180	3,157
4.65%, 3/24/2026	3,000	2,952
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.75%, 6/27/2026 (c) (d) (f) (g)	6,083	5,924
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (d)	2,920	2,890
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	1,440	1,448
Nationwide Building Society
1.00%, 8/28/2025 (e)	2,365	2,216
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (b) (c) (d) (f) (g)	GBP3,950	4,621
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (f) (g)	6,996	6,815
NatWest Markets plc
0.80%, 8/12/2024 (e)	675	658
1.60%, 9/29/2026 (e)	2,312	2,118
Reckitt Benckiser Treasury Services plc 2.75%, 6/26/2024 (e)	440	435
Santander UK Group Holdings plc
(SOFR + 0.79%), 1.09%, 3/15/2025 (d)	5,329	5,296
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (d)	250	234
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	5,100	5,209
(SOFR + 0.99%), 1.67%, 6/14/2027 (d)	2,470	2,257
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (b) (c) (d) (f) (g)	1,200	1,181
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (d) (e)	3,030	3,080
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (d) (e)	1,535	1,490
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (d) (e)	1,105	1,081
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (d) (e)	2,227	2,258
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (b) (c) (d) (f) (g)	1,200	1,212
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (c) (d) (e) (f) (g)	3,525	3,560
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.14%), 4.30%, 8/19/2028 (b) (c) (d) (f) (g)	700	563
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.52%, 2/12/2030 (b) (d)	300	289
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.81%), 4.75%, 1/14/2031 (b) (c) (d) (f) (g)	1,400	1,127
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.58%), 6.30%, 7/6/2034 (b) (d)	500	524
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (e)	3,725	3,583
Vodafone Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (d)	7,100	6,159
		128,095
United States — 25.7%
7-Eleven, Inc. 0.80%, 2/10/2024 (e)	443	442
AbbVie, Inc.
2.60%, 11/21/2024	450	441
4.05%, 11/21/2039	166	150
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (e)	546	555
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (e)	3,189	3,118

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 4/15/2029 (e)	2,490	2,375
ACCO Brands Corp. 4.25%, 3/15/2029 (e)	5,180	4,697
ACI Worldwide, Inc. 5.75%, 8/15/2026 (e)	4,030	3,984
Acushnet Co. 7.38%, 10/15/2028 (e)	767	798
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (e)	1,876	1,830
7.00%, 4/15/2028 (e)	2,876	2,940
8.25%, 4/15/2031 (a) (e)	4,771	5,039
ADT Security Corp. (The)
4.13%, 8/1/2029 (e)	3,600	3,322
4.88%, 7/15/2032 (e)	6,428	5,890
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (e)	1,137	1,073
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (e)	618	595
6.38%, 6/15/2030 (e)	466	470
AECOM 5.13%, 3/15/2027	364	358
Aetna, Inc. 3.88%, 8/15/2047	257	200
Air Lease Corp.
0.70%, 2/15/2024	2,038	2,034
2.30%, 2/1/2025	1,530	1,481
3.75%, 6/1/2026	70	68
5.85%, 12/15/2027	1,050	1,073
Albertsons Cos., Inc.
3.25%, 3/15/2026 (e)	3,800	3,610
4.63%, 1/15/2027 (e)	7,182	6,967
5.88%, 2/15/2028 (e)	2,776	2,773
3.50%, 3/15/2029 (e)	5,098	4,606
4.88%, 2/15/2030 (e)	744	711
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (e)	7,080	6,967
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	80	71
2.95%, 3/15/2034	30	25
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (e)	146	146
Allied Universal Holdco LLC
6.63%, 7/15/2026 (e)	1,676	1,651
4.63%, 6/1/2028 (e)	3,640	3,278
Allison Transmission, Inc.
4.75%, 10/1/2027 (e)	3,417	3,286
5.88%, 6/1/2029 (a) (e)	7,583	7,536
3.75%, 1/30/2031 (e)	1,315	1,150
Allstate Corp. (The) (3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (d)	3,103	3,101
Ally Financial, Inc.
5.75%, 11/20/2025 (a)	2,515	2,522
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (f) (g)	5,871	4,462
Altria Group, Inc. 4.80%, 2/14/2029	83	83
AMC Networks, Inc.
4.75%, 8/1/2025	398	383

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 2/15/2029	985	758
Ameren Corp. 2.50%, 9/15/2024	710	696
American Airlines, Inc.
5.50%, 4/20/2026 (e)	8,657	8,562
5.75%, 4/20/2029 (e)	5,280	5,185
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	685	673
6.50%, 4/1/2027 (a)	3,795	3,782
6.88%, 7/1/2028 (a)	6,264	6,078
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (e)	3,045	2,854
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (d)	5,173	4,548
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (f) (g)	7,136	6,362
American International Group, Inc. Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (d)	657	652
American Tower Corp., REIT
1.45%, 9/15/2026	100	91
1.50%, 1/31/2028	337	296
2.10%, 6/15/2030	125	105
AmeriGas Partners LP
5.50%, 5/20/2025	3,413	3,352
5.88%, 8/20/2026	2,380	2,307
5.75%, 5/20/2027	1,024	979
9.38%, 6/1/2028 (e)	1,735	1,784
Amkor Technology, Inc. 6.63%, 9/15/2027 (e)	4,701	4,737
AMN Healthcare, Inc. 4.63%, 10/1/2027 (e)	50	48
ANGI Group LLC 3.88%, 8/15/2028 (e)	1,433	1,232
Antero Midstream Partners LP
7.88%, 5/15/2026 (e)	3,474	3,555
5.75%, 3/1/2027 (e)	410	407
5.75%, 1/15/2028 (e)	2,615	2,567
5.38%, 6/15/2029 (e)	3,742	3,593
Antero Resources Corp.
8.38%, 7/15/2026 (e)	2,242	2,326
7.63%, 2/1/2029 (e)	739	761
5.38%, 3/1/2030 (e)	1,207	1,151
APi Group DE, Inc.
4.13%, 7/15/2029 (e)	2,586	2,366
4.75%, 10/15/2029 (e)	2,037	1,907
Apollo Commercial Real Estate Finance, Inc., REIT 4.63%, 6/15/2029 (e)	1,191	998
APX Group, Inc. 5.75%, 7/15/2029 (e)	185	176
Aramark Services, Inc. 5.00%, 2/1/2028 (e)	4,045	3,909
Arches Buyer, Inc.
4.25%, 6/1/2028 (e)	1,495	1,337
6.13%, 12/1/2028 (e)	634	548
Archrock Partners LP
6.88%, 4/1/2027 (e)	1,577	1,581
6.25%, 4/1/2028 (e)	2,020	1,997
Arcosa, Inc. 4.38%, 4/15/2029 (e)	1,126	1,049

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (e)	687	679
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (e)	1,385	1,244
5.25%, 8/15/2027 (e)	4,434	3,314
5.25%, 8/15/2027 (a) (e)	4,481	3,349
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	412	387
4.63%, 11/15/2029 (a) (e)	4,699	4,329
4.75%, 3/1/2030	385	356
5.00%, 2/15/2032 (a) (e)	1,004	907
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (e)	288	288
8.25%, 12/31/2028 (e)	82	84
5.88%, 6/30/2029 (e)	259	244
ASGN, Inc. 4.63%, 5/15/2028 (e)	638	603
AT&T, Inc. 0.90%, 3/25/2024	400	397
ATI, Inc.
5.88%, 12/1/2027	1,861	1,815
4.88%, 10/1/2029	1,655	1,529
7.25%, 8/15/2030	1,760	1,811
5.13%, 10/1/2031	1,240	1,132
Audacy Capital Corp. 6.50%, 5/1/2027 (e) (i)	7,009	298
AutoZone, Inc. 3.63%, 4/15/2025	200	197
Avantor Funding, Inc. 4.63%, 7/15/2028 (e)	6,186	5,889
Avient Corp. 7.13%, 8/1/2030 (e)	1,075	1,103
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (e)	4,563	4,381
4.75%, 4/1/2028 (a) (e)	7,475	6,887
8.00%, 2/15/2031 (e)	2,190	2,185
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (e)	832	867
Axalta Coating Systems LLC
4.75%, 6/15/2027 (e)	4,423	4,258
3.38%, 2/15/2029 (e)	4,055	3,603
Bank of America Corp.
Series X, (3-MONTH CME TERM SOFR + 3.97%), 6.25%, 9/5/2024 (d) (f) (g)	7,517	7,488
Series Z, (3-MONTH CME TERM SOFR + 4.44%), 6.50%, 10/23/2024 (d) (f) (g)	4,620	4,629
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (f) (g)	2,053	2,052
(SOFR + 0.91%), 0.98%, 9/25/2025 (d)	3,125	3,032
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (d)	4,500	4,395
(SOFR + 0.65%), 1.53%, 12/6/2025 (d)	7,195	6,946
Series DD, (3-MONTH CME TERM SOFR + 4.81%), 6.30%, 3/10/2026 (d) (f) (g)	5,185	5,187
(SOFR + 1.75%), 4.83%, 7/22/2026 (d)	1,040	1,034
(SOFR + 1.29%), 5.08%, 1/20/2027 (d)	2,375	2,375
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (f) (g)	1,305	1,192
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (d)	1,175	1,094
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (f) (g)	3,230	3,216
(SOFR + 0.96%), 1.73%, 7/22/2027 (d)	778	717

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series FF, (3-MONTH CME TERM SOFR + 3.19%), 5.88%, 3/15/2028 (d) (f) (g)	6,976	6,767
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (d)	2,100	1,916
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	320	267
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	2,100	2,139
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (d)	3,781	3,034
Bank of America NA (SOFR + 1.02%), 6.40%, 8/18/2026 (d)	1,000	1,008
Bank of New York Mellon Corp. (The)
Series F, (3-MONTH CME TERM SOFR + 3.39%), 4.63%, 9/20/2026 (d) (f) (g)	7,637	7,274
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (d)	101	107
Bath & Body Works, Inc.
5.25%, 2/1/2028	50	49
6.88%, 11/1/2035	997	994
6.75%, 7/1/2036	2,296	2,262
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (e)	5,791	3,185
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (e)	11,026	10,133
9.00%, 12/15/2025 (e)	21,707	20,487
5.75%, 8/15/2027 (e)	965	576
5.00%, 1/30/2028 (e)	2,375	1,034
4.88%, 6/1/2028 (e)	4,232	2,393
5.00%, 2/15/2029 (e)	4,668	1,956
6.25%, 2/15/2029 (e)	2,065	884
5.25%, 1/30/2030 (e)	8,398	3,408
5.25%, 2/15/2031 (e)	3,262	1,370
BellRing Brands, Inc. 7.00%, 3/15/2030 (e)	1,093	1,119
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (e)	1,161	1,135
Big River Steel LLC 6.63%, 1/31/2029 (e)	2,077	2,106
Block, Inc.
2.75%, 6/1/2026	1,670	1,563
3.50%, 6/1/2031	1,346	1,160
Blue Racer Midstream LLC
7.63%, 12/15/2025 (e)	1,522	1,537
6.63%, 7/15/2026 (e)	1,510	1,502
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a) (e)	1,328	1,256
Boise Cascade Co. 4.88%, 7/1/2030 (e)	852	790
Boyd Gaming Corp. 4.75%, 6/15/2031 (e)	983	903
Boyne USA, Inc. 4.75%, 5/15/2029 (e)	3,600	3,298
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	289	275
Brink's Co. (The) 4.63%, 10/15/2027 (e)	3,355	3,186
Broadcom, Inc. 4.30%, 11/15/2032	145	138
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (e)	62	61
Buckeye Partners LP
4.13%, 3/1/2025 (e)	3,620	3,535
3.95%, 12/1/2026	200	190
4.50%, 3/1/2028 (e)	4,360	4,094
Builders FirstSource, Inc.
5.00%, 3/1/2030 (e)	1,160	1,113

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.25%, 2/1/2032 (e)	2,638	2,359
6.38%, 6/15/2032 (e)	2,960	3,019
Burford Capital Global Finance LLC
6.25%, 4/15/2028 (e)	343	331
6.88%, 4/15/2030 (e)	204	198
BWX Technologies, Inc.
4.13%, 6/30/2028 (e)	2,624	2,463
4.13%, 4/15/2029 (e)	4,624	4,283
Cable One, Inc. 4.00%, 11/15/2030 (a) (e)	1,284	1,034
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (e)	7,299	7,324
8.13%, 7/1/2027 (e)	75	77
4.63%, 10/15/2029 (a) (e)	2,125	1,942
6.50%, 2/15/2032 (e) (j)	2,338	2,364
California Resources Corp. 7.13%, 2/1/2026 (e)	6,640	6,716
Calpine Corp.
5.25%, 6/1/2026 (e)	2,480	2,439
4.63%, 2/1/2029 (e)	942	871
5.00%, 2/1/2031 (e)	1,182	1,072
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (f) (g)	7,699	6,669
Cardinal Health, Inc. 3.08%, 6/15/2024	468	463
Carnival Corp.
5.75%, 3/1/2027 (e)	4,414	4,349
4.00%, 8/1/2028 (e)	3,156	2,919
6.00%, 5/1/2029 (e)	1,183	1,146
7.00%, 8/15/2029 (e)	1,239	1,288
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (e)	4,429	4,845
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,464
7.63%, 3/15/2030	870	900
Cars.com, Inc. 6.38%, 11/1/2028 (e)	980	957
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (e)	2,038	1,961
3.13%, 2/15/2029 (e)	940	826
CCO Holdings LLC
5.13%, 5/1/2027 (e)	14,311	13,803
5.00%, 2/1/2028 (e)	12,066	11,340
5.38%, 6/1/2029 (e)	8,941	8,313
4.75%, 3/1/2030 (e)	24,451	21,727
4.50%, 8/15/2030 (e)	6,700	5,827
4.25%, 2/1/2031 (e)	11,276	9,534
4.75%, 2/1/2032 (e)	725	622
4.50%, 5/1/2032	2,745	2,290
4.25%, 1/15/2034 (e)	115	91
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (e)	5,536	5,426
CDW LLC 4.25%, 4/1/2028	4,000	3,833

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cedar Fair LP
5.38%, 4/15/2027 (a)	1,705	1,688
5.25%, 7/15/2029	2,275	2,175
Centene Corp. 3.38%, 2/15/2030	5,040	4,514
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,344
4.13%, 10/15/2030 (a)	3,294	2,954
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (f) (g)	1,177	1,160
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (f) (g)	11,623	9,649
Chart Industries, Inc.
7.50%, 1/1/2030 (e)	2,083	2,138
9.50%, 1/1/2031 (e)	511	545
Chemours Co. (The) 5.75%, 11/15/2028 (a) (e)	7,467	7,043
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,126
4.00%, 3/1/2031	1,000	907
3.25%, 1/31/2032	170	144
Chesapeake Energy Corp.
5.88%, 2/1/2029 (e)	575	571
6.75%, 4/15/2029 (e)	7,169	7,252
Chord Energy Corp. 6.38%, 6/1/2026 (e)	4,243	4,243
Churchill Downs, Inc. 4.75%, 1/15/2028 (e)	197	188
Ciena Corp. 4.00%, 1/31/2030 (e)	4,011	3,695
Cinemark USA, Inc.
8.75%, 5/1/2025 (e)	600	605
5.25%, 7/15/2028 (a) (e)	1,820	1,679
Citigroup, Inc.
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (d) (f) (g)	6,073	6,033
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (f) (g)	4,826	4,758
(SOFR + 0.69%), 6.01%, 10/30/2024 (d)	7,003	7,014
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (f) (g)	2,596	2,471
(SOFR + 0.67%), 0.98%, 5/1/2025 (d)	4,420	4,363
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (f) (g)	3,896	3,845
4.40%, 6/10/2025	4,100	4,053
5.50%, 9/13/2025	1,830	1,842
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	5,409	5,054
(SOFR + 0.69%), 2.01%, 1/25/2026 (d)	2,245	2,167
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (f) (g)	8,855	8,159
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (f) (g)	5,444	5,415
(SOFR + 1.55%), 5.61%, 9/29/2026 (d)	4,100	4,132
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	2,100	1,736
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (a) (d)	446	439
Citizens Financial Group, Inc.
Series B, (3-MONTH CME TERM SOFR + 3.26%), 8.59%, 4/6/2024 (d) (f) (g)	737	699
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (d) (f) (g)	3,253	2,879

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Civitas Resources, Inc.
5.00%, 10/15/2026 (e)	407	396
8.38%, 7/1/2028 (e)	2,682	2,821
8.63%, 11/1/2030 (e)	2,286	2,438
8.75%, 7/1/2031 (e)	2,385	2,535
Clarios Global LP
6.75%, 5/15/2025 (e)	2,400	2,398
6.25%, 5/15/2026 (e)	6,205	6,154
8.50%, 5/15/2027 (e)	3,043	3,035
6.75%, 5/15/2028 (e)	2,312	2,343
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (e)	2,136	1,968
4.88%, 7/1/2029 (e)	2,478	2,313
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) (e)	7,018	6,609
9.00%, 9/15/2028 (a) (e)	1,355	1,409
7.50%, 6/1/2029 (a) (e)	10,783	8,909
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a) (e)	3,643	3,415
6.75%, 4/15/2030 (e)	1,728	1,743
4.88%, 3/1/2031 (a) (e)	1,772	1,595
Clydesdale Acquisition Holdings, Inc. 6.63%, 4/15/2029 (e)	197	196
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (d)	4,445	4,024
CNX Midstream Partners LP 4.75%, 4/15/2030 (e)	828	722
CNX Resources Corp. 7.38%, 1/15/2031 (a) (e)	2,096	2,129
Coeur Mining, Inc. 5.13%, 2/15/2029 (a) (e)	808	735
Cogent Communications Group, Inc.
3.50%, 5/1/2026 (e)	1,158	1,105
7.00%, 6/15/2027 (e)	55	55
Coherent Corp. 5.00%, 12/15/2029 (e)	7,814	7,316
Coinbase Global, Inc.
3.38%, 10/1/2028 (e)	1,458	1,195
3.63%, 10/1/2031 (a) (e)	1,212	909
Commercial Metals Co. 3.88%, 2/15/2031	1,008	889
Commonwealth Edison Co. 3.10%, 11/1/2024	234	230
CommScope Technologies LLC 6.00%, 6/15/2025 (e)	3,840	3,053
CommScope, Inc.
6.00%, 3/1/2026 (e)	5,095	4,413
8.25%, 3/1/2027 (e)	10,030	4,396
4.75%, 9/1/2029 (e)	4,840	3,200
Community Health Systems, Inc.
8.00%, 3/15/2026 (e)	6,160	6,071
5.63%, 3/15/2027 (e)	2,083	1,924
6.00%, 1/15/2029 (e)	2,259	2,041
6.88%, 4/15/2029 (e)	1,142	777
5.25%, 5/15/2030 (e)	4,773	3,952
4.75%, 2/15/2031 (e)	2,275	1,806

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Comstock Resources, Inc.
6.75%, 3/1/2029 (e)	6,916	6,351
5.88%, 1/15/2030 (a) (e)	2,112	1,830
Conduent Business Services LLC 6.00%, 11/1/2029 (e)	4,650	4,257
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (e)	386	347
Consolidated Communications, Inc.
5.00%, 10/1/2028 (e)	50	41
6.50%, 10/1/2028 (e)	360	310
Cooper-Standard Automotive, Inc.
13.50% (Blend (Cash 9.00% + PIK 4.50%)), 3/31/2027 (e) (k)	13,037	13,847
10.63% (PIK), 5/15/2027 (e) (k)	8,013	5,843
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (d)	4,646	4,659
CoreCivic, Inc. 8.25%, 4/15/2026	4,488	4,600
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (e)	1,178	1,047
Coty, Inc.
5.00%, 4/15/2026 (e)	1,870	1,837
6.50%, 4/15/2026 (a) (e)	363	362
4.75%, 1/15/2029 (e)	740	705
Cox Communications, Inc.
3.15%, 8/15/2024 (e)	250	246
4.80%, 2/1/2035 (e)	190	177
Crescent Energy Finance LLC 9.25%, 2/15/2028 (e)	5,275	5,476
Crown Castle, Inc., REIT
3.65%, 9/1/2027	250	238
2.10%, 4/1/2031	170	138
CSC Holdings LLC
5.25%, 6/1/2024	1,184	1,182
5.38%, 2/1/2028 (e)	3,582	3,077
11.25%, 5/15/2028 (e)	1,567	1,588
6.50%, 2/1/2029 (e)	8,897	7,563
4.63%, 12/1/2030 (e)	635	325
3.38%, 2/15/2031 (e)	1,735	1,188
4.50%, 11/15/2031 (e)	2,303	1,653
CTR Partnership LP, REIT 3.88%, 6/30/2028 (e)	1,317	1,200
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (e)	1,494	959
CVS Health Corp.
2.63%, 8/15/2024	474	467
4.78%, 3/25/2038	255	239
Dana, Inc. 5.63%, 6/15/2028	3,421	3,311
DaVita, Inc.
4.63%, 6/1/2030 (e)	7,530	6,662
3.75%, 2/15/2031 (e)	5,501	4,535
Delek Logistics Partners LP 7.13%, 6/1/2028 (e)	647	616
Dell International LLC 4.00%, 7/15/2024	285	283
Deluxe Corp. 8.00%, 6/1/2029 (e)	1,335	1,202
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (e)	1,632	1,677
Directv Financing LLC 5.88%, 8/15/2027 (e)	3,583	3,406

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Discover Financial Services 3.75%, 3/4/2025	1,100	1,078
Discovery Communications LLC 3.63%, 5/15/2030	190	172
DISH DBS Corp.
5.88%, 11/15/2024	26,602	24,697
7.75%, 7/1/2026	10,126	5,966
5.25%, 12/1/2026 (e)	10,065	7,926
5.75%, 12/1/2028 (e)	2,450	1,648
DISH Network Corp. 11.75%, 11/15/2027 (e)	9,445	9,858
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (d) (f) (g)	3,048	2,926
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (f) (g)	3,942	3,560
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (e)	2,736	2,484
DT Midstream, Inc.
4.13%, 6/15/2029 (e)	3,960	3,638
4.38%, 6/15/2031 (e)	1,412	1,265
DTE Energy Co. 4.22%, 11/1/2024 (h)	301	298
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (d)	5,838	4,767
Dycom Industries, Inc. 4.50%, 4/15/2029 (e)	5,847	5,453
Eastern Energy Gas Holdings LLC Series A, 2.50%, 11/15/2024	600	586
Edgewell Personal Care Co.
5.50%, 6/1/2028 (e)	1,515	1,483
4.13%, 4/1/2029 (e)	2,767	2,494
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (d) (f) (g)	2,952	2,805
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (a) (h)	1,155	1,172
Element Solutions, Inc. 3.88%, 9/1/2028 (e)	696	636
Elevance Health, Inc.
3.35%, 12/1/2024	470	462
6.10%, 10/15/2052	20	22
Embarq Corp. 8.00%, 6/1/2036 (a)	4,000	2,372
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (e)	7,390	7,464
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (e)	4,656	1,733
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (e)	5,119	5,081
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,660
4.75%, 2/1/2030	1,845	1,730
4.63%, 4/1/2031	3,450	3,170
Endo Dac
5.88%, 10/15/2024 (e) (h)	925	608
9.50%, 7/31/2027 (e) (i)	2,492	194
6.00%, 6/30/2028 (e) (i)	2,563	167
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (e) (h)	2,045	1,343
Energizer Holdings, Inc.
6.50%, 12/31/2027 (e)	1,978	1,969
4.75%, 6/15/2028 (e)	4,970	4,625
4.38%, 3/31/2029 (e)	6,721	6,084

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Energy Transfer LP
5.75%, 4/1/2025	2,000	1,999
8.00%, 4/1/2029 (e)	4,797	4,992
7.38%, 2/1/2031 (e)	995	1,046
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (d)	740	766
EnLink Midstream LLC
5.38%, 6/1/2029	803	782
6.50%, 9/1/2030 (e)	1,548	1,580
EnLink Midstream Partners LP
4.85%, 7/15/2026	2,940	2,871
5.60%, 4/1/2044	522	463
Enova International, Inc. 8.50%, 9/15/2025 (e)	500	494
Enpro, Inc. 5.75%, 10/15/2026	50	50
Entegris, Inc.
4.38%, 4/15/2028 (e)	2,091	1,972
4.75%, 4/15/2029 (e)	4,216	4,030
3.63%, 5/1/2029 (a) (e)	2,929	2,642
5.95%, 6/15/2030 (e)	3,877	3,830
Enterprise Products Operating LLC
4.60%, 1/11/2027	256	257
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (d)	3,752	3,613
EQM Midstream Partners LP
6.00%, 7/1/2025 (e)	797	795
7.50%, 6/1/2027 (e)	2,485	2,557
6.50%, 7/1/2027 (e)	2,145	2,171
4.50%, 1/15/2029 (e)	3,616	3,402
7.50%, 6/1/2030 (e)	1,990	2,134
4.75%, 1/15/2031 (e)	4,691	4,373
EQT Corp. 7.00%, 2/1/2030 (h)	1,165	1,249
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (e)	4,605	4,673
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (e)	1,230	1,234
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (d) (f) (g)	786	766
F&G Global Funding 0.90%, 9/20/2024 (e)	486	470
Fair Isaac Corp. 4.00%, 6/15/2028 (e)	1,245	1,159
Fertitta Entertainment LLC
4.63%, 1/15/2029 (e)	208	190
6.75%, 1/15/2030 (e)	1,015	913
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	200	169
Fifth Third Bancorp (SOFRINDX + 2.19%), 6.36%, 10/27/2028 (d)	1,360	1,404
Fiserv, Inc. 2.75%, 7/1/2024	470	464
Five Point Operating Co. LP 10.50%, 1/15/2028 (e) (h)	916	934
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	9,424	9,290
5.13%, 6/16/2025	7,621	7,555
4.13%, 8/4/2025	3,842	3,753
3.38%, 11/13/2025	5,380	5,163

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.39%, 1/8/2026	5,270	5,136
6.95%, 3/6/2026	1,712	1,750
6.95%, 6/10/2026	1,864	1,913
4.54%, 8/1/2026	2,052	1,994
2.70%, 8/10/2026	2,049	1,904
4.27%, 1/9/2027	8,068	7,766
3.82%, 11/2/2027	2,940	2,760
2.90%, 2/16/2028	1,455	1,309
6.80%, 5/12/2028	1,944	2,020
2.90%, 2/10/2029	880	772
7.20%, 6/10/2030	896	953
4.00%, 11/13/2030	2,774	2,474
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (e)	185	178
5.00%, 5/1/2028 (e)	8,523	7,866
6.75%, 5/1/2029 (e)	1,345	1,192
5.88%, 11/1/2029	50	42
6.00%, 1/15/2030 (e)	114	97
8.75%, 5/15/2030 (e)	1,793	1,837
Gannett Holdings LLC 6.00%, 11/1/2026 (e)	1,499	1,353
Gap, Inc. (The) 3.63%, 10/1/2029 (e)	2,320	1,987
Gartner, Inc.
4.50%, 7/1/2028 (e)	2,175	2,076
3.63%, 6/15/2029 (e)	1,138	1,034
3.75%, 10/1/2030 (e)	469	420
GCI LLC 4.75%, 10/15/2028 (e)	9,465	8,677
General Motors Financial Co., Inc. 4.30%, 4/6/2029	70	67
Genesis Energy LP
8.00%, 1/15/2027	1,405	1,422
7.75%, 2/1/2028	3,106	3,114
8.25%, 1/15/2029	731	751
8.88%, 4/15/2030	2,135	2,234
GEO Group, Inc. (The) 10.50%, 6/30/2028 (a)	2,281	2,321
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a) (e)	550	551
Gilead Sciences, Inc. 3.50%, 2/1/2025	425	418
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (e)	3,370	3,044
7.50%, 4/15/2032 (e)	2,580	2,377
Global Medical Response, Inc. 6.50%, 10/1/2025 (e)	2,285	1,959
Global Net Lease, Inc., REIT 3.75%, 12/15/2027 (e)	99	84
Global Payments, Inc.
3.20%, 8/15/2029	195	176
2.90%, 11/15/2031	55	47
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (e)	135	122
Goldman Sachs Capital II (3-MONTH CME TERM SOFR + 1.03%), 6.41%, 3/8/2024 (d) (f) (g)	2,351	1,951
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 5.87%, 9/10/2024 (d)	3,585	3,582

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.49%), 5.81%, 10/21/2024 (d)	6,396	6,399
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (d) (f) (g)	1,733	1,646
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (f) (g)	2,104	2,054
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (f) (g)	6,520	5,927
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (f) (g)	2,128	1,915
Series O, (3-MONTH CME TERM SOFR + 4.10%), 5.30%, 11/10/2026 (d) (f) (g)	2,755	2,732
(SOFR + 0.82%), 1.54%, 9/10/2027 (d)	2,103	1,918
(SOFR + 0.91%), 1.95%, 10/21/2027 (d)	85	78
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	70	65
(SOFR + 1.85%), 3.62%, 3/15/2028 (a) (d)	4,450	4,267
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (f) (g)	6,745	7,085
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,100	1,732
(SOFR + 1.26%), 2.65%, 10/21/2032 (d)	75	63
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	2,753	2,700
5.00%, 7/15/2029 (a)	2,502	2,348
5.25%, 7/15/2031 (a)	999	909
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (e)	676	603
Gray Television, Inc.
7.00%, 5/15/2027 (a) (e)	6,857	6,703
4.75%, 10/15/2030 (e)	2,675	2,093
5.38%, 11/15/2031 (e)	1,971	1,543
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (e)	543	467
Griffon Corp. 5.75%, 3/1/2028 (a)	3,055	2,994
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (e)	1,271	1,172
Gulfport Energy Corp.
8.00%, 5/17/2026	713	717
8.00%, 5/17/2026 (e)	3,215	3,231
GYP Holdings III Corp. 4.63%, 5/1/2029 (e)	514	476
HCA, Inc. 2.38%, 7/15/2031	329	273
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (e)	334	332
Herc Holdings, Inc. 5.50%, 7/15/2027 (e)	3,231	3,173
Hertz Corp. (The)
4.63%, 12/1/2026 (e)	3,303	2,971
5.00%, 12/1/2029 (a) (e)	5,472	4,324
Hertz Corp. (The), Escrow
6.25%, 10/15/2022 ‡ (i)	1,106	11
5.50%, 10/15/2024 ‡ (i)	11,828	118
7.13%, 8/1/2026 ‡ (i)	5,505	468
6.00%, 1/15/2028 ‡ (i)	5,450	463
Hess Midstream Operations LP
5.63%, 2/15/2026 (e)	3,440	3,418
4.25%, 2/15/2030 (e)	2,278	2,095
Hewlett Packard Enterprise Co. 5.90%, 10/1/2024	318	318
Hilcorp Energy I LP
6.25%, 11/1/2028 (e)	540	538
6.00%, 4/15/2030 (e)	1,506	1,462

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.25%, 4/15/2032 (e)	1,255	1,205
Hillenbrand, Inc. 5.00%, 9/15/2026 (h)	815	797
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (e)	2,732	2,735
3.75%, 5/1/2029 (e)	1,385	1,271
4.88%, 1/15/2030	1,233	1,188
HLF Financing SARL LLC 4.88%, 6/1/2029 (e)	1,163	909
Hologic, Inc. 3.25%, 2/15/2029 (e)	4,005	3,601
Howard Midstream Energy Partners LLC 8.88%, 7/15/2028 (e)	2,695	2,830
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,352	1,145
6.63%, 8/1/2026 (a)	3,046	2,083
Huntington Bancshares, Inc. Series E, (3-MONTH CME TERM SOFR + 3.14%), 8.46%, 4/15/2024 (d) (f) (g)	3,742	3,639
Huntington National Bank (The) (SOFR + 1.22%), 5.70%, 11/18/2025 (d)	1,040	1,034
Hyundai Capital America
1.65%, 9/17/2026 (e)	165	151
2.10%, 9/15/2028 (e)	83	73
iHeartCommunications, Inc.
6.38%, 5/1/2026	8,247	7,083
8.38%, 5/1/2027 (a)	5,478	3,394
5.25%, 8/15/2027 (e)	2,397	1,860
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 7.19%, 12/21/2065 (a) (d) (e)	6,008	4,640
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 7.44%, 12/21/2065 (d) (e)	2,205	1,746
Imola Merger Corp. 4.75%, 5/15/2029 (e)	7,996	7,445
Ingles Markets, Inc. 4.00%, 6/15/2031 (e)	356	315
Installed Building Products, Inc. 5.75%, 2/1/2028 (e)	256	251
IQVIA, Inc.
5.00%, 10/15/2026 (e)	3,575	3,496
5.00%, 5/15/2027 (e)	1,990	1,945
6.50%, 5/15/2030 (e)	596	608
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (e)	2,655	2,566
5.25%, 3/15/2028 (e)	1,879	1,822
5.00%, 7/15/2028 (e)	364	348
4.50%, 2/15/2031 (e)	1,746	1,566
ITC Holdings Corp.
3.65%, 6/15/2024	465	461
2.95%, 5/14/2030 (e)	155	138
JELD-WEN, Inc.
4.63%, 12/15/2025 (e)	1,249	1,211
4.88%, 12/15/2027 (e)	3,250	3,082
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (e)	450	449
KeHE Distributors LLC 9.00%, 2/15/2029 (e) (j)	1,089	1,095
KeyBank NA (SOFRINDX + 0.32%), 5.67%, 6/14/2024 (d)	5,095	5,064
KFC Holding Co. 4.75%, 6/1/2027 (e)	508	497
Kilroy Realty LP, REIT 3.45%, 12/15/2024	790	775
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	46	37

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kinetik Holdings LP
6.63%, 12/15/2028 (e)	533	540
5.88%, 6/15/2030 (e)	1,691	1,661
Knife River Corp. 7.75%, 5/1/2031 (e)	860	903
Kodiak Gas Services LLC 7.25%, 2/15/2029 (e)	1,796	1,817
Kontoor Brands, Inc. 4.13%, 11/15/2029 (e)	410	372
Korn Ferry 4.63%, 12/15/2027 (e)	450	430
LABL, Inc.
6.75%, 7/15/2026 (e)	2,930	2,850
10.50%, 7/15/2027 (e)	834	797
Ladder Capital Finance Holdings LLLP, REIT 4.75%, 6/15/2029 (e)	1,338	1,198
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (e)	5,755	5,252
4.38%, 1/31/2032 (e)	1,243	1,115
LD Holdings Group LLC 6.50%, 11/1/2025 (e)	751	707
Lear Corp. 2.60%, 1/15/2032	25	20
Level 3 Financing, Inc.
4.63%, 9/15/2027 ‡ (e)	3,892	2,296
3.63%, 1/15/2029 ‡ (e)	1,239	626
LGI Homes, Inc. 4.00%, 7/15/2029 (e)	305	261
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	1,250
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (e)	1,027	781
Lithia Motors, Inc. 4.38%, 1/15/2031 (e)	1,349	1,210
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (e)	2,245	2,232
5.63%, 3/15/2026 (e)	5,302	5,243
6.50%, 5/15/2027 (e)	8,631	8,720
4.75%, 10/15/2027 (a) (e)	6,064	5,776
3.75%, 1/15/2028 (e)	1,493	1,379
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (e)	570	512
Lumen Technologies, Inc.
5.13%, 12/15/2026 (e)	15,795	9,990
4.00%, 2/15/2027 (e)	5,160	2,690
Series G, 6.88%, 1/15/2028	799	295
4.50%, 1/15/2029 (e)	1,570	369
5.38%, 6/15/2029 (e)	4,316	1,036
M/I Homes, Inc.
4.95%, 2/1/2028	443	426
3.95%, 2/15/2030	853	757
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (e)	100	95
Madison IAQ LLC
4.13%, 6/30/2028 (e)	630	579
5.88%, 6/30/2029 (e)	3,719	3,305
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026 (e)	500	494
Mallinckrodt International Finance SA 14.75%, 11/14/2028 (e)	4,783	5,191
Markel Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 6/1/2025 (d) (f) (g)	1,310	1,295

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	33
4.50%, 6/15/2029 (a) (e)	971	873
Martin Midstream Partners LP 11.50%, 2/15/2028 (e)	1,124	1,156
Masonite International Corp. 5.38%, 2/1/2028 (e)	1,632	1,591
MasTec, Inc. 4.50%, 8/15/2028 (a) (e)	5,891	5,525
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (e)	12,625	12,757
9.25%, 4/15/2027 (e)	2,485	2,399
McAfee Corp. 7.38%, 2/15/2030 (e)	210	190
McCormick & Co., Inc. 3.15%, 8/15/2024	472	466
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (e)	3,445	3,260
MDC Holdings, Inc. 2.50%, 1/15/2031	190	160
Medline Borrower LP
3.88%, 4/1/2029 (e)	6,349	5,748
5.25%, 10/1/2029 (e)	3,810	3,552
Mellon Capital IV Series 1, (3-MONTH CME TERM SOFR + 0.83%), 6.20%, 3/8/2024 (d) (f) (g)	2,027	1,703
MetLife Capital Trust IV 7.88%, 12/15/2037 (e)	7,703	8,320
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (d) (f) (g)	6,557	6,272
Series D, (3-MONTH CME TERM SOFR + 3.22%), 5.88%, 3/15/2028 (d) (f) (g)	2,284	2,260
5.00%, 7/15/2052	30	30
MGM Resorts International
5.75%, 6/15/2025	5,817	5,819
4.63%, 9/1/2026	2,640	2,565
Microchip Technology, Inc. 0.97%, 2/15/2024	350	349
Midcontinent Communications 5.38%, 8/15/2027 (e)	2,413	2,338
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (e)	714	659
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (e)	3,686	3,691
Minerals Technologies, Inc. 5.00%, 7/1/2028 (e)	215	206
MIWD Holdco II LLC 5.50%, 2/1/2030 (e)	1,208	1,099
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (e)	1,236	1,161
Molina Healthcare, Inc.
4.38%, 6/15/2028 (e)	1,150	1,078
3.88%, 11/15/2030 (e)	50	44
3.88%, 5/15/2032 (e)	50	43
Moog, Inc. 4.25%, 12/15/2027 (e)	630	590
Morgan Stanley
(SOFR + 0.51%), 5.83%, 1/22/2025 (d)	4,460	4,458
(SOFR + 1.15%), 2.72%, 7/22/2025 (d)	5,160	5,089
(SOFR + 0.56%), 1.16%, 10/21/2025 (d)	2,275	2,197
(SOFR + 0.94%), 2.63%, 2/18/2026 (d)	6,615	6,429
Series M, 5.87%, 9/15/2026 (f) (g) (h) (l)	2,945	2,884
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	182	167
(SOFR + 1.61%), 4.21%, 4/20/2028 (d)	90	88
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	80	65
(SOFR + 1.20%), 2.51%, 10/20/2032 (d)	2,180	1,816

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 1.73%), 5.47%, 1/18/2035 (d)	2,100	2,143
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	5,321	5,433
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	25	19
Morgan Stanley Bank NA
4.75%, 4/21/2026 (a)	525	526
(SOFR + 1.08%), 4.95%, 1/14/2028 (d)	2,060	2,066
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (e)	1,159	1,155
MPLX LP 4.50%, 4/15/2038	141	127
Mueller Water Products, Inc. 4.00%, 6/15/2029 (e)	1,264	1,144
Murphy Oil USA, Inc.
4.75%, 9/15/2029	65	62
3.75%, 2/15/2031 (e)	1,256	1,083
Nabors Industries Ltd. 7.25%, 1/15/2026 (e)	736	718
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (e)	370	363
5.50%, 8/15/2028 (e)	1,311	1,245
5.13%, 12/15/2030 (e)	1,915	1,721
5.75%, 11/15/2031 (e)	4,085	3,765
7.13%, 2/1/2032 (e)	1,552	1,539
NCR Atleos Corp. 9.50%, 4/1/2029 (e)	3,149	3,378
NCR Voyix Corp.
5.00%, 10/1/2028 (e)	425	401
5.13%, 4/15/2029 (e)	5,539	5,182
5.25%, 10/1/2030 (e)	99	91
Necessity Retail REIT, Inc., REIT 4.50%, 9/30/2028 (e)	1,121	949
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (e)	1,187	1,113
New Albertsons LP
7.75%, 6/15/2026	1,535	1,556
6.63%, 6/1/2028	613	601
7.45%, 8/1/2029	392	413
8.00%, 5/1/2031	2,108	2,240
Newell Brands, Inc.
5.20%, 4/1/2026 (h)	7,880	7,671
6.38%, 9/15/2027	1,120	1,100
6.63%, 9/15/2029	1,063	1,031
6.37%, 4/1/2036 (h)	855	761
News Corp.
3.88%, 5/15/2029 (e)	3,890	3,576
5.13%, 2/15/2032 (e)	2,090	1,964
Nexstar Media, Inc.
5.63%, 7/15/2027 (e)	11,149	10,858
4.75%, 11/1/2028 (a) (e)	5,685	5,207
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	695	691
(3-MONTH SOFR + 3.16%), 5.65%, 5/1/2079 (d)	4,282	4,124
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (d)	1,933	1,691

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NGL Energy Operating LLC
7.50%, 2/1/2026 (e)	1,897	1,931
8.13%, 2/15/2029 (e)	1,902	1,912
8.38%, 2/15/2032 (e)	1,900	1,914
NMG Holding Co., Inc. 7.13%, 4/1/2026 (e)	6,925	6,752
NMI Holdings, Inc. 7.38%, 6/1/2025 (a) (e)	411	415
Nordstrom, Inc. 4.38%, 4/1/2030 (a)	329	285
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (e)	1,099	1,116
Novelis Corp.
3.25%, 11/15/2026 (e)	2,153	2,016
4.75%, 1/30/2030 (e)	3,945	3,659
NRG Energy, Inc.
6.63%, 1/15/2027	2,196	2,202
5.75%, 1/15/2028	584	578
3.38%, 2/15/2029 (e)	2,000	1,764
5.25%, 6/15/2029 (e)	2,667	2,557
3.63%, 2/15/2031 (e)	1,518	1,302
3.88%, 2/15/2032 (e)	762	653
7.00%, 3/15/2033 (e)	1,654	1,746
NuStar Logistics LP
6.00%, 6/1/2026	2,167	2,162
6.38%, 10/1/2030	1,700	1,708
Occidental Petroleum Corp. 8.88%, 7/15/2030	5,866	6,877
ON Semiconductor Corp. 3.88%, 9/1/2028 (e)	3,306	3,021
OneMain Finance Corp.
6.88%, 3/15/2025	970	974
7.13%, 3/15/2026	3,392	3,438
3.50%, 1/15/2027	410	375
6.63%, 1/15/2028	3,003	2,992
Oracle Corp.
3.40%, 7/8/2024	468	463
3.80%, 11/15/2037	279	238
Organon & Co.
4.13%, 4/30/2028 (e)	6,608	6,046
5.13%, 4/30/2031 (e)	3,355	2,882
Outfront Media Capital LLC
5.00%, 8/15/2027 (e)	1,010	967
4.25%, 1/15/2029 (e)	497	443
4.63%, 3/15/2030 (e)	675	597
7.38%, 2/15/2031 (e)	1,258	1,318
Owens & Minor, Inc.
4.50%, 3/31/2029 (a) (e)	4,472	3,924
6.63%, 4/1/2030 (a) (e)	2,079	1,981
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (e)	1,084	1,082
6.63%, 5/13/2027 (e)	1,978	1,969
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (e)	4,022	3,751

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Papa John's International, Inc. 3.88%, 9/15/2029 (e)	407	361
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e) (h) (i)	6,648	4,386
Paramount Global
4.20%, 5/19/2032 (a)	145	129
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (d)	9,055	7,841
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (d)	2,587	2,310
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	50	46
Patrick Industries, Inc.
7.50%, 10/15/2027 (e)	1,092	1,097
4.75%, 5/1/2029 (e)	61	56
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (e)	901	834
Performance Food Group, Inc.
6.88%, 5/1/2025 (e)	400	401
5.50%, 10/15/2027 (e)	2,155	2,102
4.25%, 8/1/2029 (e)	6,477	5,935
Permian Resources Operating LLC
9.88%, 7/15/2031 (e)	1,045	1,158
7.00%, 1/15/2032 (e)	2,181	2,252
PetSmart, Inc.
4.75%, 2/15/2028 (e)	5,446	5,087
7.75%, 2/15/2029 (e)	3,001	2,901
PG&E Corp. 5.00%, 7/1/2028	4,969	4,802
PGT Innovations, Inc. 4.38%, 10/1/2029 (e)	2,099	2,115
Physicians Realty LP, REIT
3.95%, 1/15/2028	60	58
2.63%, 11/1/2031	20	16
Pike Corp.
5.50%, 9/1/2028 (e)	2,448	2,337
8.63%, 1/31/2031 (e)	777	822
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a) (e)	1,052	949
7.25%, 3/15/2029 (e)	270	230
PM General Purchaser LLC 9.50%, 10/1/2028 (e)	2,542	2,571
PNC Financial Services Group, Inc. (The)
Series R, (3-MONTH CME TERM SOFR + 3.30%), 8.68%, 6/1/2024 (d) (f) (g)	646	648
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (f) (g)	9,882	8,506
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (f) (g)	6,445	6,313
(SOFR + 1.34%), 5.30%, 1/21/2028 (d)	970	979
(SOFR + 1.62%), 5.35%, 12/2/2028 (d)	555	562
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	2,100	2,155
Post Holdings, Inc.
5.75%, 3/1/2027 (e)	492	490
5.63%, 1/15/2028 (e)	2,762	2,718
5.50%, 12/15/2029 (e)	6,233	6,025
4.63%, 4/15/2030 (e)	2,595	2,386
PPL Capital Funding, Inc. Series A, (3-MONTH CME TERM SOFR + 2.93%), 8.27%, 3/30/2067 (d)	8,857	8,480
Presidio Holdings, Inc. 4.88%, 2/1/2027 (e)	2,415	2,339

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Prestige Brands, Inc. 3.75%, 4/1/2031 (e)	1,071	929
Pricoa Global Funding I
2.40%, 9/23/2024 (a) (e)	166	163
1.15%, 12/6/2024 (e)	304	293
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (e)	8,122	8,118
3.38%, 8/31/2027 (e)	1,666	1,535
Principal Life Global Funding II
0.75%, 4/12/2024 (e)	284	281
(SOFR + 0.45%), 5.77%, 4/12/2024 (d) (e)	365	365
Progressive Corp. (The) Series B, (3-MONTH CME TERM SOFR + 2.80%), 8.19%, 2/22/2024 (d) (f) (g)	2,667	2,667
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.13%, 3/1/2052 (d)	3,685	3,441
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (d)	1,180	1,175
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (d)	3,551	3,677
PTC, Inc. 3.63%, 2/15/2025 (e)	422	414
QVC, Inc. 4.75%, 2/15/2027	125	104
Qwest Corp. 7.25%, 9/15/2025	325	318
Rain Carbon, Inc. 12.25%, 9/1/2029 (e)	244	242
Range Resources Corp.
4.88%, 5/15/2025	2,920	2,883
8.25%, 1/15/2029 (a)	3,332	3,455
4.75%, 2/15/2030 (e)	227	211
Realogy Group LLC 5.25%, 4/15/2030 (e)	5,063	3,560
Regal Rexnord Corp.
6.05%, 4/15/2028 (e)	2,162	2,194
6.30%, 2/15/2030 (e)	1,822	1,873
6.40%, 4/15/2033 (a) (e)	2,552	2,652
Republic Services, Inc. 2.50%, 8/15/2024	713	702
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	6,280	6,028
7.25%, 7/15/2028 (e)	929	958
4.50%, 2/15/2029 (e)	6,633	6,166
RingCentral, Inc. 8.50%, 8/15/2030 (e)	2,378	2,452
Rite Aid Corp.
7.50%, 7/1/2025 (e) (i)	3,803	2,900
8.00%, 11/15/2026 (e) (i)	8,786	6,664
Rocket Mortgage LLC
2.88%, 10/15/2026 (e)	2,384	2,187
3.63%, 3/1/2029 (e)	2,633	2,340
4.00%, 10/15/2033 (e)	406	345
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (e)	1,170	1,092
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (e)	5,852	6,366
8.25%, 1/15/2029 (e)	3,455	3,661
9.25%, 1/15/2029 (e)	3,465	3,722
Royalty Pharma plc 2.15%, 9/2/2031 (a)	86	70

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
RP Escrow Issuer LLC 5.25%, 12/15/2025 (e)	1,702	1,532
RXO, Inc. 7.50%, 11/15/2027 (e)	2,956	3,045
Sabre GLBL, Inc. 8.63%, 6/1/2027 (e)	1,020	954
SBA Communications Corp., REIT
3.88%, 2/15/2027	955	911
3.13%, 2/1/2029 (a)	875	780
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,180	2,106
4.50%, 10/15/2029	3,852	3,409
4.00%, 4/1/2031	2,754	2,303
4.38%, 2/1/2032	3,297	2,745
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (e)	347	264
Scripps Escrow, Inc. 5.88%, 7/15/2027 (e)	2,352	2,120
Seagate HDD Cayman
8.25%, 12/15/2029 (e)	2,000	2,153
8.50%, 7/15/2031 (a) (e)	475	516
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (f) (g)	6,444	6,316
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	5,003	4,405
Sensata Technologies BV
5.00%, 10/1/2025 (e)	152	151
4.00%, 4/15/2029 (e)	4,625	4,234
5.88%, 9/1/2030 (e)	1,870	1,848
Sensata Technologies, Inc. 3.75%, 2/15/2031 (e)	738	641
Service Corp. International
7.50%, 4/1/2027	2,735	2,858
5.13%, 6/1/2029 (a)	177	173
3.38%, 8/15/2030	1,983	1,729
4.00%, 5/15/2031	770	685
Shea Homes LP 4.75%, 2/15/2028	953	905
Sherwin-Williams Co. (The) 4.05%, 8/8/2024	467	464
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (e) (k)	9,931	7,227
9.75%, 10/1/2027 (e)	1,580	1,564
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a) (e)	2,890	2,718
5.50%, 3/1/2030 (a) (e)	1,620	1,248
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (e)	1,150	1,105
4.00%, 7/15/2028 (e)	22,050	20,024
5.50%, 7/1/2029 (e)	6,570	6,241
4.13%, 7/1/2030 (a) (e)	575	503
3.88%, 9/1/2031 (e)	81	68
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a) (e)	1,140	1,134
7.25%, 5/15/2031 (e)	1,435	1,464
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (e)	700	703

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
SM Energy Co.
5.63%, 6/1/2025	3,980	3,941
6.75%, 9/15/2026	1,038	1,037
6.50%, 7/15/2028	1,006	1,006
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (e)	2,361	2,139
Southern California Edison Co. Series E, (3-MONTH CME TERM SOFR + 4.46%), 9.84%, 3/8/2024 (d) (f) (g)	2,040	2,043
Southwestern Energy Co.
8.38%, 9/15/2028	855	889
5.38%, 3/15/2030	3,679	3,555
4.75%, 2/1/2032	773	716
Spectrum Brands, Inc.
5.00%, 10/1/2029 (e)	2,486	2,387
3.88%, 3/15/2031 (a) (e)	3,061	2,835
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (e)	2,170	2,351
Sprint LLC 7.63%, 2/15/2025	9,544	9,708
SRS Distribution, Inc. 4.63%, 7/1/2028 (e)	4,615	4,305
SS&C Technologies, Inc. 5.50%, 9/30/2027 (e)	6,798	6,673
Stagwell Global LLC 5.63%, 8/15/2029 (e)	4,391	4,018
Standard Industries, Inc.
5.00%, 2/15/2027 (e)	1,387	1,347
4.75%, 1/15/2028 (e)	5,875	5,619
4.38%, 7/15/2030 (e)	185	168
3.38%, 1/15/2031 (e)	1,188	1,010
Staples, Inc.
7.50%, 4/15/2026 (e)	12,278	11,493
10.75%, 4/15/2027 (e)	5,374	4,165
State Street Corp.
Series H, (3-MONTH CME TERM SOFR + 2.80%), 8.19%, 3/15/2024 (d) (f) (g)	1,500	1,497
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (f) (g)	9,316	9,293
Station Casinos LLC 4.50%, 2/15/2028 (e)	4,449	4,182
Stericycle, Inc. 3.88%, 1/15/2029 (a) (e)	1,821	1,655
Summit Materials LLC
5.25%, 1/15/2029 (e)	792	767
7.25%, 1/15/2031 (e)	915	951
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (e) (h)	1,453	1,453
SunCoke Energy, Inc. 4.88%, 6/30/2029 (e)	536	484
Sunoco LP
5.88%, 3/15/2028	423	420
4.50%, 5/15/2029	2,335	2,175
4.50%, 4/30/2030	3,557	3,288
Synaptics, Inc. 4.00%, 6/15/2029 (a) (e)	1,881	1,668
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	362	361
4.00%, 4/14/2032	30	28
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (e)	2,135	2,055
6.00%, 12/31/2030 (e)	1,623	1,509

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.00%, 9/1/2031 (e)	4,277	3,940
Targa Resources Partners LP
6.50%, 7/15/2027	4,000	4,071
6.88%, 1/15/2029 (a)	1,906	1,965
TEGNA, Inc.
4.75%, 3/15/2026 (e)	541	526
4.63%, 3/15/2028	582	543
5.00%, 9/15/2029	972	898
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (e)	6,570	5,928
3.88%, 10/15/2031 (e)	2,665	2,249
Tenet Healthcare Corp.
4.88%, 1/1/2026	21,594	21,402
6.25%, 2/1/2027	4,295	4,282
5.13%, 11/1/2027	8,170	7,933
4.25%, 6/1/2029	955	887
6.13%, 6/15/2030	3,399	3,398
6.75%, 5/15/2031 (e)	3,603	3,685
Terex Corp. 5.00%, 5/15/2029 (e)	5,609	5,301
Thermo Fisher Scientific, Inc. 1.22%, 10/18/2024	465	452
Thor Industries, Inc. 4.00%, 10/15/2029 (e)	1,333	1,180
Titan International, Inc. 7.00%, 4/30/2028	1,094	1,091
T-Mobile USA, Inc. 2.25%, 11/15/2031	542	449
Topaz Solar Farms LLC 5.75%, 9/30/2039 (e)	339	337
TopBuild Corp.
3.63%, 3/15/2029 (e)	641	580
4.13%, 2/15/2032 (e)	429	375
TransDigm, Inc. 6.25%, 3/15/2026 (e)	6,525	6,481
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (e)	1,594	1,594
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (e)	801	828
Transocean, Inc.
8.75%, 2/15/2030 (e)	1,103	1,143
7.50%, 4/15/2031	169	149
6.80%, 3/15/2038	462	374
TreeHouse Foods, Inc. 4.00%, 9/1/2028	517	461
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,061	1,043
5.70%, 6/15/2028	128	126
TriMas Corp. 4.13%, 4/15/2029 (e)	4,505	4,011
TriNet Group, Inc.
3.50%, 3/1/2029 (e)	1,308	1,154
7.13%, 8/15/2031 (e)	2,095	2,139
Trinity Industries, Inc. 7.75%, 7/15/2028 (e)	2,548	2,647
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (e)	1,446	1,234
5.13%, 4/1/2029 (e)	3,303	1,285
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (e)	2,758	2,378

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Triumph Group, Inc.
7.75%, 8/15/2025	1,670	1,671
9.00%, 3/15/2028 (e)	1,271	1,341
Truist Financial Corp.
Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (d) (f) (g)	1,582	1,510
Series M, (3-MONTH CME TERM SOFR + 3.05%), 5.13%, 12/15/2027 (d) (f) (g)	2,346	2,084
(SOFR + 1.62%), 5.44%, 1/24/2030 (d)	1,780	1,795
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (f) (g)	8,089	7,461
Uber Technologies, Inc. 4.50%, 8/15/2029 (e)	3,180	3,010
UDR, Inc., REIT
3.20%, 1/15/2030	160	145
3.00%, 8/15/2031	41	36
Unisys Corp. 6.88%, 11/1/2027 (e)	1,439	1,304
United Airlines Holdings, Inc. 5.00%, 2/1/2024	2,404	2,404
United Rentals North America, Inc.
5.50%, 5/15/2027	3,236	3,228
3.88%, 2/15/2031	1,910	1,723
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,575
United States Steel Corp. 6.88%, 3/1/2029	363	368
UnitedHealth Group, Inc. 5.88%, 2/15/2053	23	26
Uniti Group LP, REIT
10.50%, 2/15/2028 (e)	662	674
4.75%, 4/15/2028 (e)	57	49
6.50%, 2/15/2029 (e)	215	152
6.00%, 1/15/2030 (e)	402	266
Univision Communications, Inc.
6.63%, 6/1/2027 (e)	940	930
8.00%, 8/15/2028 (e)	3,295	3,353
7.38%, 6/30/2030 (e)	4,418	4,331
Upbound Group, Inc. 6.38%, 2/15/2029 (a) (e)	1,233	1,176
US Bancorp
Series V, 2.38%, 7/22/2026	3,000	2,831
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (f) (g)	8,257	7,119
Series J, (3-MONTH CME TERM SOFR + 3.18%), 5.30%, 4/15/2027 (d) (f) (g)	1,414	1,328
(SOFR + 1.66%), 4.55%, 7/22/2028 (d)	3,035	2,995
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370	374
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	2,100	2,149
US Foods, Inc. 6.88%, 9/15/2028 (e)	1,010	1,037
Vail Resorts, Inc. 6.25%, 5/15/2025 (e)	1,142	1,144
Valaris Ltd. 8.38%, 4/30/2030 (e)	1,484	1,521
Valvoline, Inc. 4.25%, 2/15/2030 (e)	1,400	1,391
Varex Imaging Corp. 7.88%, 10/15/2027 (e)	247	251
Vector Group Ltd. 5.75%, 2/1/2029 (e)	1,300	1,199
Ventas Realty LP, REIT 4.00%, 3/1/2028	100	96
Venture Global LNG, Inc.
8.13%, 6/1/2028 (e)	3,607	3,646
9.50%, 2/1/2029 (e)	1,510	1,604

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
9.88%, 2/1/2032 (e)	1,510	1,588
Verizon Communications, Inc. 3.50%, 11/1/2024	467	459
Viavi Solutions, Inc. 3.75%, 10/1/2029 (e)	266	232
VICI Properties LP, REIT
4.63%, 6/15/2025 (e)	2,251	2,218
4.50%, 9/1/2026 (e)	995	968
4.25%, 12/1/2026 (e)	8,012	7,714
5.75%, 2/1/2027 (e)	4,882	4,870
4.63%, 12/1/2029 (e)	4,688	4,436
Vista Outdoor, Inc. 4.50%, 3/15/2029 (e)	7,402	7,217
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (d) (e) (f) (g)	1,712	1,661
Vistra Operations Co. LLC
5.50%, 9/1/2026 (e)	146	145
5.63%, 2/15/2027 (e)	5,805	5,718
5.00%, 7/31/2027 (e)	76	74
4.38%, 5/1/2029 (e)	938	861
7.75%, 10/15/2031 (e)	4,137	4,297
Vital Energy, Inc.
10.13%, 1/15/2028	2,247	2,353
9.75%, 10/15/2030	1,020	1,084
VM Consolidated, Inc. 5.50%, 4/15/2029 (e)	307	293
VMware LLC 2.20%, 8/15/2031	286	236
Wabash National Corp. 4.50%, 10/15/2028 (a) (e)	3,121	2,840
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (e)	1,965	2,029
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	60	58
4.28%, 3/15/2032	135	124
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (e)	493	497
Weekley Homes LLC 4.88%, 9/15/2028 (e)	599	558
Wells Fargo & Co.
Series S, 5.90%, 6/15/2024 (f) (g) (h) (l)	3,068	3,063
(SOFR + 0.51%), 0.81%, 5/19/2025 (d)	1,540	1,516
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (d)	6,420	6,203
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (f) (g)	8,017	7,512
(SOFR + 1.51%), 3.53%, 3/24/2028 (d)	4,450	4,265
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.63%, 9/15/2028 (d) (f) (g)	2,955	3,095
(SOFR + 1.50%), 5.20%, 1/23/2030 (d)	2,515	2,535
(SOFR + 2.10%), 4.90%, 7/25/2033 (d)	2,100	2,052
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	110	111
(SOFR + 1.78%), 5.50%, 1/23/2035 (d)	2,100	2,142
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (e) (i)	1,030	88
9.00%, 11/15/2026 (a) (e) (i)	10,820	1,136
13.13%, 11/15/2027 (e) (i)	444	13
WESCO Distribution, Inc.
7.13%, 6/15/2025 (e)	4,783	4,808
7.25%, 6/15/2028 (e)	2,860	2,938

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Westlake Corp. 0.88%, 8/15/2024	483	471
William Carter Co. (The) 5.63%, 3/15/2027 (e)	4,029	3,954
Williams Cos., Inc. (The)
4.30%, 3/4/2024	645	644
2.60%, 3/15/2031	85	73
Williams Scotsman, Inc. 7.38%, 10/1/2031 (e)	2,451	2,567
Winnebago Industries, Inc. 6.25%, 7/15/2028 (e)	89	88
WMG Acquisition Corp. 3.75%, 12/1/2029 (e)	3,771	3,398
WP Carey, Inc., REIT
2.40%, 2/1/2031	150	126
2.45%, 2/1/2032	30	25
WR Grace Holdings LLC
4.88%, 6/15/2027 (e)	210	201
5.63%, 8/15/2029 (e)	1,396	1,231
Wynn Las Vegas LLC 5.50%, 3/1/2025 (e)	8,922	8,911
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (e)	5,490	5,186
Xerox Holdings Corp. 5.50%, 8/15/2028 (e)	100	91
XPO, Inc.
6.25%, 6/1/2028 (e)	1,845	1,847
7.13%, 2/1/2032 (e)	1,375	1,402
Yum! Brands, Inc.
3.63%, 3/15/2031 (a)	661	583
4.63%, 1/31/2032	2,987	2,771
5.38%, 4/1/2032	64	62
Ziff Davis, Inc. 4.63%, 10/15/2030 (e)	1,271	1,164
		2,296,553
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (e)	1,350	1,129
Venezuela, Bolivarian Republic of — 0.0% ^
Petroleos de Venezuela SA
8.50%, 10/27/2020 (b) (i)	620	516
6.00%, 11/15/2026 (b) (i)	3,090	332
		848
Total Corporate Bonds (Cost $3,230,469)		3,063,806
	SHARES (000)
Exchange-Traded Funds — 9.4%
United States — 9.4%
JPMorgan Equity Premium Income ETF (m)	10,487	586,850
JPMorgan Income ETF (m)	967	44,356
JPMorgan Nasdaq Equity Premium Income ETF (m)	3,954	203,373
		834,579
Total Exchange-Traded Funds (Cost $820,372)		834,579

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 3.9%
Bermuda — 0.0% ^
Bellemeade Re Ltd. Series 2019-1A, Class M2, 8.15%, 3/25/2029 (e) (l)	608	612
United States — 3.9%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 5.51%, 2/25/2035 (l)	299	294
Series 2005-2, Class 3A1, 5.73%, 6/25/2035 (l)	393	374
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	63	56
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	5	5
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	26	24
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	174	165
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	10	10
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	51	51
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	285	259
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	375	344
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,299	1,228
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,025	1,698
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	243	204
Series 2005-J2, Class 1A5, 5.50%, 4/25/2035 (l)	3,309	2,539
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	822	715
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	447	338
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,988	1,559
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	85	68
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	981	796
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	340	296
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	861	750
Series 2005-J14, Class A3, 5.50%, 12/25/2035	209	131
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,105	693
Series 2005-J14, Class A8, 5.50%, 12/25/2035	923	579
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	271	156
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	91	63
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	463	354
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,106	609
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	403	234
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	196	106
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,156	1,049
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	139	78
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	135	69
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.99%, 3/25/2037 (l)	4,098	1,457
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (e) (l)	6,250	5,668
Series 2019-6, Class B1, 3.94%, 11/25/2059 (e) (l)	4,000	3,590
Series 2019-6, Class B3, 5.90%, 11/25/2059 (e) (l)	1,285	1,112
Angel Oak Mortgage Trust I LLC Series 2019-2, Class B2, 6.29%, 3/25/2049 (e) (l)	2,250	2,292
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2	2

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	304	260
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	388	334
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	878	777
Series 2006-5, Class CB7, 6.00%, 6/25/2046	230	198
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	51	36
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,084	824
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	23	22
Series 2006-A, Class 1A1, 5.73%, 2/20/2036 (l)	268	248
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	167	141
Series 2007-5, Class 4A1, 5.82%, 7/25/2037 (l)	2,001	1,308
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 4.79%, 2/25/2034 (l)	212	205
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	110	88
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 5.77%, 2/25/2034 (l)	170	156
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 6.46%, 10/25/2034 (l)	236	200
BRAVO Residential Funding Trust Series 2023-NQM7, Class A1, 7.13%, 9/25/2063 (e) (h)	5,228	5,330
Chase Mortgage Finance Trust
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,046	424
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	359
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	186	103
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	70	42
Series 2004-25, Class 2A1, 6.13%, 2/25/2035 (l)	1,753	1,464
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,105	684
Series 2005-31, Class 2A1, 4.12%, 1/25/2036 (l)	521	442
Series 2005-30, Class A5, 5.50%, 1/25/2036	112	71
Series 2006-HYB1, Class 2A2C, 4.27%, 3/20/2036 (l)	1,495	1,353
Series 2006-HYB2, Class 2A1B, 4.29%, 4/20/2036 (l)	424	374
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	85	50
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,024	469
Series 2006-17, Class A2, 6.00%, 12/25/2036	280	112
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,640	909
Series 2007-2, Class A2, 6.00%, 3/25/2037	98	42
Series 2007-3, Class A18, 6.00%, 4/25/2037	769	371
Series 2007-10, Class A4, 5.50%, 7/25/2037	99	42
Series 2007-13, Class A4, 6.00%, 8/25/2037	210	105
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,788	737
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	145
Series 2006-OA5, Class 2A1, 5.85%, 4/25/2046 (l)	1,473	1,215
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	310	271
Citigroup Mortgage Loan Trust
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	63	49
Series 2006-AR3, Class 1A1A, 4.67%, 6/25/2036 (l)	841	736
Series 2006-AR5, Class 1A5A, 4.52%, 7/25/2036 (l)	324	302
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 7.20%, 9/25/2035 (l)	200	197

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-8, Class A3, 5.80%, 10/25/2035 (e) (l)	452	218
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (e) (l)	2,500	1,584
Series 2021-5, Class B1, 4.18%, 11/26/2066 (e) (l)	3,903	3,059
Series 2021-5, Class B2, 4.18%, 11/26/2066 (e) (l)	2,247	1,603
Series 2022-1, Class B2, 4.09%, 12/27/2066 (e) (l)	2,581	2,004
Series 2023-2, Class A1, 6.60%, 7/25/2068 (e) (h)	2,853	2,891
Series 2023-4, Class A1, 7.16%, 10/25/2068 (e) (h)	4,954	5,063
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 10.71%, 6/25/2039 (e) (l)	2,494	2,663
Series 2019-R06, Class 2B1, 9.21%, 9/25/2039 (e) (l)	4,484	4,642
Series 2019-R07, Class 1B1, 8.86%, 10/25/2039 (e) (l)	8,492	8,784
Series 2020-R02, Class 2B1, 8.46%, 1/25/2040 (e) (l)	14,158	14,428
Series 2020-R01, Class 1B1, 8.71%, 1/25/2040 (e) (l)	1,000	1,028
Series 2021-R01, Class 1B1, 8.44%, 10/25/2041 (e) (l)	5,200	5,328
Series 2021-R03, Class 1B2, 10.84%, 12/25/2041 (e) (l)	6,100	6,275
Series 2022-R01, Class 1B2, 11.34%, 12/25/2041 (e) (l)	11,437	11,923
Series 2023-R02, Class 1M1, 7.64%, 1/25/2043 (e) (l)	8,564	8,780
Series 2023-R03, Class 2M1, 7.84%, 4/25/2043 (e) (l)	8,220	8,400
Series 2023-R06, Class 1M2, 8.04%, 7/25/2043 (e) (l)	1,500	1,559
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	70
Series 2004-AR4, Class 2A1, 5.09%, 5/25/2034 (l)	115	113
Series 2004-AR4, Class 4A1, 5.32%, 5/25/2034 (l)	813	812
Series 2004-AR5, Class 6A1, 5.40%, 6/25/2034 (l)	175	170
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	845	838
Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (l)	2,113	1,449
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	244	178
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 6.20%, 10/25/2034 (l)	296	295
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.51%, 10/25/2026 (l)	30	28
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	337	167
Deephaven Residential Mortgage Trust
Series 2021-3, Class B1, 3.27%, 8/25/2066 (e) (l)	5,000	3,507
Series 2021-3, Class B2, 4.13%, 8/25/2066 (e) (l)	4,502	3,121
Series 2021-4, Class B1, 4.16%, 11/25/2066 (e) (l)	6,000	4,603
Series 2021-4, Class B2, 4.46%, 11/25/2066 (e) (l)	6,508	4,873
Series 2022-1, Class B1, 4.27%, 1/25/2067 (e) (l)	3,000	2,362
Series 2022-1, Class B2, 4.27%, 1/25/2067 (e) (l)	5,640	4,031
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.74%, 2/25/2020 (l)	15	14
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust Series 2005-2, Class 2A1, 5.75%, 3/25/2020 (l)	3	3
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.97%, 8/19/2045 (l)	1,182	975
FHLMC STACR REMIC Trust
Series 2021-DNA2, Class B2, 11.34%, 8/25/2033 (e) (l)	3,000	3,364
Series 2021-DNA5, Class B2, 10.84%, 1/25/2034 (e) (l)	3,400	3,672
Series 2021-HQA3, Class M1, 6.19%, 9/25/2041 (e) (l)	2,810	2,796
Series 2021-DNA6, Class B1, 8.74%, 10/25/2041 (e) (l)	2,500	2,570

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2021-HQA4, Class M1, 6.29%, 12/25/2041 (e) (l)	6,458	6,413
Series 2022-HQA2, Class M1A, 7.99%, 7/25/2042 (e) (l)	6,728	6,908
Series 2023-DNA1, Class M1A, 7.44%, 3/25/2043 (e) (l)	4,307	4,384
Series 2023-HQA1, Class M1A, 7.34%, 5/25/2043 (e) (l)	9,606	9,720
Series 2020-HQA1, Class B2, 10.56%, 1/25/2050 (e) (l)	4,000	4,177
Series 2021-DNA1, Class M2, 7.14%, 1/25/2051 (e) (l)	1,508	1,523
Series 2021-DNA1, Class B2, 10.09%, 1/25/2051 (e) (l)	8,000	8,236
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	10	6
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2B2, 11.54%, 11/25/2041 (e) (l)	5,142	5,369
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (e) (l)	3,000	2,362
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 4.59%, 8/19/2034 (l)	190	167
Series 2005-AR1, Class 3A, 4.09%, 3/18/2035 (l)	50	42
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (e) (l)	1,199	172
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	155	114
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	121	87
Series 2005-AR3, Class 6A1, 3.99%, 5/25/2035 (l)	55	44
Series 2005-AR4, Class 3A5, 4.82%, 7/25/2035 (l)	988	680
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	538	494
Series 2005-AR7, Class 6A1, 4.51%, 11/25/2035 (l)	396	343
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	502	242
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	813	392
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	378	337
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	206	126
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 6.07%, 8/19/2045 (l)	112	102
Impac CMB Trust
Series 2004-5, Class 1A1, 6.17%, 10/25/2034 (l)	165	162
Series 2004-5, Class 1M2, 6.32%, 10/25/2034 (l)	60	59
Series 2004-7, Class 1A2, 6.37%, 11/25/2034 (l)	194	190
Series 2004-10, Class 2A, 6.09%, 3/25/2035 (l)	320	289
Series 2005-1, Class 1A1, 5.97%, 4/25/2035 (l)	182	166
Series 2005-1, Class 1A2, 6.07%, 4/25/2035 (l)	222	202
Series 2005-2, Class 1A2, 6.07%, 4/25/2035 (l)	214	201
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	150	104
Impac Secured Assets Trust
Series 2007-3, Class A1B, 5.93%, 9/25/2037 (l)	1,376	1,157
Series 2007-3, Class A1C, 6.17%, 9/25/2037 (l)	2,306	1,914
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 3.67%, 4/25/2035 (l)	156	146
Series 2005-AR14, Class 2A1A, 6.05%, 7/25/2035 (l)	666	528
Series 2007-AR21, Class 6A1, 3.91%, 9/25/2037 (l)	4,069	2,736
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	7	6
Series 2004-A6, Class 1A1, 3.79%, 12/25/2034 (l)	37	32
Series 2005-A3, Class 6A6, 4.45%, 6/25/2035 (l)	108	106
Series 2005-A6, Class 1A2, 5.48%, 9/25/2035 (l)	123	113

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-A8, Class 1A1, 4.85%, 11/25/2035 (l)	72	58
Series 2005-A8, Class 4A1, 4.87%, 11/25/2035 (l)	1,124	952
Series 2006-A7, Class 2A4, 4.36%, 1/25/2037 (l)	324	257
Series 2007-S1, Class 2A17, 5.78%, 3/25/2037 (l)	3,597	1,040
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061 (e) (h)	2,800	2,611
Series 2021-GS1, Class A2, 6.84%, 10/25/2066 (e) (h)	2,000	2,000
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	603	353
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,608	3,179
LHOME Mortgage Trust Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (e) (h)	2,550	2,565
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	411	398
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	85	76
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	201	101
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	357	235
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 4.66%, 4/25/2035 (l)	106	93
Series 2006-1, Class 2A1, 5.21%, 2/25/2036 (l)	624	607
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	171	71
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (e) (l)	2,029	1,906
MFA Trust Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (e) (h)	2,700	2,642
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	249	219
Series 2004-9, Class 1A, 5.29%, 11/25/2034 (l)	340	342
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	18
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (e) (l)	2,500	2,081
Series 2019-NQM4, Class B2, 4.86%, 9/25/2059 (e) (l)	4,000	3,390
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (e) (l)	2,041	1,720
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	2	2
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (e) (h)	383	383
PRPM 3.77%, 3/25/2026	4,987	4,911
PRPM LLC
Series 2020-4, Class A2, 8.19%, 10/25/2025 (e) (h)	7,175	7,172
Series 2020-6, Class A2, 7.70%, 11/25/2025 (e) (h)	2,390	2,328
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018 ‡	—	—
Series 2005-QA5, Class A2, 4.71%, 4/25/2035 (l)	639	572
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	489	424
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	790	668
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	937	735
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,419	1,149
RCO Mortgage LLC Series 2024-1, Class A1, 7.02%, 1/25/2029 ‡ (e)	3,500	3,504
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,357	882
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	60

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,559	1,206
RFMSI Trust
Series 2005-S7, Class A6, 5.50%, 11/25/2035	50	38
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,101	822
Series 2006-SA4, Class 2A1, 5.55%, 11/25/2036 (l)	786	677
Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (l)	181,819	117
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 5.85%, 7/20/2036 (l)	252	217
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (e) (l)	5,410	4,404
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (e)	1,600	1,247
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 4.75%, 2/25/2035 (l)	178	166
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.99%, 8/25/2035 (l)	1,826	1,595
Series 2007-AR7, Class 1A1, 6.30%, 5/25/2047 (l)	2,640	2,085
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 (e) (l)	2,000	1,843
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (e) (l)	5,000	4,334
Series 2020-1, Class A1, 3.42%, 1/25/2060 (e) (h)	2,589	2,471
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (e) (l)	2,000	1,623
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (e) (l)	1,322	1,013
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (e) (l)	2,500	1,926
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (e) (l)	1,776	1,255
Series 2020-5, Class B1, 3.71%, 5/25/2065 (e) (l)	2,400	2,064
Series 2020-5, Class B2, 4.71%, 5/25/2065 (e) (l)	1,400	1,216
Series 2021-4, Class M1, 2.19%, 7/25/2066 (e) (l)	1,121	727
Series 2021-5, Class B1, 3.04%, 9/25/2066 (e) (l)	3,826	2,519
Series 2021-5, Class B2, 3.94%, 9/25/2066 (e) (l)	3,750	2,528
Series 2023-4, Class A1, 5.81%, 5/25/2068 (e) (h)	442	443
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (e) (h)	3,915	3,965
Series 2023-6, Class B1, 7.84%, 9/25/2068 (e) (l)	3,500	3,514
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 5.97%, 10/25/2034 (l)	420	378
Series 2005-AR5, Class A6, 4.61%, 5/25/2035 (l)	987	945
Series 2005-AR14, Class 1A3, 4.89%, 12/25/2035 (l)	751	659
Series 2005-AR14, Class 1A4, 4.89%, 12/25/2035 (l)	501	440
Series 2005-AR16, Class 1A1, 4.90%, 12/25/2035 (l)	331	295
Series 2005-AR18, Class 1A3A, 5.03%, 1/25/2036 (l)	35	32
Series 2006-AR2, Class 1A1, 4.23%, 3/25/2036 (l)	136	121
Series 2004-AR10, Class A1B, 6.29%, 7/25/2044 (l)	388	357
Series 2005-AR15, Class A1A1, 5.97%, 11/25/2045 (l)	24	21
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	414	374
Series 2005-4, Class CB7, 5.50%, 6/25/2035	290	248
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,528	1,339
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	456	389
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	142	98
Series 2007-1, Class 1A7, 6.00%, 2/25/2037 (l)	2,309	1,654

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 6.36%, 12/25/2036 (l)	84	77
Series 2007-15, Class A1, 6.00%, 11/25/2037	93	77
		343,232
Total Collateralized Mortgage Obligations (Cost $382,494)		343,844
Commercial Mortgage-Backed Securities — 3.8%
United States — 3.8%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (e)	2,500	1,786
Series 2019-BN16, Class F, 3.85%, 2/15/2052 (e) (l)	2,000	874
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (e)	2,000	904
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (e)	4,000	2,547
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (e) (l)	2,500	1,392
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (e) (l)	8,500	6,397
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (e)	1,534	633
Series 2019-BN19, Class C, 4.16%, 8/15/2061 (l)	7,500	5,215
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (e)	1,000	644
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (e)	1,000	661
Series 2019-BN24, Class C, 3.63%, 11/15/2062 (l)	6,000	4,747
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (e)	1,350	906
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (e)	3,000	1,785
BBCMS Mortgage Trust Series 2017-C1, Class D, 3.71%, 2/15/2050 (e) (l)	2,887	2,087
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (e)	975	608
Series 2019-B9, Class F, 3.91%, 3/15/2052 (e) (l)	6,590	2,577
Series 2019-B11, Class D, 3.00%, 5/15/2052 (e)	4,000	2,520
Series 2019-B11, Class C, 3.75%, 5/15/2052 (l)	13,959	10,498
Series 2020-B21, Class E, 2.00%, 12/17/2053 (e)	2,500	1,255
Series 2019-B14, Class E, 2.50%, 12/15/2062 (e)	1,415	686
Series 2019-B15, Class E, 2.75%, 12/15/2072 (e)	4,391	1,888
BX Series 2021-MFM1, Class G, 9.35%, 1/15/2034 (e) (l)	575	557
CD Mortgage Trust
Series 2016-CD2, Class C, 4.11%, 11/10/2049 (l)	750	612
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (e)	1,000	655
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (e)	1,831	1,380
Series 2017-CD6, Class C, 4.37%, 11/13/2050 (l)	1,371	1,107
Series 2018-CD7, Class D, 3.25%, 8/15/2051 (e) (l)	2,000	1,353
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.31%, 11/10/2049 (e) (l)	1,000	700
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (e) (l)	1,500	677
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (e) (l)	3,756	3,325
Series 2015-GC29, Class C, 4.28%, 4/10/2048 (l)	2,000	1,839
Series 2015-P1, Class D, 3.23%, 9/15/2048 (e)	2,000	1,691
Series 2016-C1, Class D, 5.10%, 5/10/2049 (e) (l)	4,975	4,767
Series 2016-C2, Class D, 3.25%, 8/10/2049 (e) (l)	1,000	841

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2016-P6, Class D, 3.25%, 12/10/2049 (e)	1,325	1,011
Series 2017-P7, Class B, 4.14%, 4/14/2050 (l)	910	825
Series 2017-P7, Class C, 4.54%, 4/14/2050 (l)	3,295	2,893
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (e)	4,500	2,383
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.54%, 4/12/2042 (e) (l)	2,500	2,052
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.75%, 2/10/2037 (e) (l)	2,750	2,545
Series 2014-CR15, Class C, 4.62%, 2/10/2047 (l)	989	910
Series 2014-LC15, Class D, 4.64%, 4/10/2047 (e) (l)	1,500	1,333
Series 2014-CR19, Class D, 4.78%, 8/10/2047 (e) (l)	400	355
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (e)	5,100	3,582
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (e)	3,250	2,918
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (e)	2,500	1,822
Series 2015-CR22, Class D, 4.20%, 3/10/2048 (e) (l)	1,000	831
Series 2015-LC21, Class D, 4.47%, 7/10/2048 (l)	450	394
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (l)	2,134	1,810
Series 2015-CR25, Class D, 3.92%, 8/10/2048 (l)	2,000	1,733
Series 2015-CR27, Class D, 3.60%, 10/10/2048 (e) (l)	500	435
Series 2015-CR26, Class D, 3.61%, 10/10/2048 (l)	2,500	1,906
Series 2015-LC23, Class D, 3.70%, 10/10/2048 (e) (l)	2,750	2,446
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (e) (l)	1,500	1,229
Series 2016-CR28, Class D, 4.01%, 2/10/2049 (l)	1,350	1,069
Series 2016-CR28, Class C, 4.76%, 2/10/2049 (l)	2,000	1,792
Series 2018-COR3, Class D, 2.96%, 5/10/2051 (e) (l)	2,000	1,150
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.71%, 11/15/2048 (l)	2,500	2,363
Series 2015-C2, Class B, 4.21%, 6/15/2057 (l)	1,000	929
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.62%, 8/10/2049 (e) (l)	1,170	824
Series 2016-C3, Class E, 4.37%, 8/10/2049 (e) (l)	1,250	808
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,402
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (l)	6,200	918
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 10.84%, 7/25/2041 (e) (l)	2,000	1,582
Series 2022-MN5, Class B1, 14.84%, 11/25/2042 (e) (l)	8,302	8,613
Series 2021-MN1, Class M1, 7.34%, 1/25/2051 (e) (l)	319	310
Series 2021-MN1, Class M2, 9.09%, 1/25/2051 (e) (l)	10,750	10,347
Series 2021-MN1, Class B1, 13.09%, 1/25/2051 (e) (l)	2,650	2,616
Series 2021-MN3, Class M1, 7.64%, 11/25/2051 (e) (l)	1,799	1,754
Series 2022-MN4, Class B1, 14.84%, 5/25/2052 (e) (l)	4,000	4,058
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.63%, 11/25/2024 (l)	59,309	191
Series K734, Class X3, IO, 2.24%, 7/25/2026 (l)	11,615	495
Series KC04, Class X1, IO, 1.40%, 12/25/2026 (l)	14,714	239
Series K084, Class X3, IO, 2.31%, 11/25/2028 (l)	6,000	551
Series K090, Class X3, IO, 2.39%, 10/25/2029 (l)	1,750	182

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series Q012, Class X, IO, 4.09%, 9/25/2035 (l)	21,476	3,764
Series K727, Class X3, IO, 2.10%, 10/25/2044 (l)	33,818	306
Series K060, Class X3, IO, 1.96%, 12/25/2044 (l)	1,000	47
Series K061, Class X3, IO, 2.05%, 12/25/2044 (l)	1,544	73
Series K728, Class X3, IO, 2.06%, 11/25/2045 (l)	4,645	62
Series K089, Class X3, IO, 2.38%, 1/25/2046 (l)	22,283	2,157
Series K087, Class X3, IO, 2.40%, 1/25/2046 (l)	18,300	1,684
Series K102, Class X3, IO, 1.96%, 12/25/2046 (l)	1,180	105
Series K088, Class X3, IO, 2.43%, 2/25/2047 (l)	10,130	995
Series K093, Class X3, IO, 2.28%, 5/25/2047 (l)	15,000	1,428
Series K116, Class X3, IO, 3.12%, 9/25/2047 (l)	10,500	1,612
Series K108, Class X3, IO, 3.61%, 4/25/2048 (l)	16,575	2,781
FNMA ACES
Series 2019-M21, Class X2, IO, 1.40%, 2/25/2031 (l)	5,392	275
Series 2020-M37, Class X, IO, 1.12%, 4/25/2032 (l)	25,149	1,178
Series 2016-M4, Class X2, IO, 2.71%, 1/25/2039 (l)	6,462	34
FREMF Mortgage Trust
Series 2017-KF31, Class B, 8.36%, 4/25/2024 (e) (l)	1,322	1,320
Series 2018-KF47, Class B, 7.46%, 5/25/2025 (e) (l)	1,348	1,316
Series 2019-KC03, Class B, 4.53%, 1/25/2026 (e) (l)	2,304	2,209
Series 2019-KF58, Class B, 7.61%, 1/25/2026 (e) (l)	906	859
Series 2019-KF62, Class B, 7.51%, 4/25/2026 (e) (l)	490	459
Series 2017-KL1E, Class BE, 4.04%, 2/25/2027 (e) (l)	186	164
Series 2017-KF33, Class B, 8.01%, 6/25/2027 (e) (l)	566	526
Series 2017-KF40, Class B, 8.16%, 11/25/2027 (e) (l)	978	907
Series 2018-KF43, Class B, 7.61%, 1/25/2028 (e) (l)	1,288	1,220
Series 21K-F116, Class CS, 11.74%, 6/25/2028 (e) (l)	6,709	6,649
Series 2018-KF50, Class B, 7.36%, 7/25/2028 (e) (l)	293	271
Series 2019-KG01, Class B, 4.31%, 4/25/2029 (e) (l)	4,765	4,152
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (e)	280,064	982
Series 2019-KW09, Class C, PO, 6/25/2029 (e)	24,011	15,248
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (e)	32,681	133
Series 2023-KF149, Class CS, 11.49%, 12/25/2032 (e) (l)	9,997	10,200
Series 2017-K724, Class D, PO, 12/25/2049 (e)	4,873	4,840
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (e)	4,873	—
GNMA
Series 2012-89, IO, 0.10%, 12/16/2053 (l)	5,927	3
Series 2017-148, IO, 0.54%, 7/16/2059 (l)	8,018	249
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (l)	5,925	292
Series 2021-153, Class SA, IF, IO, 0.00%, 8/16/2061 (l)	16,253	947
Series 2020-169, IO, 0.85%, 7/16/2062 (l)	16,892	1,032
Series 2020-145, IO, 0.73%, 3/16/2063 (l)	54,688	2,879
Series 2021-10, IO, 0.99%, 5/16/2063 (l)	5,104	349
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (e) (l)	412	375
Series 2015-GC28, Class D, 4.45%, 2/10/2048 (e) (l)	2,500	2,309
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (e)	2,750	2,332

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (e) (l)	2,900	1,394
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (e)	1,750	965
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	926
Series 2019-GC40, Class D, 3.00%, 7/10/2052 (e)	3,800	2,707
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (e)	2,250	1,292
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (e) (l)	2,824	1,867
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (e)	2,000	1,580
Series 2013-C17, Class D, 4.85%, 1/15/2047 (e) (l)	1,250	1,006
Series 2014-C26, Class D, 4.01%, 1/15/2048 (e) (l)	1,500	1,276
Series 2014-C26, Class C, 4.51%, 1/15/2048 (l)	1,926	1,781
Series 2015-C33, Class C, 4.79%, 12/15/2048 (l)	8,000	7,033
Series 2016-C1, Class D2, 4.36%, 3/17/2049 (e) (l)	1,464	1,192
Series 2016-C1, Class C, 4.86%, 3/17/2049 (l)	5,000	4,619
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.65%, 3/15/2050 (e) (l)	7,577	5,612
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.17%, 12/15/2049 (e) (l)	2,514	1,347
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.56%, 8/15/2049 (e) (l)	4,500	2,989
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (l)	3,405	1,300
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (e)	1,500	1,245
Series 2014-C14, Class D, 5.18%, 2/15/2047 (e) (l)	3,750	3,544
Series 2014-C15, Class D, 4.97%, 4/15/2047 (e) (l)	365	362
Series 2014-C16, Class C, 4.94%, 6/15/2047 (l)	2,000	1,699
Series 2014-C19, Class D, 3.25%, 12/15/2047 (e)	2,585	2,244
Series 2015-C20, Class C, 4.60%, 2/15/2048 (l)	3,127	2,954
Series 2015-C24, Class D, 3.26%, 5/15/2048 (e)	6,000	5,220
Series 2015-C25, Class C, 4.67%, 10/15/2048 (l)	4,500	3,942
Series 2016-C31, Class C, 4.40%, 11/15/2049 (l)	1,440	1,203
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.42%, 7/11/2040 (e) (l)	730	495
Series 2018-L1, Class E, 3.00%, 10/15/2051 (e)	5,486	3,458
Series 2019-L2, Class D, 3.00%, 3/15/2052 (e)	7,075	5,069
Series 2019-L2, Class E, 3.00%, 3/15/2052 (e)	2,575	1,610
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (e)	10,000	5,577
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (e)	4,000	2,102
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (e)	17,000	8,364
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.71%, 10/25/2049 (e) (l)	4,519	4,428
Series 2020-01, Class M10, 9.21%, 3/25/2050 (e) (l)	2,828	2,778
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.31%, 4/10/2043 (e) (l)	5,000	1,845
VASA Trust Series 2021-VASA, Class G, 10.45%, 7/15/2039 (e) (l)	1,360	618
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (e) (l)	1,977	1,897
Series 2018-2, Class M2, 4.51%, 10/26/2048 (e) (l)	130	116
Series 2018-2, Class M3, 4.72%, 10/26/2048 (e) (l)	190	162

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 9.10%, 2/15/2040 (e) (l)	1,600	1,427
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (e) (l)	1,500	1,171
Series 2015-C28, Class D, 4.22%, 5/15/2048 (l)	7,740	6,385
Series 2016-C35, Class D, 3.14%, 7/15/2048 (e)	5,000	3,942
Series 2018-C43, Class D, 3.00%, 3/15/2051 (e)	1,250	904
Series 2018-C44, Class D, 3.00%, 5/15/2051 (e)	1,517	1,071
Series 2019-C52, Class XA, IO, 1.75%, 8/15/2052 (l)	3,688	220
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (e)	1,000	928
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 4.04%, 9/15/2057 (e) (l)	5,505	2,674
Total Commercial Mortgage-Backed Securities (Cost $405,835)		342,983
Equity Linked Notes — 2.8%
Canada — 0.3%
Royal Bank of Canada, ELN, 10.00%, 2/9/2024 (e)	49	4,029
Royal Bank of Canada, ELN, 19.50%, 2/16/2024 (e)	10	4,081
Royal Bank of Canada, ELN, 20.60%, 2/16/2024 (e)	26	4,033
Royal Bank of Canada, ELN, 25.50%, 3/1/2024 (b)	24	14,549
Royal Bank of Canada, ELN, 9.10%, 2/9/2024 (e)	3	4,254
		30,946
France — 0.0% ^
BNP Paribas, ELN, 22.70%, 2/9/2024 (e)	9	4,134
Japan — 0.5%
Mizuho Markets Cayman LP, ELN, 11.00%, 2/16/2024, (linked to Nasdaq Index) (e)	30	4,149
Mizuho Markets Cayman LP, ELN, 12.40%, 2/23/2024 (e)	11	6,405
Mizuho Markets Cayman LP, ELN, 13.10%, 2/23/2024 (e)	25	6,435
Mizuho Markets Cayman LP, ELN, 26.00%, 2/23/2024, (linked to Nasdaq Index) (e)	26	6,422
Mizuho Markets Cayman LP, ELN, 30.00%, 2/23/2024 (e)	55	5,777
Nomura America Finance LLC, ELN, 14.00%, 2/23/2024 (e)	50	6,275
Nomura America Finance LLC, ELN, 4.30%, 2/23/2024 (e)	75	6,464
		41,927
Switzerland — 0.1%
UBS AG, ELN, 4.80%, 3/1/2024 (e)	138	7,981
United Kingdom — 0.1%
Barclays Bank PLC, ELN, 23.70%, 2/23/2024 (e)	30	6,447
United States — 1.8%
Barclays Bank PLC, ELN, 10.00%, 3/1/2024 (e)	118	6,460
Barclays Bank PLC, ELN, 30.00%, 3/1/2024 (e)	104	5,806
BNP Paribas, ELN, 12.00%, 3/1/2024 (e)	8	6,361
Citigroup Global Markets Holdings, Inc., ELN, 21.60%, 2/9/2024 (e)	83	3,758
Citigroup Global Markets Holdings, Inc., ELN, 21.90%, 2/23/2024, (linked to Nasdaq Global Select Market Index) (e)	55	9,303
Citigroup Global Markets Holdings, Inc., ELN, 31.50%, 2/16/2024, (linked to Nasdaq Global Select Market Index) (e)	15	4,023
Citigroup Global Markets Holdings, Inc., ELN, 7.20%, 2/9/2024 (e)	43	3,573
Goldman Sachs International, ELN, 14.00%, 2/16/2024 (e)	34	3,968
Goldman Sachs International, ELN, 15.60%, 2/9/2024 (e)	36	6,717

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Equity Linked Notes — continued
United States — continued
Goldman Sachs International, ELN, 17.00%, 2/9/2024 (e)	15	5,399
Goldman Sachs International, ELN, 7.70%, 2/16/2024 (e)	54	4,597
Morgan Stanley Finance LLC, ELN, 10.10%, 2/16/2024 (b)	14	4,787
Morgan Stanley Finance LLC, ELN, 17.50%, 3/1/2024 (b)	27	6,419
Morgan Stanley Finance LLC, ELN, 25.90%, 2/16/2024 (b)	68	4,314
Morgan Stanley Finance LLC, ELN, 5.00%, 2/16/2024 (b)	41	3,950
Morgan Stanley Finance LLC, ELN, 6.00%, 2/9/2024 (b)	16	4,596
Morgan Stanley Finance LLC, ELN, 8.00%, 2/23/2024 (b)	17	10,968
Morgan Stanley Finance LLC, ELN, 8.00%, 3/1/2024 (b)	134	6,310
Morgan Stanley Finance LLC, ELN, 9.00%, 2/16/2024 (b)	2	4,606
Morgan Stanley Finance LLC, ELN, 9.20%, 3/1/2024 (b)	17	6,779
Nomura America Finance LLC, ELN, 10.00%, 2/16/2024 (e)	28	5,027
Nomura America Finance LLC, ELN, 10.00%, 3/1/2024 (e)	24	6,914
Nomura America Finance LLC, ELN, 12.40%, 2/9/2024 (e)	169	3,680
Nomura America Finance LLC, ELN, 4.50%, 2/9/2024 (e)	17	3,755
Nomura America Finance LLC, ELN, 5.66%, 2/9/2024 (e)	12	4,002
Societe Genereale, ELN, 19.10%, 3/1/2024, (linked to New York Stock Exchange Index) (e)	121	7,945
Societe Genereale, ELN, 5.30%, 2/23/2024, (linked to Nasdaq Global Select Market Index) (e)	21	5,943
Societe Genereale, ELN, 6.30%, 2/23/2024, (linked to Nasdaq Global Select Market Index) (e)	24	6,781
		156,741
Total Equity Linked Notes (Cost $249,696)		248,176
Asset-Backed Securities — 2.4%
Cayman Islands — 0.6%
AIMCO CLO Series 2015-AA, Class BR2, 7.18%, 10/17/2034 (e) (l)	750	750
Apidos CLO Series 2016-24A, Class A1AL, 6.53%, 10/20/2030 (e) (l)	1,565	1,567
Ares CLO Ltd. Series 2016-39A, Class A1R2, 6.61%, 4/18/2031 (e) (l)	900	900
Bain Capital Credit CLO Series 2020-1A, Class A1, 6.75%, 4/18/2033 (e) (l)	1,450	1,452
Benefit Street Partners CLO Ltd. Series 2019-18A, Class A1R, 6.75%, 10/15/2034 (e) (l)	2,300	2,301
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3RA, Class A1A, 6.63%, 7/27/2031 (e) (l)	641	642
Series 2015-4A, Class A1R, 6.92%, 7/20/2032 (e) (l)	1,400	1,402
Carlyle US CLO Ltd. Series 2018-1A, Class A1, 6.60%, 4/20/2031 (e) (l)	1,729	1,732
CIFC Funding Ltd.
Series 2018-1A, Class A, 6.56%, 4/18/2031 (e) (l)	1,544	1,546
Series 2018-4A, Class A1, 6.73%, 10/17/2031 (e) (l)	2,478	2,479
Dryden CLO Ltd.
Series 2018-64A, Class A, 6.53%, 4/18/2031 (e) (l)	1,366	1,367
Series 2019-68A, Class BR, 7.28%, 7/15/2035 (e) (l)	650	650
Dryden Senior Loan Fund
Series 2013-30A, Class AR, 6.46%, 11/15/2028 (e) (l)	358	358
Series 2013-26A, Class AR, 6.48%, 4/15/2029 (e) (l)	874	874
Series 2015-37A, Class AR, 6.68%, 1/15/2031 (e) (l)	1,270	1,271
Series 2015-41A, Class AR, 6.55%, 4/15/2031 (e) (l)	1,207	1,205
Elmwood CLO Ltd.
Series 2020-1A, Class A, 6.82%, 4/15/2033 (e) (l)	2,700	2,704

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Series 2021-4A, Class B, 7.18%, 10/20/2034 (e) (l)	700	700
Flatiron CLO Ltd. Series 2019-1A, Class AR, 6.73%, 11/16/2034 (e) (l)	380	380
Galaxy CLO Ltd.
Series 2018-27A, Class A, 6.67%, 5/16/2031 (e) (l)	1,204	1,204
Series 2016-22A, Class ARR, 6.78%, 4/16/2034 (e) (l)	1,000	1,000
Goldentree Loan Management US CLO Ltd. Series 2017-2A, Class AR, 6.49%, 11/20/2030 (e) (l)	1,355	1,356
KKR CLO Trust Series 39A, Class B1, 7.28%, 10/15/2034 (e) (l)	1,450	1,452
Madison Park Funding Ltd.
Series 2018-32A, Class A1R, 6.58%, 1/22/2031 (e) (l)	1,200	1,199
Series 2019-34A, Class AR, 6.71%, 4/25/2032 (e) (l)	1,800	1,803
Series 2019-37A, Class AR, 6.65%, 7/15/2033 (e) (l)	1,000	1,001
Magnetite Ltd. Series 2015-15A, Class AR, 6.60%, 7/25/2031 (e) (l)	1,179	1,180
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-31A, Class AR, 6.62%, 4/20/2031 (e) (l)	2,000	2,002
Series 2020-36A, Class A1R, 6.83%, 4/20/2033 (e) (l)	2,300	2,306
Series 2019-34A, Class A1R, 6.56%, 1/20/2035 (e) (l)	2,160	2,154
OCP CLO Ltd.
Series 2020-8RA, Class A1, 6.80%, 1/17/2032 (e) (l)	680	680
Series 2020-18A, Class AR, 6.67%, 7/20/2032 (e) (l)	2,600	2,602
Octagon Investment Partners Ltd. Series 2013-1A, Class A1RR, 6.54%, 7/19/2030 (e) (l)	1,813	1,813
Octagon Investment Partners Ltd. Series 2018-1A, Class A1A, 6.64%, 1/20/2031 (e) (l)	1,151	1,151
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR, 6.81%, 11/18/2031 (e) (l)	930	931
Palmer Square Loan Funding Ltd. Series 2022-4A, Class A2, 7.62%, 7/24/2031 (e) (l)	1,900	1,901
Symphony CLO Ltd.
Series 2018-19A, Class A, 6.54%, 4/16/2031 (e) (l)	1,195	1,196
Series 2018-19A, Class B, 6.93%, 4/16/2031 (e) (l)	1,400	1,396
Series 2014-15A, Class AR3, 6.66%, 1/17/2032 (e) (l)	800	799
Voya CLO Ltd. Series 2016-3A, Class CR, 8.81%, 10/18/2031 (e) (l)	550	513
		53,919
United States — 1.8%
ABFC Trust
Series 2003-OPT1, Class A1A, 6.27%, 4/25/2033 (l)	98	98
Series 2004-OPT3, Class M1, 6.20%, 9/25/2033 (l)	138	137
Series 2004-HE1, Class M1, 6.35%, 3/25/2034 (l)	488	480
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.20%, 1/25/2035 (l)	390	370
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 6.74%, 11/25/2032 (l)	355	365
Series 2004-OP1, Class M2, 7.03%, 4/25/2034 (l)	1,222	1,075
Affirm Asset Securitization Trust
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (e)	1,060	1,034
Series 2023-B, Class A, 6.82%, 9/15/2028 (e)	1,077	1,100
American Credit Acceptance Receivables Trust
Series 2024-1, Class B, 5.60%, 11/12/2027 (e)	700	702
Series 2022-1, Class E, 3.64%, 3/13/2028 (e)	1,473	1,396
Series 2023-2, Class C, 5.96%, 8/13/2029 (e)	950	954
Series 2023-3, Class C, 6.44%, 10/12/2029 (e)	797	807
Series 2024-1, Class C, 5.63%, 1/14/2030 (e)	1,450	1,450

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2024-1, Class D, 5.86%, 5/13/2030 (e)	1,400	1,400
Series 2023-4, Class D, 7.65%, 9/12/2030 (e)	1,400	1,455
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	1,650	1,660
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.61%, 9/25/2032 (l)	94	100
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 7.33%, 4/25/2034 (l)	375	384
Series 2004-HE7, Class M2, 7.03%, 10/25/2034 (l)	301	293
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 6.73%, 12/25/2033 (l)	388	390
Series 2003-1, Class M1, 7.10%, 11/25/2042 (l)	6	10
Series 2004-SD4, Class A1, 6.35%, 8/25/2044 (l)	548	519
Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class A1A2, 6.76%, 1/14/2032 (e) (l)	1,322	1,322
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 4.53%, 6/25/2034 (l)	331	315
Series 2004-D, Class MF2, 6.06%, 9/25/2034 (h)	603	594
Series 2004-D, Class MV2, 6.49%, 9/25/2034 (l)	27	26
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (l)	111	95
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	799
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (h)	518	501
Series 2004-1, Class 2M1, 6.20%, 9/25/2033 (l)	—	—
CHEC Loan Trust Series 2004-1, Class M1, 6.35%, 7/25/2034 (e) (l)	493	478
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 6.50%, 2/25/2035 (l)	127	120
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (h)	22	20
Conn's Receivables Funding LLC
Series 2022-A, Class B, 9.52%, 12/15/2026 (e)	388	389
Series 2023-A, Class B, 10.00%, 1/17/2028 (e)	102	103
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.74%, 4/15/2045 ‡ (e) (l)	279	266
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 6.20%, 6/25/2034 (l)	414	410
Series 2004-3, Class M2, 6.28%, 6/25/2034 (l)	37	36
Series 2004-ECC2, Class M2, 6.43%, 12/25/2034 (l)	23	23
Countrywide Partnership Trust Series 2004-EC1, Class M2, 6.40%, 1/25/2035 (l)	46	48
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (e)	400	404
Series 2022-3A, Class D, 9.00%, 4/18/2033 (e)	1,000	1,019
Series 2023-3A, Class B, 7.09%, 10/17/2033 (e)	311	318
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 (l)	41	39
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 6.50%, 11/25/2034 (l)	23	22
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 6.28%, 3/25/2034 (l)	238	240
CWABS, Inc., Asset-Backed Certificates Series 2004-1, Class M3, 6.43%, 2/25/2034 (l)	2	2
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (e)	963	905
Series 2022-3A, Class C, 7.69%, 7/17/2028 (e)	935	959
Series 2022-1A, Class E, 5.53%, 3/15/2029 (e)	500	481
Series 2023-3A, Class C, 6.40%, 5/15/2029 (e)	900	911

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 6/15/2027 (e)	1,500	1,484
Series 2023-3A, Class C, 6.21%, 6/15/2028	690	697
Series 2021-2A, Class E, 2.90%, 7/17/2028 (e)	2,750	2,585
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	846
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 6.40%, 11/25/2034 (l)	139	119
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 6.28%, 5/25/2034 (l)	295	283
Flagship Credit Auto Trust Series 2019-3, Class E, 3.84%, 12/15/2026 (e)	1,250	1,213
FREED ABS Trust Series 2022-4FP, Class B, 7.58%, 12/18/2029 (e)	1,042	1,045
Fremont Home Loan Trust
Series 2002-1, Class M1, 6.70%, 8/25/2033 (l)	571	587
Series 2004-B, Class M2, 6.40%, 5/25/2034 (l)	276	266
Series 2004-C, Class M1, 6.43%, 8/25/2034 (l)	449	411
Series 2004-D, Class M2, 6.35%, 11/25/2034 (l)	174	166
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class E, 3.20%, 10/16/2028 (e)	900	835
Series 2022-2A, Class E, 5.50%, 6/15/2029 (e)	1,250	1,166
GSAMP Trust
Series 2003-SEA, Class A1, 6.25%, 2/25/2033 (l)	296	286
Series 2003-HE1, Class M1, 6.70%, 6/20/2033 (l)	671	677
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (e)	420	428
Series 2023-2A, Class D, 9.40%, 9/25/2029 (e)	700	738
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 4.81%, 11/25/2034 (l)	244	227
Series 2004-C, Class M2, 4.52%, 3/25/2035 (l)	636	569
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (e)	125	1,396
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (e)	125	1,713
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (e)	200	3,489
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (e)	200	2,602
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (e)	50	914
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (e)	1,200	1,044
Series 2021-2A, Class B, 2.37%, 4/20/2032 (e)	500	429
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 6.47%, 8/25/2033 (l)	13	13
Magnetite Ltd. Series 2023-39A, Class B, 7.53%, 10/25/2033 (e) (l)	1,200	1,200
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 6.43%, 9/25/2034 (l)	554	560
Series 2005-NC1, Class M4, 6.59%, 12/25/2034 (l)	466	465
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 6.43%, 7/25/2034 (l)	62	54
Series 2004-HE2, Class M1, 6.65%, 8/25/2035 (l)	45	44
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 6.47%, 10/25/2033 (l)	207	205
Series 2004-WMC2, Class M1, 6.37%, 7/25/2034 (l)	677	679
Series 2004-WMC2, Class M2, 7.25%, 7/25/2034 (l)	156	140

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-HE6, Class M2, 6.35%, 8/25/2034 (l)	518	488
Series 2004-HE7, Class M2, 6.40%, 8/25/2034 (l)	112	108
Series 2004-HE6, Class M3, 6.43%, 8/25/2034 (l)	343	323
Series 2004-HE8, Class M2, 6.47%, 9/25/2034 (l)	200	199
Series 2004-NC8, Class M3, 6.56%, 9/25/2034 (l)	260	251
Series 2004-HE8, Class M3, 6.58%, 9/25/2034 (l)	352	351
Series 2005-HE1, Class M2, 6.16%, 12/25/2034 (l)	213	197
Series 2005-NC1, Class M3, 6.22%, 1/25/2035 (l)	263	251
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 5.75%, 2/25/2037 (l)	2,725	564
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.38%, 8/25/2034 (l)	86	86
Series 2004-3, Class M2, 6.43%, 11/25/2034 (l)	188	186
Series 2004-4, Class M2, 6.25%, 2/25/2035 (l)	159	160
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 8.23%, 9/25/2033 (l)	735	742
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (e)	2,500	2,119
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (e)	1,250	1,037
OneMain Financial Issuance Trust Series 2023-2A, Class A2, 6.85%, 9/15/2036 (e) (l)	2,396	2,407
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (e)	1,000	1,006
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 6.09%, 8/25/2033 (l)	236	230
Series 2003-5, Class M2, 7.78%, 8/25/2033 (l)	4	7
Option One Mortgage Loan Trust Series 2004-3, Class M2, 6.31%, 11/25/2034 (l)	302	293
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (e)	1,500	1,254
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 7.18%, 10/25/2034 (l)	1,910	1,700
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (e) (h)	3,333	2,929
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (e) (h)	6,250	5,793
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (e) (l)	5,000	4,779
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (e) (h)	5,000	4,492
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (e)	6,080	5,369
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (e)	1,250	1,194
PRPM LLC
Series 2021-1, Class A2, 6.72%, 1/25/2026 (e) (l)	5,016	4,925
Series 2021-2, Class A1, 2.12%, 3/25/2026 (e) (l)	2,817	2,796
Series 2021-3, Class A2, 3.72%, 4/25/2026 (e) (h)	5,500	5,468
Series 2021-5, Class A2, 3.72%, 6/25/2026 (e) (h)	4,000	3,829
Series 2021-6, Class A2, 3.47%, 7/25/2026 (e) (h)	3,447	3,340
Series 2021-7, Class A2, 3.67%, 8/25/2026 (e) (h)	5,030	4,894
Series 2021-8, Class A2, 3.60%, 9/25/2026 (e) (l)	5,000	4,805
Series 2021-10, Class A2, 4.83%, 10/25/2026 (e) (h)	9,000	8,813
Series 2021-11, Class A1, 2.49%, 11/25/2026 (e) (h)	3,367	3,319
Series 2021-11, Class A2, 4.58%, 11/25/2026 (e) (h)	5,269	5,107
RAMP Trust Series 2002-RS2, Class AI5, 4.81%, 3/25/2032 (l)	150	147
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.95%, 12/25/2032 (l)	277	253

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2003-1, Class M1, 6.95%, 6/25/2033 (l)	155	142
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	581	505
Series 2003-4, Class M1, 6.73%, 3/25/2034 (l)	1,058	938
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (e)	292	292
Series 2022-C, Class C, 6.99%, 12/15/2032 (e)	253	254
Series 2022-C, Class D, 8.20%, 12/15/2032 (e)	233	235
Series 2022-C, Class E, 11.37%, 12/15/2032 (e)	126	128
Santander Drive Auto Receivables Trust
Series 2024-1, Class B, 5.23%, 12/15/2028	300	302
Series 2024-1, Class C, 5.45%, 3/15/2030	160	161
Series 2022-6, Class D, 5.69%, 2/18/2031	5,100	5,114
Series 2023-6, Class C, 6.40%, 3/17/2031	502	522
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 4.89%, 8/25/2034 (l)	429	427
Saxon Asset Securities Trust Series 2004-2, Class MV2, 3.68%, 8/25/2035 (l)	99	101
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,308	1,311
Series 2023-10B, Class 1, 5.69%, 9/10/2033	550	570
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 6.13%, 1/25/2035 (l)	333	295
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (e) (h)	500	442
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	648	280
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (e)	441	444
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 19.04%, 4/20/2030 ‡ (e) (l)	1,217	1,234
Series 2022-PT4, Class A, 18.57%, 5/20/2030 (e) (l)	2,238	2,238
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (e)	1,200	1,110
Series 2022-1, Class C, 5.71%, 3/20/2032 (e)	1,200	1,069
Series 2022-4, Class A, 5.98%, 8/20/2032 (e)	255	255
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (e) (l)	290	260
Series 2004-2, Class M1, 6.35%, 10/25/2034 (l)	138	138
Series 2004-2, Class M8A, 9.95%, 10/25/2034 (e) (l)	290	281
		161,858
Total Asset-Backed Securities (Cost $219,635)		215,777
Loan Assignments — 1.8% (d) (n)
France — 0.0% ^
Banijay Entertainment, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 3/1/2028	384	384
Numericable U.S. LLC, 1st Lien Term Loan B-14 (3-MONTH CME TERM SOFR + 5.50%), 10.81%, 8/15/2028	204	184
		568
Germany — 0.0% ^
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (6-MONTH SOFR + 3.50%), 9.08%, 7/30/2027	345	345
Ireland — 0.0% ^
Flutter Entertainment plc, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.90%, 7/22/2028	172	172

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Luxembourg — 0.1%
Formula One Group, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.60%, 1/15/2030	825	824
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.86%, 7/3/2028	330	330
Ineos US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.96%, 2/18/2030	522	515
Nestle Skin Health SA, Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.95%, 10/1/2026 (o)	6,854	6,853
		8,522
Netherlands — 0.0% ^
CommScope, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 4/6/2026	838	731
United States — 1.7%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.33%, 4/20/2028	3,315	3,391
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.72%, 4/10/2028	2,384	2,385
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 7/31/2026	301	302
Ahead DB Holdings LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.20%, 10/18/2027	496	492
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 8/24/2028	420	420
Albany Molecular Research, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.16%, 8/30/2026	307	281
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.93%, 10/8/2027	784	782
Alliant Holdings Intermediate LLC, 1st Lien Term Loan B-6 (3-MONTH SOFR + 3.50%), 8.83%, 11/6/2030 (o)	224	225
Allied Universal Holdco LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 5/12/2028	507	501
(1-MONTH CME TERM SOFR + 4.75%), 10.08%, 5/12/2028	145	144
Altice Financing SA, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.00%), 10.31%, 10/28/2027	378	376
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR+ 3-MONTH CME TERM SOFR + 3.50%), 8.94%, 12/13/2029	731	731
Ancestry.com, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 12/6/2027	387	377
API Group DE, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 10/1/2026	487	487
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	3,632	3,627
Asplundh Tree Expert LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.21%, 9/7/2027	247	247
Astoria Energy LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.97%, 12/10/2027	186	186
Asurion LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 7/31/2027	342	337
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 9.68%, 8/19/2028	560	553
Asurion LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 5.25%), 10.70%, 1/31/2028	325	311
Asurion LLC, Term Loan B-10 (1-MONTH CME TERM SOFR + 4.00%), 9.43%, 8/19/2028	335	330
AthenaHealth, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.58%, 2/15/2029	497	490
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 11/8/2027	281	281
AZZ, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 5/13/2029	348	348
B&G Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 10/10/2026	375	373
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 10.69%, 2/1/2027	564	443
Birkenstock, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.89%, 4/28/2028	256	256
Brookfield WEC Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.22%, 8/1/2025	623	619
Brooks Automation, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.95%, 2/1/2029	1,007	1,004
Brooks Automation, 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	169	167
Buckeye Partners LP, 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.25%), 7.68%, 11/1/2026	237	236
Buckeye Partners, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 11/22/2030 (o)	300	300
BWAY Intermediate Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.35%, 8/14/2026	545	545
Cabinetworks, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.86%, 5/17/2028	3,072	2,649
Caesars Entertainment, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.66%, 2/6/2030	687	686
Caliber Collision, 1st Lien Term Loan B (3-MONTH SOFR + 3.75%), 3.75%, 1/30/2031 (o)	280	280

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Calpine Construction Finance Co. LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.61%, 7/31/2030	413	411
Camelot Finance LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.47%, 10/30/2026	806	804
Carnival Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.34%, 8/9/2027	596	596
Carroll County Energy LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.95%, 2/13/2026	262	257
CenturyLink, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 3/15/2027	276	194
Chamberlain Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/3/2028	545	538
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH SOFR + 2.00%), 7.33%, 12/7/2030 (o)	1,350	1,328
Ciena Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 7.34%, 10/24/2030	521	522
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 11/22/2028	343	338
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.93%, 12/18/2026 (p)	1,782	1,678
Clarios Global LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 5/6/2030	429	429
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 9.07%, 8/21/2026	3,032	2,996
Coherent Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 7/2/2029 (o)	496	493
Conair Holdings LLC, 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.20%, 5/17/2028 (o)	1,982	1,925
(3-MONTH CME TERM SOFR + 3.00%), 3.25%, 1/17/2031 (o)	100	99
Conservice, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.71%, 5/13/2027	560	561
Consilio, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 5/12/2028	518	515
CPM Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.85%, 9/28/2028	331	331
Creative Artists Agency LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.83%, 11/27/2028	448	448
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.83%, 1/18/2028	1,468	1,432
DaVita, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.20%, 8/12/2026	618	616
DexKo Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.36%, 10/4/2028	4,005	3,978
DigiCert, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.00%), 9.33%, 10/16/2026	222	220
(1-MONTH CME TERM SOFR + 7.00%), 12.33%, 2/19/2029	145	132
DirectV Financing LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.65%, 8/2/2027	2,419	2,416
Duff & Phelps Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.10%, 4/9/2027	363	356
DuPont Performance, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.50%), 7.85%, 12/20/2029	469	469
E.W. Scripps Co., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/7/2028	479	474
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 7.20%, 8/1/2027	513	502
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.31%, 5/31/2030	594	594
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 14.50%, 3/27/2028	197	135
Ensemble RCM LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.23%, 8/3/2026	256	255
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR+ 3-MONTH CME TERM SOFR + 2.50%), 7.85%, 7/6/2029 (o)	448	447
EPIC Crude Services LP, 1st Lien Term Loan B (3-MONTH SOFR + 5.00%), 10.93%, 3/2/2026 (o)	5,357	5,353
Exelon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 8.15%, 12/15/2027	422	421
FGI Operating Co. LLC, 1st Lien Term Loan (3-MONTH SOFR + 11.00%), 12.00%, 5/16/2024 ‡ (i)	146	16
First Student Bidco, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.61%, 7/21/2028	2,003	1,976
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.61%, 7/21/2028	607	599
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.45%, 7/21/2028	4,245	4,232
Garda World Security Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.72%, 10/30/2026	400	400
Garda World Security, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 9.62%, 2/1/2029	245	245
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/31/2027	171	171
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.33%, 11/16/2029	173	173
Gemini HDPE LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.57%, 12/31/2027	416	413
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 7.45%, 12/30/2026	545	544

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.00%), 9.45%, 12/1/2027	3,059	3,060
Getty Images, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.95%, 2/19/2026	365	364
Go Daddy Group, Inc.,1st Lien Term Loan B-5 (1-MONTH CME TERM SOFR + 2.50%), 7.34%, 11/9/2029	594	594
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 8/4/2027	229	229
Gray Television, Inc., 1st Lien Term Loan D (1-MONTH CME TERM SOFR + 3.00%), 8.47%, 12/1/2028	210	208
Gray Television, Inc., 1st Lien Term Loan E (1-MONTH CME TERM SOFR + 2.50%), 7.97%, 1/2/2026	362	361
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.75%, 1/24/2029	441	441
GTCR W Merger Sub LLC, 1st Lien Term Loan B (3-MONTH SOFR + 3.00%), 3.50%, 9/20/2030 (o)	390	390
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 3/10/2028	603	595
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.45%, 12/15/2026	470	467
Hertz Corp. (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/30/2028	449	444
Hertz Corp. (The), 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/30/2028	87	86
Holley, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 11/17/2028	449	434
Hub International Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 9.59%, 6/20/2030	506	506
ICON, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.86%, 7/3/2028	82	82
iHeartCommunications, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 5/1/2026	2,987	2,613
iHeartCommunications, Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 5/1/2026	150	130
INEOS Enterprises, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 9.24%, 7/8/2030	524	522
Ingram Micro, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.61%, 6/30/2028	272	271
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.72%, 5/4/2028	1,047	1,048
Interior Logic Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 4/3/2028	327	294
Intrado Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.83%, 1/31/2030	348	348
ION Corp., 1st Lien Term Loan B
(3-MONTH CME TERM SOFR + 3.75%), 9.25%, 3/11/2028	380	375
(3-MONTH SOFR + 3.75%), 9.07%, 7/18/2030 (o)	195	194
Iridium Communications, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 9/20/2030	585	583
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.97%, 5/5/2028	508	507
KBR, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 8.08%, 1/17/2031	473	471
KDC US Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.33%, 8/15/2028	620	617
LABL, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.43%, 10/29/2028	3,050	2,891
LegalShield, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 12/15/2028	324	322
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 3/9/2028	516	510
Live Nation Entertainment, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 7.19%, 10/19/2026	407	407
Madison IAQ LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/21/2028	3,615	3,584
MED ParentCo, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 9.70%, 8/31/2026	402	396
Medallion Midland Acquisition LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 8.86%, 10/18/2028	615	616
Medline Borrower LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 10/23/2028	2,217	2,212
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	433	423
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 12/18/2027	297	296
Mirion Technologies, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 8.36%, 10/20/2028	409	409
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 11.50%, 6/30/2026 ‡	2,563	2,563
Moran Foods LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 2.00%), 12.70%, 6/30/2026 ‡	4,561	3,750
(3-MONTH CME TERM SOFR + 2.00%), 12.70%, 6/30/2026 ‡	1,839	1,159
NCR Atleos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.75%), 10.16%, 3/27/2029	370	369
Netsmart Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 10/1/2027	443	443
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.95%, 9/18/2026	454	453

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
NGL Energy Operating LP, 1st Lien Term Loan B (3-MONTH SOFR + 4.50%), 4.50%, 2/3/2031 (o)	435	434
Nielsen Holdings plc, Term Loan B-3 (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 3/6/2028	378	366
NorthRiver Midstream, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.33%, 8/16/2030	622	621
Nuvei Technologies Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%; 1-MONTH CME TERM SOFR + 5.46%), 8.42%, 12/19/2030 (o)	310	310
Option Care Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 10/27/2028	598	598
Osmose Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 6/23/2028	729	725
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 9/24/2028	307	307
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.72%, 11/15/2028 (o)	1,960	1,954
Pathway Vet Alliance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 9.20%, 3/31/2027	302	260
PCI Pharma, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.50%), 9.11%, 11/30/2027 (o)	516	514
Petco Health & Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 3/3/2028	3,633	3,406
PetSmart LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/11/2028 (o)	529	526
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/21/2028	756	756
PQ Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.91%, 6/9/2028	477	476
Prime Security Services Borrower LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.83%, 10/13/2030	565	565
PrimeSource, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.84%, 12/28/2027	1,405	1,363
Project Boost Purchaser LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 6/1/2026	464	463
Proofpoint, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 8/31/2028	421	418
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.71%, 2/1/2029	255	200
Quikrete Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.20%, 3/19/2029	490	490
Radiology Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 10.18%, 7/9/2025	547	485
RealPage, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 4/24/2028	278	272
Restaurant Brands International, Inc., 1st Lien Term Loan B-5 (3-MONTH SOFR + 2.25%), 7.61%, 9/20/2030	400	398
Reynolds Group Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 2/5/2026	249	250
Ring Container Technologies LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 8/12/2028	421	421
Shearer's Foods LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 9/23/2027	319	319
Shutterfly LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.00%), 11.33%, 10/1/2027 ‡	51	51
Shutterfly LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 5.00%), 10.35%, 10/1/2027	3,162	2,326
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.56%, 1/15/2027	212	212
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.93%, 4/5/2029	2,062	2,060
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/2/2028	428	425
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 7.20%, 4/16/2025	7	7
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 1.75%), 7.20%, 4/16/2025	7	7
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 2/10/2029	522	519
Staples, Inc., 1st Lien Term Loan (3-MONTH SOFR + 5.00%), 10.47%, 4/16/2026	970	915
Star Merger Sub, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 8.19%, 2/6/2026	505	505
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 10.11%, 12/4/2026	312	310
Summit Materials LLC, 1st Lien Term Loan B (3-MONTH SOFR + 2.50%), 7.83%, 1/12/2029	335	336
Sundyne, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.70%, 3/17/2027	599	599
Surgery Center Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 3.50%), 8.83%, 12/19/2030 (o)	320	320
Synaptics, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 7.87%, 12/2/2028	457	454
Syneos Health,Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.35%, 9/27/2030	1,950	1,903
Tekni-Plex, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 9.61%, 9/15/2028	466	464
ThoughtWorks, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.95%, 3/24/2028	150	151
Topgolf Callaway, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.93%, 3/15/2030 (o)	239	239
Traeger Grills, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 6/29/2028	311	285

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Trans Union LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 2.25%), 7.70%, 12/1/2028	311	310
TransDigm Group, Inc., 1st Lien Term Loan H (3-MONTH CME TERM SOFR + 3.25%), 8.60%, 2/22/2027	247	248
TransDigm Group, Inc., 1st Lien Term Loan I (3-MONTH CME TERM SOFR + 3.25%), 8.60%, 8/24/2028	297	297
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.86%, 3/31/2028	2,386	2,345
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.70%, 1/24/2029	310	293
Truck Hero, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 8.95%, 1/31/2028	284	279
UFC Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 8.34%, 4/29/2026	285	285
Ultimate Software Group, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.25%), 8.68%, 5/4/2026	711	710
(3-MONTH CME TERM SOFR + 3.75%), 9.16%, 5/4/2026	123	123
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.77%, 6/21/2027	420	432
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 10/22/2025	296	295
Univision Communications, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.70%, 3/15/2026	623	622
US Renal Care, 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 2-MONTH SOFR + 5.00%), 10.47%, 6/20/2028	3,327	2,671
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 8.35%, 11/22/2029	528	527
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.45%, 1/20/2028	274	274
Venator Materials Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 10.00%), 15.31%, 1/16/2026	93	73
(3-MONTH CME TERM SOFR + 2.00%), 7.33%, 10/12/2028	257	256
(3-MONTH SOFR + 10.00%), 15.43%, 10/12/2028	8	8
Vertex Aerospace Services Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.68%, 12/6/2028	466	466
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.97%, 3/2/2027	502	502
Virtusa Corp., 1st Lien Term Loan B
(1-MONTH CME TERM SOFR + 3.75%), 9.20%, 2/11/2028	340	339
(1-MONTH CME TERM SOFR + 3.75%), 9.18%, 2/15/2029	179	179
VT Topco, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 8/9/2030	620	622
W. R. Grace, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 9.36%, 9/22/2028	294	294
Whataburger, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.47%, 8/3/2028	538	537
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH SOFR + 4.50%), 14.46%, 2/10/2028	77	82
Wheel Pros, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 10.09%, 5/11/2028	364	275
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.75%), 8.13%, 2/15/2030	561	561
WMG Acquisition Corp., 1st Lien Term Loan G (1-MONTH CME TERM SOFR + 2.13%), 7.60%, 1/20/2028	534	533
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 7.45%, 1/24/2027	229	229
		146,883
Total Loan Assignments (Cost $161,041)		157,221
Foreign Government Securities — 1.3%
Angola — 0.1%
Republic of Angola
9.50%, 11/12/2025 (b)	970	952
8.25%, 5/9/2028 (b)	300	270
8.00%, 11/26/2029 (e)	1,550	1,345
8.00%, 11/26/2029 (b)	780	677
9.13%, 11/26/2049 (b)	840	662
		3,906

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Argentina — 0.1%
Argentine Republic
1.00%, 7/9/2029	885	356
3.62%, 7/9/2035 (h)	5,116	1,711
4.25%, 1/9/2038 (h)	1,486	571
3.50%, 7/9/2041 (h)	3,395	1,127
3.62%, 7/9/2046 (h)	5,160	1,749
		5,514
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026 (b)	770	778
7.00%, 10/12/2028 (b)	1,400	1,433
6.75%, 9/20/2029 (b)	200	201
5.45%, 9/16/2032 (e)	481	434
6.00%, 9/19/2044 (b)	1,500	1,196
7.50%, 9/20/2047 (b)	970	891
		4,933
Brazil — 0.1%
Federative Republic of Brazil
4.50%, 5/30/2029	1,430	1,368
8.25%, 1/20/2034	785	897
5.63%, 1/7/2041	950	856
5.00%, 1/27/2045	1,230	973
7.13%, 5/13/2054	1,155	1,154
		5,248
Colombia — 0.1%
Republic of Colombia
3.88%, 4/25/2027	990	937
4.50%, 3/15/2029	600	552
8.00%, 4/20/2033 (a)	950	1,007
7.50%, 2/2/2034	593	605
7.38%, 9/18/2037	1,000	994
6.13%, 1/18/2041	950	824
5.00%, 6/15/2045	1,370	997
5.20%, 5/15/2049	420	309
4.13%, 5/15/2051	1,000	625
8.75%, 11/14/2053	1,002	1,090
		7,940
Costa Rica — 0.1%
Republic of Costa Rica
6.55%, 4/3/2034 (e)	1,490	1,524
7.00%, 4/4/2044 (b)	1,100	1,114
7.30%, 11/13/2054 (e)	819	856
		3,494
Dominican Republic — 0.1%
Dominican Republic Government Bond

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Dominican Republic—continued
6.88%, 1/29/2026 (b)	1,200	1,218
5.95%, 1/25/2027 (b)	1,420	1,421
4.50%, 1/30/2030 (e)	790	720
7.05%, 2/3/2031 (e)	1,330	1,382
4.88%, 9/23/2032 (e)	1,090	973
7.45%, 4/30/2044 (b)	1,580	1,647
6.85%, 1/27/2045 (b)	500	489
6.50%, 2/15/2048 (b)	1,950	1,841
5.88%, 1/30/2060 (e)	880	746
		10,437
Ecuador — 0.0% ^
Republic of Ecuador
6.00%, 7/31/2030 (b) (h)	4,410	2,315
3.50%, 7/31/2035 (b) (h)	2,240	908
		3,223
Egypt — 0.1%
Arab Republic of Egypt
5.75%, 5/29/2024 (b)	1,720	1,690
3.88%, 2/16/2026 (e)	665	538
3.88%, 2/16/2026 (b)	600	485
7.50%, 1/31/2027 (b)	2,670	2,184
7.60%, 3/1/2029 (b)	800	588
5.88%, 2/16/2031 (e)	482	314
7.05%, 1/15/2032 (e)	880	589
7.63%, 5/29/2032 (e)	750	508
8.70%, 3/1/2049 (e)	1,520	942
8.88%, 5/29/2050 (b)	250	157
8.15%, 11/20/2059 (e)	1,050	635
		8,630
El Salvador — 0.0% ^
Republic of El Salvador
5.88%, 1/30/2025 (b)	405	384
6.38%, 1/18/2027 (b)	1,175	1,043
8.63%, 2/28/2029 (b)	250	225
7.12%, 1/20/2050 (b)	1,437	1,024
		2,676
Gabon — 0.0% ^
Gabonese Republic 6.95%, 6/16/2025 (b)	1,050	1,006
Ghana — 0.0% ^
Republic of Ghana 10.75%, 10/14/2030 (b) (i)	520	335

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (b)	250	240
6.13%, 6/1/2050 (e)	720	654
		894
Honduras — 0.0% ^
Republic of Honduras 6.25%, 1/19/2027 (b)	600	569
Iraq — 0.0% ^
Republic of Iraq 5.80%, 1/15/2028 (b)	1,837	1,711
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (b) (h)	698	671
6.13%, 6/15/2033 (b)	3,830	3,437
8.25%, 1/30/2037 (e)	532	533
		4,641
Jordan — 0.0% ^
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (b)	400	358
5.85%, 7/7/2030 (e)	1,810	1,619
		1,977
Kenya — 0.0% ^
Republic of Kenya
6.88%, 6/24/2024 (b)	2,413	2,342
7.00%, 5/22/2027 (b)	400	367
6.30%, 1/23/2034 (e)	483	375
		3,084
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (b) (i)	625	36
6.85%, 3/23/2027 (b) (i)	2,639	150
6.65%, 11/3/2028 (b) (i)	3,415	195
		381
Mongolia — 0.0% ^
State of Mongolia
5.13%, 4/7/2026 (b)	200	192
3.50%, 7/7/2027 (b)	200	178
8.65%, 1/19/2028 (e)	340	356
8.65%, 1/19/2028 (b)	400	418
4.45%, 7/7/2031 (b)	1,000	840
		1,984
Morocco — 0.0% ^
Kingdom of Morocco
3.00%, 12/15/2032 (e)	690	556

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Morocco—continued
6.50%, 9/8/2033 (e)	426	440
4.00%, 12/15/2050 (e)	650	443
		1,439
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (b)	400	394
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (b)	1,000	983
6.50%, 11/28/2027 (e)	1,220	1,105
6.50%, 11/28/2027 (b)	2,020	1,829
8.75%, 1/21/2031 (b)	780	722
7.88%, 2/16/2032 (b)	1,510	1,310
7.63%, 11/28/2047 (b)	600	455
7.63%, 11/28/2047 (e)	1,290	979
		7,383
Oman — 0.0% ^
Sultanate of Oman Government Bond
6.50%, 3/8/2047 (b)	340	335
6.75%, 1/17/2048 (b)	1,170	1,179
7.00%, 1/25/2051 (b)	1,600	1,648
7.00%, 1/25/2051 (e)	301	310
		3,472
Pakistan — 0.0% ^
Islamic Republic of Pakistan
8.25%, 4/15/2024 (b)	1,430	1,398
8.25%, 9/30/2025 (b)	550	476
6.00%, 4/8/2026 (b)	450	347
6.88%, 12/5/2027 (b)	400	287
7.38%, 4/8/2031 (e)	554	357
8.88%, 4/8/2051 (b)	767	474
		3,339
Paraguay — 0.0% ^
Republic of Paraguay
4.70%, 3/27/2027 (b)	400	392
6.10%, 8/11/2044 (b)	1,730	1,647
5.60%, 3/13/2048 (b)	350	312
5.40%, 3/30/2050 (e)	950	818
		3,169
Senegal — 0.0% ^
Republic of Senegal
6.25%, 5/23/2033 (b)	1,000	862
6.75%, 3/13/2048 (b)	650	484
6.75%, 3/13/2048 (e)	460	343
		1,689

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa — 0.1%
Republic of South Africa
4.88%, 4/14/2026	220	214
4.30%, 10/12/2028	2,380	2,179
6.25%, 3/8/2041	2,500	2,117
5.00%, 10/12/2046	700	485
5.75%, 9/30/2049	1,550	1,149
7.30%, 4/20/2052	600	530
		6,674
Sri Lanka — 0.0% ^
Democratic Socialist Republic of Sri Lanka 6.20%, 5/11/2027 (b) (i)	200	102
Trinidad And Tobago — 0.0% ^
Republic of Trinidad and Tobago 5.95%, 1/14/2031 (e)	380	385
Turkey — 0.2%
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (e)	1,546	1,631
Republic of Turkey
9.88%, 1/15/2028	4,376	4,757
5.13%, 2/17/2028	940	874
9.38%, 3/14/2029	1,500	1,612
5.25%, 3/13/2030	1,050	929
9.13%, 7/13/2030	900	958
9.38%, 1/19/2033	1,618	1,756
6.00%, 1/14/2041	1,040	826
4.88%, 4/16/2043	1,120	756
Turkiye Ihracat Kredi Bankasi A/S
9.38%, 1/31/2026 (e)	617	643
9.00%, 1/28/2027 (e)	312	324
		15,066
Venezuela, Bolivarian Republic of — 0.0% ^
Bolivarian Republic of Venezuela
9.25%, 5/7/2028 (b) (i)	400	65
11.95%, 8/5/2031 (b) (i)	2,623	468
		533
Zambia — 0.0% ^
Republic of Zambia
8.50%, 4/14/2024 (b) (i)	2,490	1,569
8.97%, 7/30/2027 (b) (i)	800	499
		2,068
Total Foreign Government Securities (Cost $135,069)		118,296
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Bonds
3.63%, 2/15/2053	400	359
3.63%, 5/15/2053	400	360

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
United States — continued
U.S. Treasury Notes
4.13%, 1/31/2025 (q)	84,843	84,346
4.63%, 11/15/2026	400	406
3.50%, 2/15/2033	800	773
3.38%, 5/15/2033	1,100	1,051
Total U.S. Treasury Obligations (Cost $87,366)		87,295
Convertible Bonds — 0.6%
Australia — 0.0% ^
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026 (b)	AUD1,200	781
Belgium — 0.0% ^
Groupe Bruxelles Lambert NV 2.13%, 11/29/2025 (b)	EUR300	315
Canada — 0.0% ^
Shopify, Inc. 0.13%, 11/1/2025	817	780
China — 0.0% ^
Meituan Zero Coupon, 4/27/2028 (b)	800	692
Pharmaron Beijing Co. Ltd. Zero Coupon, 6/18/2026 (b)	600	578
Xiaomi Best Time International Ltd. Zero Coupon, 12/17/2027 (b)	300	268
		1,538
France — 0.1%
Accor SA 0.70%, 12/7/2027 (b)	EUR279 (r)	303
Safran SA Series SAF, Zero Coupon, 4/1/2028 (b)	EUR325 (r)	374
Selena SARL Series PUM, Zero Coupon, 6/25/2025 (b)	EUR600	608
Ubisoft Entertainment SA Series UBI, Zero Coupon, 9/24/2024 (b)	EUR561 (r)	587
Worldline SA Zero Coupon, 7/30/2026 (b)	EUR914 (r)	858
		2,730
Germany — 0.0% ^
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027 (b)	EUR1,000	978
TUI AG 5.00%, 4/16/2028 (b)	EUR200	213
Zalando SE Series B, 0.63%, 8/6/2027 (b)	EUR600	551
		1,742
Israel — 0.0% ^
Wix.com Ltd. Zero Coupon, 8/15/2025	1,275	1,167
Luxembourg — 0.0% ^
Lagfin SCA 3.50%, 6/8/2028 (b)	EUR200	209
Mexico — 0.0% ^
Fomento Economico Mexicano SAB de CV 2.63%, 2/24/2026 (b)	EUR300	323
New Zealand — 0.0% ^
Xero Investments Ltd. Zero Coupon, 12/2/2025 (b)	914	830
Singapore — 0.0% ^
Sea Ltd. 0.25%, 9/15/2026	867	729
South Africa — 0.0% ^
Sasol Financing USA LLC 4.50%, 11/8/2027 (b)	400	359

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
South Korea — 0.0% ^
Delivery Hero SE Series A, 1.00%, 4/30/2026 (b)	EUR300	272
LG Chem Ltd. 1.25%, 7/18/2028 (b)	400	379
		651
Spain — 0.0% ^
Cellnex Telecom SA 0.75%, 11/20/2031 (b)	EUR800	730
Switzerland — 0.0% ^
Dufry One BV 0.75%, 3/30/2026 (b)	CHF600	657
United Arab Emirates — 0.0% ^
Abu Dhabi National Oil Co. 0.70%, 6/4/2024 (b)	1,600	1,568
United Kingdom — 0.1%
Barclays Bank plc Series VUN, Zero Coupon, 2/18/2025	508	564
Cornwall Jersey Ltd. 0.75%, 4/16/2026 (b)	GBP500	378
International Consolidated Airlines Group SA Series IAG, 1.13%, 5/18/2028 (b)	EUR200	192
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028 (b)	EUR400	329
Ocado Group plc 0.75%, 1/18/2027 (b)	GBP300	292
Shaftesbury Capital plc REIT, 2.00%, 3/30/2026	GBP500	588
Trainline plc 1.00%, 1/14/2026 (b)	GBP400	459
WH Smith plc 1.63%, 5/7/2026 (b)	GBP500	568
		3,370
United States — 0.4%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026	915	725
Airbnb, Inc. Zero Coupon, 3/15/2026	857	778
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	339	301
American Water Capital Corp. 3.63%, 6/15/2026 (e)	409	402
BILL Holdings, Inc. Zero Coupon, 4/1/2027	691	579
Block, Inc. 0.25%, 11/1/2027	1,000	816
CenterPoint Energy, Inc. 4.25%, 8/15/2026 (e)	330	329
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	528	453
Chegg, Inc. Zero Coupon, 9/1/2026	712	592
Citigroup Global Markets Holdings, Inc. Series 1299, Zero Coupon, 2/26/2026 (b)	HKD4,000	471
Cloudflare, Inc. Zero Coupon, 8/15/2026	766	683
Coinbase Global, Inc. 0.50%, 6/1/2026	429	372
Confluent, Inc. Zero Coupon, 1/15/2027	1,043	866
DISH Network Corp.
2.38%, 3/15/2024	3,935	3,844
3.38%, 8/15/2026	4,533	2,629
Dropbox, Inc. Zero Coupon, 3/1/2026	687	694
Enphase Energy, Inc. Zero Coupon, 3/1/2026	694	619
Etsy, Inc. 0.25%, 6/15/2028	688	541
Euronet Worldwide, Inc. 0.75%, 3/15/2049	561	532
Expedia Group, Inc. Zero Coupon, 2/15/2026	676	636
Gulfport Energy Corp. 10.00% (Cash), 3/8/2024 ‡ * (f) (g) (k)	—	2,892
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	330	282
Liberty Interactive LLC 3.75%, 2/15/2030	320	98
Lyft, Inc. 1.50%, 5/15/2025	320	303

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Match Group Financeco 2, Inc. 0.88%, 6/15/2026 (e)	1,250	1,140
New Mountain Finance Corp. 7.50%, 10/15/2025	221	225
Okta, Inc. 0.13%, 9/1/2025	671	616
QIAGEN NV Series QGEN, Zero Coupon, 12/17/2027 (b)	800	737
Repay Holdings Corp. Zero Coupon, 2/1/2026 (e)	636	538
RingCentral, Inc.
Zero Coupon, 3/1/2025	774	727
Zero Coupon, 3/15/2026	820	716
Schneider Electric SE Series SUFP, 1.97%, 11/27/2030 (b)	EUR600	701
Shift4 Payments, Inc. 0.50%, 8/1/2027	337	312
Snap, Inc. Zero Coupon, 5/1/2027	1,092	878
SolarEdge Technologies, Inc. Zero Coupon, 9/15/2025	495	445
Southern Co. (The) 3.88%, 12/15/2025 (e)	322	321
Spotify USA, Inc. Zero Coupon, 3/15/2026	1,154	1,031
Teladoc Health, Inc. 1.25%, 6/1/2027	919	771
TripAdvisor, Inc. 0.25%, 4/1/2026	465	409
Uber Technologies, Inc. Zero Coupon, 12/15/2025	887	918
Unity Software, Inc. Zero Coupon, 11/15/2026	384	319
		31,241
Total Convertible Bonds (Cost $51,185)		49,720
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series J, 7.38%, 7/15/2028 ($25 par value) (s)	76	2,069
Goodman Networks, Inc. ‡ *	64	—
Morgan Stanley,
Series I, 6.38%, 10/15/2024 ($25 par value) (s)	72	1,800
Series K, 5.85%, 4/15/2027 ($25 par value) (s)	295	7,290
Series P, 6.50%, 10/15/2027 ($25 par value) (s)	167	4,454
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	1,355
SCE Trust VI 5.00%, 3/7/2024 ($25 par value) (s)	387	7,728
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	122	2,867
State Street Corp. Series G, 5.35%, 3/15/2026 ($25 par value) (s)	43	1,043
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (s)	21	443
Wells Fargo & Co.,
Series Y, 5.63%, 3/15/2024 ($25 par value) (s)	78	1,915
Series Z, 4.75%, 3/15/2025 ($25 par value) (s)	707	14,691
Total Preferred Stocks (Cost $50,300)		45,655

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	13	673
Bank of America Corp. Series L, 7.25%, ($1,000 par value) (s)	2	1,969
Claire's Stores, Inc. ‡ *	4	7,225
NextEra Energy, Inc. 6.93%, 9/1/2025 ($49 par value)	26	980
Wells Fargo & Co. Series L, 7.50% ($1,000 par value) (s)	1	1,326
Total Convertible Preferred Stocks (Cost $5,939)		12,173
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FHLMC UMBS, 30 Year Pool # SD8238, 4.50%, 8/1/2052	95	92
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	211	201
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	540	437
Pool # MA4465, 2.00%, 11/1/2051	48	39
Pool # MA4548, 2.50%, 2/1/2052	18	15
Pool # MA4563, 2.50%, 3/1/2052	54	45
Pool # MA4564, 3.00%, 3/1/2052	16	14
Pool # MA4733, 4.50%, 9/1/2052	92	89
Total Mortgage-Backed Securities (Cost $1,075)		932
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Spain — 0.0% ^
ACS Actividades de Construccion y Servicios SA, expiring 2/2/2024*	68	31
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	487	689
Total Rights (Cost $34)		720
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	654
United States — 0.0% ^
Cineworld Group plc expiring 12/23/2025, price 4,149.00 GBP *	17	—
Total Warrants (Cost $1)		654

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — 4.1%
Certificates of Deposits — 0.0% ^
BNP Paribas SA, 5.34%, 10/8/2024	353	353
Sumitomo Mitsui Banking Corp., (SOFR + 0.70%), 6.01%, 6/6/2024 (d)	922	924
Total Certificates of Deposits (Cost $1,275)		1,277
Commercial Paper — 0.2%
Banco Santander SA, 5.86%, 3/1/2024 (t)	600	597
Bank of Montreal, 5.95%, 9/4/2024 (t)	350	339
Bell Canada (The), 5.80%, 4/16/2024 (e) (t)	250	247
Brookfield Corp. Treasury Ltd., 5.88%, 3/26/2024 (e) (t)	300	297
Canadian National Railway Co., 5.84%, 3/4/2024 (t)	372	370
CDP Financial, Inc., 5.88%, 9/23/2024 (e) (t)	400	387
Citigroup Global Markets, Inc., 6.02%, 9/25/2024 (e)	450	435
Commonwealth Bank of Australia
5.92%, 9/9/2024 (e)	371	359
5.91%, 9/23/2024 (t)	400	386
Credit Agricole Corporate and Investment Bank, 5.77%, 3/21/2024 (t)	400	397
Credit Industriel et Commercial, 5.78%, 3/8/2024 (t)	400	398
CRH America Finance, Inc., 5.76%, 2/13/2024 (t)	300	300
DNB Bank ASA
5.74%, 3/25/2024 (t)	400	397
5.21%, 9/27/2024 (e) (t)	400	387
HSBC USA, Inc., 6.22%, 8/29/2024 (t)	700	678
ING US Funding LLC, 5.85%, 6/14/2024 (t)	400	392
National Bank of Canada, 5.78%, 3/15/2024 (e)	400	397
NatWest Markets plc, 6.00%, 7/22/2024 (e)	294	287
Pacific Life Short Term Funding LLC, 5.85%, 6/10/2024 (t)	357	350
Societe Generale SA, 5.90%, 6/21/2024 (t)	400	392
Standard Chartered Bank, 6.00%, 8/13/2024 (t)	400	389
Sumitomo Mitsui Trust Bank Ltd., 5.43%, 5/8/2024 (e) (t)	400	394
Svenska Handelsbanken AB, 5.87%, 6/3/2024 (t)	400	393
Telstra Group Ltd., 5.86%, 3/8/2024 (t)	400	398
VW Credit, Inc., 5.95%, 4/23/2024 (t)	300	296
Westpac Banking Corp.
5.83%, 6/18/2024 (t)	400	392
5.93%, 9/6/2024 (t)	507	491
Total Commercial Paper (Cost $10,532)		10,545
	SHARES (000)
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (m) (u)	13,358	13,367
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (m) (u)	210,955	211,103
Total Investment Companies (Cost $224,414)		224,470
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (m) (u)	109,938	109,982

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (m) (u)	15,149	15,149
Total Investment of Cash Collateral from Securities Loaned (Cost $125,121)		125,131
Total Short-Term Investments (Cost $361,342)		361,423
Total Investments — 100.3% (Cost $8,715,141)		8,948,327
Liabilities in Excess of Other Assets — (0.3)%		(24,003)
NET ASSETS — 100.0%		8,924,324

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
CIFC	Commercial Industrial Finance Corp.
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Certificaten Van Aandelen (Dutch Certificate)
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $118,958.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at January 31, 2024 is $194,859 or 2.18% of the Fund’s net
assets as of January 31, 2024.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2024.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2024.

(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2024.

(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(l)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2024.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)	All or a portion of this security is unsettled as of January 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	Amount represents Units.
(s)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2024.
(t)	The rate shown is the effective yield as of January 31, 2024.
(u)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.9%
U.S. Equity	8.8
Oil, Gas & Consumable Fuels	7.1
Collateralized Mortgage Obligations	3.8
Commercial Mortgage-Backed Securities	3.8
Media	3.3
Electric Utilities	3.2
Diversified Telecommunication Services	3.1
Capital Markets	2.8
Convertible Bonds	2.8
Pharmaceuticals	2.5
Asset-Backed Securities	2.4
Insurance	2.3
Semiconductors & Semiconductor Equipment	2.1
Hotels, Restaurants & Leisure	1.9
Health Care Providers & Services	1.7
Chemicals	1.5
Automobile Components	1.4
Specialty Retail	1.3
Foreign Government Securities	1.3
Metals & Mining	1.2
Food Products	1.2
Consumer Finance	1.2
Multi-Utilities	1.1
Consumer Staples Distribution & Retail	1.1
Wireless Telecommunication Services	1.1
Commercial Services & Supplies	1.1
Machinery	1.0
U.S. Treasury Notes	1.0
Others (each less than 1.0%)	19.0
Short-Term Investments	4.0
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	5	03/15/2024	EUR	252	12
FTSE 100 Index	2	03/15/2024	GBP	193	5
NASDAQ 100 E-Mini Index	152	03/15/2024	USD	52,399	(923)
S&P 500 E-Mini Index	290	03/15/2024	USD	70,601	(885)
U.S. Treasury 10 Year Note	31,187	03/19/2024	USD	3,506,588	100,074
					98,283
Short Contracts
EURO STOXX 50 Index	(2,578)	03/15/2024	EUR	(129,607)	(2,927)
					95,356

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$53,919	$—	$53,919
United States	—	150,244	11,614	161,858
Total Asset-Backed Securities	—	204,163	11,614	215,777
Collateralized Mortgage Obligations
Bermuda	—	612	—	612
United States	—	339,723	3,509	343,232
Total Collateralized Mortgage Obligations	—	340,335	3,509	343,844
Commercial Mortgage-Backed Securities	—	342,983	—	342,983
Common Stocks
Australia	—	66,338	—	66,338
Austria	—	8,118	—	8,118
Belgium	1,238	7,114	—	8,352
Brazil	24,730	805	—	25,535
Canada	138,210	—	—	138,210
Chile	3,972	—	—	3,972
China	17,342	120,846	—	138,188
Denmark	—	23,336	—	23,336
Finland	—	48,079	—	48,079
France	—	131,296	—	131,296
Germany	—	83,003	—	83,003
Hong Kong	—	33,322	—	33,322
India	18,067	27,838	—	45,905
Indonesia	—	23,283	—	23,283
Ireland	2,425	1,141	—	3,566
Israel	—	1,979	—	1,979
Italy	—	65,888	—	65,888
Japan	—	107,939	—	107,939
Luxembourg	—	—	7,571	7,571
Malta	—	1,045	—	1,045
Mexico	29,298	—	—	29,298
Netherlands	—	64,961	—	64,961
New Zealand	4,903	—	—	4,903
Norway	14,076	14,013	—	28,089
Poland	—	3,153	—	3,153
Portugal	493	2,127	—	2,620
Russia	—	—	106	106
Saudi Arabia	—	13,436	—	13,436
Singapore	2,957	28,547	—	31,504
South Africa	28,069	7,321	—	35,390
South Korea	—	55,365	—	55,365

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$1,976	$64,710	$—	$66,686
Sweden	—	43,168	—	43,168
Switzerland	—	44,462	—	44,462
Taiwan	22,182	83,935	—	106,117
Thailand	—	8,388	—	8,388
United Kingdom	22,040	152,665	—	174,705
United States	1,289,762	88,910	9,125	1,387,797
Total Common Stocks	1,621,740	1,426,531	16,802	3,065,073
Convertible Bonds
Australia	—	781	—	781
Belgium	—	315	—	315
Canada	—	780	—	780
China	—	1,538	—	1,538
France	—	2,730	—	2,730
Germany	—	1,742	—	1,742
Israel	—	1,167	—	1,167
Luxembourg	—	209	—	209
Mexico	—	323	—	323
New Zealand	—	830	—	830
Singapore	—	729	—	729
South Africa	—	359	—	359
South Korea	—	651	—	651
Spain	—	730	—	730
Switzerland	—	657	—	657
United Arab Emirates	—	1,568	—	1,568
United Kingdom	—	3,370	—	3,370
United States	—	28,349	2,892	31,241
Total Convertible Bonds	—	46,828	2,892	49,720
Convertible Preferred Stocks
United States	4,275	673	7,225	12,173
Corporate Bonds
Australia	—	11,046	—	11,046
Austria	—	2,232	—	2,232
Azerbaijan	—	2,175	—	2,175
Bahrain	—	1,201	—	1,201
Belgium	—	203	—	203
Brazil	—	4,413	—	4,413
Canada	—	165,215	—	165,215
China	—	20,456	—	20,456
Colombia	—	3,043	—	3,043
Denmark	—	5,255	—	5,255
Finland	—	8,009	—	8,009
France	—	93,885	—	93,885
Germany	—	7,069	—	7,069
Guatemala	—	1,093	—	1,093
Hong Kong	—	15,553	—	15,553

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
India	$—	$31,538	$—	$31,538
Indonesia	—	14,795	—	14,795
Ireland	—	16,741	—	16,741
Israel	—	1,053	—	1,053
Italy	—	9,140	—	9,140
Japan	—	10,651	—	10,651
Kazakhstan	—	2,905	—	2,905
Luxembourg	—	22,566	—	22,566
Macau	—	14,300	—	14,300
Mexico	—	17,426	—	17,426
Morocco	—	2,462	—	2,462
Netherlands	—	39,115	—	39,115
Norway	—	8,471	—	8,471
Panama	—	806	—	806
Paraguay	—	262	—	262
Peru	—	1,395	—	1,395
Philippines	—	2,787	—	2,787
Singapore	—	1,164	—	1,164
South Africa	—	2,148	—	2,148
South Korea	—	1,973	—	1,973
Spain	—	46,477	—	46,477
Sweden	—	12,699	—	12,699
Switzerland	—	31,853	—	31,853
Thailand	—	3,606	—	3,606
United Kingdom	—	128,095	—	128,095
United States	—	2,292,571	3,982	2,296,553
Uzbekistan	—	1,129	—	1,129
Venezuela, Bolivarian Republic of	—	848	—	848
Total Corporate Bonds	—	3,059,824	3,982	3,063,806
Equity Linked Notes	—	248,176	—	248,176
Exchange-Traded Funds	834,579	—	—	834,579
Foreign Government Securities	—	118,296	—	118,296
Loan Assignments
France	—	568	—	568
Germany	—	345	—	345
Ireland	—	172	—	172
Luxembourg	—	8,522	—	8,522
Netherlands	—	731	—	731
United States	—	139,344	7,539	146,883
Total Loan Assignments	—	149,682	7,539	157,221
Mortgage-Backed Securities	—	932	—	932
Preferred Stocks
United States	44,300	—	1,355	45,655
Rights
Spain	31	—	—	31
United States	—	—	689	689

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Rights	31	—	689	720
U.S. Treasury Obligations	$—	$87,295	$—	$87,295
Warrants
United Kingdom	—	—	654	654
United States	—	— (a)	—	— (a)
Total Warrants	—	— (a)	654	654
Short-Term Investments
Certificates of Deposits	—	1,277	—	1,277
Commercial Paper	—	10,545	—	10,545
Investment Companies	224,470	—	—	224,470
Investment of Cash Collateral from Securities Loaned	125,131	—	—	125,131
Total Short-Term Investments	349,601	11,822	—	361,423
Total Investments in Securities	$2,854,526	$6,037,540	$56,261	$8,948,327
Appreciation in Other Financial Instruments
Futures Contracts	$100,091	$—	$—	$100,091
Depreciation in Other Financial Instruments
Futures Contracts	(4,735)	—	—	(4,735)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$95,356	$—	$—	$95,356

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2024
Investments in Securities:
Asset-Backed Securities	$13,369	$—	$9	$— (a)	$—	$(1,764)	$—	$—	$11,614
Collateralized Mortgage Obligations	2	—	9	— (a)	3,500	(2)	—	—	3,509
Common Stocks	13,439	317	719	—	2,644	(317)	—	—	16,802
Convertible Bonds	2,817	—	75	—	—	—	—	—	2,892
Convertible Preferred Stocks	7,518	—	(293)	—	—	—	—	—	7,225
Corporate Bonds	1,302	(282)	(252)	(4)	—	(3)	3,221	—	3,982
Loan Assignments	7,303	—	(133)	118	4,695	(4,444)	—	—	7,539
Preferred Stocks	1,517	—	(162)	—	—	—	—	—	1,355
Rights	622	530	67	—	—	(530)	—	—	689
Warrants	772	—	(118)	—	—	—	—	—	654
Total	$48,661	$565	$(79)	$114	$10,839	$(7,060)	$3,221	$—	$56,261

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $(504).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
There were no significant transfers into or out of level 3 for the period ended January 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at January 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$177	Terms of Restructuring	Expected Recovery	$0.01 ($0.01)
	-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	177
	-(b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	-(b )
	1,499	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 18.00% (7.30%)
			Constant Default Rate	5.00% - 12.00% (10.76%)
			Yield (Discount Rate of Cash Flows)	7.03% - 9.95% (7.55%)
Asset-Backed Securities	1,499
	2,892	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	2,892
	2,579	Terms of Restructuring	Expected Recovery	10.90% - 100.00% (99.45%)
	4,969	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.94% - 33.39% (23.89%)

Loan Assignments	7,548
Total	$12,116

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At January 31, 2024, the value of these investments was $44,145. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$551,824	$—	$—	$—	$35,026	$586,850	10,487	$12,343	$—
JPMorgan Income ETF (a)	42,640	—	—	—	1,716	44,356	967	699	—
JPMorgan Nasdaq Equity Premium Income ETF (a)	182,533	—	—	—	20,840	203,373	3,954	4,873	—
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	39,996	55,903	82,538	10	(4)	13,367	13,358	327	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	219,469	1,141,784	1,150,186	18	18	211,103	210,955	2,430	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	121,961	82,000	94,000	10	11	109,982	109,938	1,440	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	16,720	83,702	85,273	—	—	15,149	15,149	197	—
Total	$1,175,143	$1,363,389	$1,411,997	$38	$57,607	$1,184,180		$22,309	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.